                                                              iShares S&P Series
                                                               SEMIANNUAL REPORT

                                                              September 30, 2000



iShares                                                   The way you invest now
 ------
 BARCLAYS GLOBAL INVESTORS                                           Only better

TABLE OF CONTENTS

Shareholder Letter...............................................    1
Market Overview..................................................    2
Managers' Discussion & Analysis..................................    4
Schedules of Investments.........................................   14
   iShares S&P 500 Index Fund....................................   14
   iShares S&P 500/BARRA Growth Index Fund.......................   20
   iShares S&P 500/BARRA Value Index Fund........................   22
   iShares S&P MidCap 400 Index Fund.............................   27
   iShares S&P MidCap 400/BARRA Growth Index Fund................   32
   iShares S&P MidCap 400/BARRA Value Index Fund.................   34
   iShares S&P SmallCap 600 Index Fund...........................   37
   iShares S&P SmallCap 600/BARRA Growth Index Fund..............   44
   iShares S&P SmallCap 600/BARRA Value Index Fund...............   46
   iShares S&P Europe 350 Index Fund.............................   51
   iShares S&P/TSE 60 Index Fund.................................   56
Financial Statements.............................................   57
Financial Highlights.............................................   66
Notes to Financial Statements....................................   69

To Our Shareholders

The iShares Funds' semiannual period ended September 30, 2000 was one of continued market volatility. Significant events during this period include:

 . The Federal Reserve Board raised rates 0.50% at its May 16 meeting. This increase was the sixth in 12 months and brought the Federal Funds rate to 6.5%. This is the rate's highest level since it was 6.75% in January of 1991.

 .  The price of crude oil rose to $37.20 a barrel, the highest level since
   November of 1990.

 .  The euro sank to a 21-month low since its introduction in January 1999.

 . More than 50 IPOs occurred in August, representing 25% of the IPOs launched so far in 2000.

As you read through this report and review the performance of the funds in your portfolio, we encourage you to keep long-term goals in mind when making investment decisions. While one fund's recent performance may be better than another's, it is important to remember that past performance is no guarantee of future results. Even as market conditions change, you should maintain your investment strategy as long as it remains appropriate for your short- or long-term objectives. One trait many successful investors share is the ability to stay focused on their personal financial goals and fundamental long term market opinions, while ignoring temporary market swings.

We trust that the Funds are fulfilling your expectations as a simple, cost-effective way for you to invest in your future, and will continue to do so. We also encourage you to consider the appropriateness of other iShares Funds as part of your long-term investment program. iShares Funds offer investors a wide range of indexed investment choices based on market capitalization, investment style, and sector exposure.

We appreciate your confidence and look forward to helping you meet your investment goals.

           iShares Funds                                           November 2000

--------------------------------------------------------------------------------
iShares Shareholder Letter                                                page 1

Market Overview

Domestic Markets

Despite a bumpy ride, US equity markets delivered positive returns during the six-months ended September 30, 2000. Mid-capitalization stocks were the performance leaders for the period: The S&P MidCap 400 Index returned 16.82% for the period. Small-capitalization stocks also fared well, advancing 11.20% and 11.02% in the S&P 600 Index and the Russell 2000 Index, respectively. Conversely, large-capitalization stocks were flatter: the S&P 500 Index and the Russell 1000 Index returned (0.68)% and 1.15%, respectively.

Value stocks outperformed growth stocks across all indices in this period. The S&P 500/BARRA Value Index increased by 5.10%, and the S&P 600 Value/BARRA Index increased by 5.68%. Both the S&P 500/BARRA Growth Index and the S&P 600/BARRA Growth Index were relatively flat, returning 0.83% and 1.37%, respectively.

Interest rate concerns dominated investors' attention at the beginning of the period. On May 16, the Federal reserve instituted its sixth interest rate hike in 12 months, amid continued signs of an overheated economy. However, by the end of May, economic figures began to reveal signs of a slowing economy. Lower durable goods orders and new home sales suggested that the economy might be approaching the Fed's desired "soft landing", and the Fed chose to leave rates unchanged at its June meeting.

Less optimistic news arrived in July, however, in the form of higher-than-expected figures for both the Gross Domestic Product (GDP) and Consumer Price Index (CPI). Investors responded by selling off technology stocks and other high-valuation shares, and buying more defensive stocks. August brought more encouraging economic reports: US factory orders (excluding transportation equipment) had fallen 4.8% in July, compared with a 0.5% increase in June.

Meanwhile, both the CPI and the core rate, which exclude food and energy, had risen 0.2% in July, reflecting no acceleration in inflation. Finally, a record drop in durable goods orders and an increase in jobless claims in July suggested that the demand for workers and goods was slowing enough to relieve inflationary pressures. The positive data led to another pause in Fed tightening, and markets welcomed the news with a strong rally.

With concerns about inflation apparently behind them, investors began to focus on new areas for worry. The price of crude oil, which had been climbing during the year, reached a 10-year high in September. At the same time, the euro dipped to an all-time low since its introduction in January 1999. Investors' concerns about the impact that these factors would have on corporate earnings were realized when Intel announced that it would fail to meet its third quarter earnings expectations, citing the weakness of the euro. Investors began to shift from growth stocks, particularly technology companies, and buy shares of more value-oriented stocks.

International Markets

Many of the same concerns that affected the US markets also impacted the international ones. Volatility, too, was a common theme. As the reporting period began, the international markets were generally weak. Like in the US, investors abroad remained concerned about the possibility that central banks would raise interest rates substantially to ward off inflation. As a result, shares in "new economy" sectors such as telecommunications and technology generally declined. Stocks traditionally considered defensive, such as the value-oriented "old economy" companies in the utilities and financial sectors, took the lead. This trend would continue for much of the reporting period.

Not surprisingly, countries whose markets are dominated by technology and telecommunications companies, such as Sweden and Finland with companies like Ericsson and Nokia, were the hardest hit by the decline. But they were not alone; U.K. and German markets were also dragged down by their respective telecommunications companies. Besides concerns about potentially higher interest rates, these markets were further impacted by the unexpectedly high prices paid at auction for third-generation wireless licenses. As a result of the near-term uncertainty, telecommunications stocks remained weak through the rest of the reporting period.

--------------------------------------------------------------------------------
  page 2                                                                iShares

The concurrent downturn in technology stocks affected almost every international market, though some were harder hit than others. The stock exchanges of export-oriented economies such as South Korea and Taiwan, for example, posted severe losses in July, August and September. The weakness of the euro relative to the US dollar was another strike against Asian exporters. Meanwhile, Latin American markets held up relatively well; for instance, oil exporter Mexico was buoyed by higher crude oil prices.

During September, a new market consensus appeared to be emerging. Investors seemed less concerned about the possibility of higher interest rates but instead were focused on the potential for a significant slowdown in global economic growth. In this environment, stocks in utilities and financial-services industries continued to outperform.

--------------------------------------------------------------------------------
iShares Market Overview                                                   page 3

Managers' Discussion & Analysis

                          iShares S&P 500 Index Funds
                           Performance As Of 9/30/00

--------------------------------------------------------------------------------
                                 Total Returns
--------------------------------------------------------------------------------



                                                             Inception to
                  Fund                    Inception Date  September 30, 2000
                  ----                    --------------  ------------------

iShares S&P 500 Index Fund                    05/15/00             (0.70)%
iShares S&P 500/BARRA Growth Index Fund       05/22/00              0.76%
iShares S&P 500/BARRA Value Index Fund        05/22/00              5.04%


--------------------------------------------------------------------------------

Total returns represent the iShares Funds' change in value during the time periods noted above. These figures assume that dividends and capital gains distributions have been reinvested in the Funds at net asset value. The Funds' past performance is no guarantee of future results. The investment return and principal value of shares of the Funds will vary with changes in market conditions. Shares of the Funds may be worth more or less than their original cost when they are redeemed or sold in the market.

[PIE CHART]

    Sector Breakout
     S&P 500 Index

Basic Materials           1.75%
Capital Goods             8.56%
Communications Services   6.35%
Consumer Cyclicals        6.91%
Consumer Staples         10.22%
Energy                    5.85%
Financials               15.68%
Health Care              11.41%
Technology               29.47%
Transportation            0.53%
Utilities                 3.27%


[PIE CHART]

S&P 500/BARRA Growth Index

Basic Materials              0.02%
Capital Goods                9.02%
Communications Services      2.28%
Consumer Cyclicals           7.24%
Consumer Staples            10.25%
Financials                   1.30%
Health Care                 18.94%
Technology                  50.92%
Transportation               0.03%


[PIE CHART]

S&P 500/BARRA Value Index

Basic Materials             3.58%
Capital Goods               8.08%
Communications Services    10.67%
Consumer Cyclicals          6.56%
Consumer Staples           10.19%
Energy                     12.04%
Financials                 30.93%
Health Care                 3.42%
Technology                  6.74%
Transportation              1.06%
Utilities                   6.73%

The Standard & Poor's (S&P) 500 Index showed moderate growth for the semiannual reporting period ended September 30, 2000. The iSHARES S&P 500 INDEX FUND, which commenced operations on May 15, seeks to track the S&P 500 Index. For the period May 15

--------------------------------------------------------------------------------
  page 4                                                                iShares
through September 30, the Index returned (0.68)%. The iShares S&P 500/BARRA Growth Index Fund and the iShares S&P 500/BARRA Value Index Fund, which commenced operations on May 22, seek to track the growth and value components of the S&P 500 Index, respectively. From May 22 through September 30, the S&P 500/BARRA Growth Index returned 0.83%, and the S&P 500/BARRA Value Index returned 5.10%.

The period began with the Federal Reserve's 0.5% interest rate hike on May 16. This increase marked the sixth in a year. In July, investor concerns were reinforced by the news that the Consumer Price Index had risen 0.6% in June and the Gross Domestic Product had jumped 5.2% in the second quarter, above the anticipated 3.8%. These increases, combined with profit warnings from major technology firms, sparked a sell-off in the technology sector.

Stocks rallied in August in response to encouraging reports about the US economy. July saw a drop in orders for durable goods, an increase in jobless claims, and a decline in factory orders (excluding transportation equipment) of 4.8%. These factors, combined with growing optimism that interest rates had stabilized, relieved inflationary pressures.

However, investors' concerns about inflation were soon replaced by pessimism about rising oil prices and the weak euro. Intel's profit warning, which the company reported was due to the weak euro's effect on its European sales, triggered a sharp drop in technology stocks. The sell-off spread to the broader market and even some blue chip stalwarts were dragged down. Companies such as DuPont and Eastman Kodak saw significant declines.

Between May 15 and September 30, four stocks in the S&P 500 Index's top 10 holdings: Cisco, Microsoft, Intel, and Oracle realized losses that ranged from 6.5% to 32.0%. Since technology stocks made up 29.4% of the Index's weighting during the period, the losses this sector sustained had the most profound impact on overall returns.

However, declines in the technology sector were offset by the strong performance of stocks in the financial and utilities sectors. Merger and acquisition activity, most notably Chase Manhattan Bank's $34 billion bid for J.P. Morgan, contributed to the 15.79% rise in the financial sector for the third quarter, July to September.

For most of the period between the Funds' inception and September 30, growth and value stocks fell alternately in and out of favor. However, for the overall period, value stocks strongly outpaced growth, with the S&P 500/BARRA Value and Growth Indexes returning 5.10% and 0.83%, respectively. Value stocks' lead was largely due to the weakness of technology stocks and investors' retreat to more the defensive issues of "old economy" value stocks.

--------------------------------------------------------------------------------
iShares Managers' Discussion & Analyses                                   page 5

Managers' Discussion & Analysis

                       iShares S&P MidCap 400 Index Funds
                           Performance as Of 9/30/00

--------------------------------------------------------------------------------
                                 Total Returns
--------------------------------------------------------------------------------



                                                             Inception to
                  Fund                    Inception Date  September 30, 2000
                  ----                    --------------  ------------------

iShares S&P MidCap 400 Index Fund             05/22/00             16.71%
iShares S&P MidCap 400/BARRA Growth
  Index Fund                                  07/24/00              7.58%
iShares S&P MidCap 400/BARRA Value Index
  Fund                                        07/24/00              8.83%

--------------------------------------------------------------------------------

Total returns represent the iShares Funds' change in value during the time periods noted above. These figures assume that dividends and capital gains distributions have been reinvested in the Funds at net asset value. The Funds' past performance is no guarantee of future results. The investment return and principal value of shares of the Funds will vary with changes in market conditions. Shares of the Funds may be worth more or less than their original cost when they are redeemed or sold in the market.

[PIE CHART]

    Sector Breakout
    S&P Midcap 400
         Index

Basic Materials           3.39%
Capital Goods             7.15%
Communications Services   1.49%
Consumer Cyclicals       11.86%
Consumer Staples          6.67%
Energy                    6.94%
Financials               11.73%
Health Care              13.18%
Technology               24.59%
Transportation            1.27%
Utilities                11.73%


[PIE CHART]

S&P MidCap 400/BARRA Growth Index

Basic Materials                     0.99%
Capital Goods                       7.71%
Communications Services             0.44%
Consumer Cyclicals                  9.27%
Consumer Staples                    5.13%
Energy                              8.34%
Financials                          3.37%
Health Care                        19.22%
Technology                         37.36%
Transportation                      0.75%
Utilities                           7.42%

[PIE CHART]

S&P MidCap 400/BARRA Value Index

Basic Materials                    6.27%
Capital Goods                      6.47%
Communications Services            2.75%
Consumer Cyclicals                14.98%
Consumer Staples                   8.52%
Energy                             5.25%
Financials                        21.80%
Health Care                        5.92%
Technology                         9.20%
Transportation                     1.90%
Utilities                         16.94%

The Standard & Poor's (S&P) MidCap 400 Index showed strong growth for the semiannual reporting period ended September 30, 2000. The iShares S&P MidCap 400 Index Fund, which commenced operations on May 22, seeks to track the S&P MidCap 400 Index.

--------------------------------------------------------------------------------
  page 6                                                                iShares

For the period May 22 through September 30, the Index rose 16.82%. The iShares S&P MidCap 400/BARRA Growth Index Fund and the ishares S&P MidCap 400/BARRA Value Index Fund, which commenced operations on July 24, seek to track the growth and value components of the S&P MidCap 400 Index, respectively. From July 24 through September 30, the S&P MidCap 400/BARRA Growth Index returned 7.68%, and the S&P MidCap 400/BARRA Value Index returned 8.90%.

The overall positive performance of the S&P MidCap 400 Index between May 22 and September 30 conceals the wide swings the market experienced in the first several months following the Funds' inceptions.

As economic data released in June pointed to a rosy economy with no signs of inflation, investor optimism was high. The mood was reflected in market performance: technology and health care stocks, which represent the two largest sectors of the S&P MidCap 400 Index (approximately 25% and 13%) returned 9.0% and 11.9%, respectively.

However, July brought discouraging news. Higher-than-expected figures for both the June Consumer Price Index and the second quarter Gross Domestic Product suggested a rapidly growing economy, and investor sentiment turned negative. Growth companies were sold off as investors sought safety in more defensive sectors. Technology stocks declined 1.8%, while basic materials, transportation, and financial stocks, gained 5.3%, 9.7%, and 7.2%, respectively. The energy sector was the worst performer for the month, returning (7.1)%.

Almost every sector responded well to positive economic news in August. A rise in retail sales figures (0.2% instead of the 0.4% that had been expected) was announced, and popular sentiment held that interest rates would remain flat for the remainder of the year. The increase in jobless claims in July and a record drop in orders of durable goods also contributed to increased investor confidence.

Unfortunately, the recovery in August was short-lived. Investor concern over corporate profit growth caused a profound downswing in the market in September. The concern stemmed from rising crude oil prices, which had reached a 10-year high by the end of third quarter 2000. In addition, a weakened euro, which reached an historic low of $0.85 to the US dollar in September, compounded concerns and helped to drive stock prices lower.

In general, market performance reflected investor confidence in the US economy between May 22 and September 30: when economic reports were promising, equities performed well; when the reports looked less optimistic, the market dropped accordingly.

For most of the time between the Funds' inceptions and September 30, growth and value stocks fell in and out of favor inversely. Only during the market rally in August did they experience positive returns in the same month: 14.9% for growth and 7.2% for value.

--------------------------------------------------------------------------------
iShares Managers' Discussion & Analyses                                   page 7

Managers' Discussion & Analysis

                      iShares S&P SmallCap 600 Index Funds
                           Performance As Of 9/30/00

--------------------------------------------------------------------------------
                                 Total Returns
--------------------------------------------------------------------------------

                                                             Inception to
                  Fund                    Inception Date  September 30, 2000
                  ----                    --------------  ------------------

iShares S&P SmallCap 600 Index Fund           05/22/00             11.08%
iShares S&P SmallCap 600/BARRA Growth
  Index Fund                                  07/24/00              1.24%
iShares S&P SmallCap 600/BARRA Value
  Index Fund                                  07/24/00              5.66%

--------------------------------------------------------------------------------

Total returns represent the iShares Funds' change in value during the time periods noted above. These figures assume that dividends and capital gains distributions have been reinvested in the Funds at net asset value. The Funds' past performance is no guarantee of future results. The investment return and principal value of shares of the Funds will vary with changes in market conditions. Shares of the Funds may be worth more or less than their original cost when they are redeemed or sold in the market.


[PIE CHART]

    Sector Breakout
S&P SmallCap 600 Index

Basic Materials           3.49%
Capital Goods            13.67%
Communications Services   0.19%
Consumer Cyclicals       17.25%
Consumer Staples          7.83%
Energy                    5.49%
Financials               12.20%
Health Care              14.24%
Technology               18.99%
Transportation            3.16%
Utilities                 3.49%

[PIE CHART]

S&P SmallCap 600/BARRA Growth Index

Basic Materials                       1.84%
Capital Goods                        15.19%
Communications Services               0.19%
Consumer Cyclicals                   11.34%
Consumer Staples                      7.16%
Energy                                5.76%
Financials                            5.11%
Health Care                          22.20%
Technology                           27.39%
Transportation                        3.82%


[PIE CHART]

S&P SmallCap 600/BARRA Value Index

Basic Materials                      4.95%
Capital Goods                       12.33%
Communications Services              0.18%
Consumer Cyclicals                  22.47%
Consumer Staples                     8.42%
Energy                               5.26%
Financials                          18.45%
Health Care                          7.21%
Technology                          11.58%
Transportation                       2.58%
Utilities                            6.57%

The Standard & Poor's (S&P) SmallCap 600 Index showed solid growth for the semiannual reporting period ended September 30, 2000. The iShares S&P SnallCap 600 Index Fund, which commenced operations on May 22, seeks to track the S&P SmallCap 600 Index. For the period May 22 through September 30, the Index rose 11.20%. The iShares S&P SmallCap 600/BARRA Growth Index Fund

--------------------------------------------------------------------------------
  page 8                                                                iShares
and the iShares S&P SmallCap 600/BARRA Value Index Fund, which commenced operations on July 24, seek to track the growth and value components of the S&P SmallCap 600 Index, respectively. From July 24 through September 30, the S&P SmallCap 600/BARRA Growth Index returned 1.37%, and the S&P SmallCap 600/BARRA Value Index returned 5.68%.

Small-cap stocks performed well in the months following the Funds' inceptions. There was significant volatility in this segment of the market, however, and different sectors went dramatically in and out of favor between May 22 and September 30. In general, the volatility in sector performance was attributable to investor sentiment about the state of the economy. As economic news released during the period was alternately positive and negative, investors' enthusiasm rose and fell accordingly. Sector performance reflected these changes in sentiment, experiencing wide swings from month to month.

In June the health care sector gained 25.9%, and the technology sector rose 10.5%. The only significant loss this month was the (8.4)% return in the communications services sector. Other sectors of the small-cap market remained relatively flat.

The communications services sector rose slightly early in July, but closed the month with a (6.0)% return. The energy sector also fell, ending with a performance of (14.2)%. Technology lost its June gain, returning (10.2)% in July. Conversely, the transportation and financial sectors were solid performers, closing up 10.3% and 9.6%, respectively.

In August, encouraging economic news and the Fed's corresponding decision not to raise interest rates sparked a rally across market sectors. By month-end, the communications services sector was up 45.8%; the energy sector rose 23.4%; and the health care, technology, and financial sectors made contributions of 16.0%, 9.8%, and 9.2%, respectively. The IPO market was also active in August: 53 companies were listed, representing 25% of the IPOs launched to date in 2000.

In September, three issues that had been brewing for more than a year (rising interest rates, a weakening euro, and increasing oil prices) shook investors' confidence and ultimately drove down stock prices. Technology companies were among the hardest hit, as investors abandoned them in favor of more defensive stocks. September brought flat returns in the energy, health care, and utilities sectors but losses in other sectors. Communications services led the losing sectors with a return of (26.8)%, followed by (11.7)% in technology, and (10.7)% in basic materials.

Although growth and value stocks fell in and out of favor alternately between May 22 and September 30, value stocks outperformed their growth counterparts for the period overall.

--------------------------------------------------------------------------------
iShares Managers' Discussion & Analyses                                   page 9

Managers' Discussion & Analysis

                       iShares S&P Europe 350 Index Fund
                           Performance As Of 9/30/00

--------------------------------------------------------------------------------
                                  Total Return
--------------------------------------------------------------------------------


                                                             Inception to
                  Fund                    Inception Date  September 30, 2000
                  ----                    --------------  ------------------

iShares S&P Europe 350 Index Fund             07/25/00            (7.31)%
--------------------------------------------------------------------------------

Total return represent the iShares Fund's change in value during the time periods noted above. These figures assume that dividends and capital gains distributions have been reinvested in the Fund at net asset value. The Fund's past performance is no guarantee of future results. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market.

Edgar Representation Of Data Points Used In Printed Graphic

[PIE CHART]

  Country Breakout
S&P Europe 350 Index

Austria                0.0810%
Belgium                0.8833%
Denmark                0.5216%
Finland                3.6841%
France                14.1441%
Germany                9.7744%
Italy                  4.8014%
Netherlands            8.2863%
Norway                 0.2160%
Portugal               0.5562%
Spain                  4.4141%
Sweden                 3.7201%
Switzerland            8.2863%
United Kingdom        40.6311%


The total return of the S&P Europe 350 Index was (7.11)% for the period from July 25, 2000, through September 30, 2000. The iShares S&P Europe 350 Index Fund returned (7.31)% for the same period. The S&P Europe 350 Index measures the performance of equities in the UK, and 14 countries in the Euro Zone, which include the EMU countries plus Denmark, Norway, Sweden and Switzerland.

Due in part to the ongoing weakness of the euro, US dollar returns from many European markets fell into negative territory over the reporting period. July was particularly volatile. That month, telecom bellwethers Nokia and Ericsson (respectively 3.4% and 2.1% of the Index as of September 30, 2000) announced that they were expecting slower growth over at least the next quarter. This news created a domino effect, affecting other communications stocks such as Vodafone, which was the Index's largest stock as of September 30, 2000. Communications stocks were also depressed by persistent concerns about the auction of third-generation (3G) wireless licenses in several European markets. These licenses have commanded much higher prices than investors had been expecting, prompting credit agencies to review the ratings of firms that won the bidding and leaving investors concerned about the long-term costs of building 3G networks across Europe.

--------------------------------------------------------------------------------
  page 10                                                               iShares

As the outlook for communications stocks and other growth-oriented issues became less certain, investors retreated to sectors traditionally viewed as defensive, such as utilities and financials. HSBC Holdings was one of the standouts in the financials sector. Higher crude oil prices also benefited energy stocks in the Europe 350 Index, such as BP Amoco and Royal Dutch Petroleum. As of September 30, 2000, those stocks were respectively the Index's second- and fifth-largest holdings, at 3.7% and 2.3% of the portfolio.

Although the euro's weakness has diminished returns for US dollar-based investors, the trend has been positive for European exporters. Yet the euro's weakness was one factor the European Central Bank cited for its decision to raise interest rates shortly after the reporting period ended. It was the sixth such rate increase this year. The Bank also pointed to signs that higher-than-expected second quarter labor costs were creating inflationary pressures. Indeed, consumer price inflation in the euro zone clocked in at an annualized rate of 2.3% in August, outpacing the Bank's target rate of 2%. The Bank of England, meanwhile, left interest rates unchanged for the eighth straight month. Bank officials said that inflation in Britain appeared to be under control, due in part to a weakening of the pound versus other currencies.

As the period ended, higher crude oil prices were another concern, both in heightening inflationary pressures and lowering consumer confidence across Europe.

--------------------------------------------------------------------------------
iShares Managers' Discussion & Analyses                                  page 11

Managers' Discussion & Analysis

                         iShares S&P/TSE 60 Index Fund
                           Performance as of 9/30/00

--------------------------------------------------------------------------------
                                  Total Return
--------------------------------------------------------------------------------



                                                             Inception to
                  Fund                    Inception Date  September 30, 2000
                  ----                    --------------  ------------------
iShares S&P/TSE 60 Index Fund                 06/12/00              5.30%
--------------------------------------------------------------------------------

Total return represent the iShares Fund's change in value during the time periods noted above. These figures assume that dividends and capital gains distributions have been reinvested in the Fund at net asset value. The Fund's past performance is no guarantee of future results. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market.


                                  [PIE CHART]

                                Sector Breakout
                                ---------------

                               S&P/TSE 60 Index

                     Consumer Discretionary        8.58%
                     Consumer Staples              0.60%
                     Energy                        8.32%
                     Financials                   19.17%
                     Health Care                   0.47%
                     Industrials                   7.06%
                     Information Technology       41.30%
                     Materials                     7.38%
                     Telecommunications Services   4.46%
                     Utilities                     2.66%


The total return of the Standard & Poor's/Toronto Stock Exchange 60 Index (S&P/TSE 60) was 3.33% for the period from June 12, 2000 through September 30, 2000. The S&P/TSE 60 tracks the sixty largest securities in the Canadian market. The iShares S&P/ TSE 60 Index Fund, which seeks to track the S&P/TSE 60, returned 5.30% over the period from the Fund's inception on June 12, 2000, through September 30, 2000.

Regulatory restrictions can adversely affect the Investment Adviser's ability to optimize the portfolio of an iShares Fund. The Single-Issue Rule generally requires that no more than 25% of the value of a Fund's total assets may be invested in the securities of one single issuer. In the case of the S&P/TSE 60, the Fund was obligated to underweight Nortel Networks over the reporting period, while overweighting other securities to compensate. The performance of Nortel Networks, which accounted for 22.4% of the Fund and 37.9% of the Index as of September 30, 2000, heavily influenced the performance of the Toronto Stock Exchange (TSE) this period.

After having declined over the spring along with other telecommunications stocks, Nortel's shares rebounded during the summer. It encountered renewed turbulence in September, driven down primarily by investors' sector-wide concerns. The Fund's underweighting in Nortel put it at a disadvantage over the summer months as shares of Nortel continued to advance. It was beneficial in September, however, when Nortel declined significantly along with other communications stocks. The underweighting of Nortel helped the Fund to outperform the Index by 1.97%.

--------------------------------------------------------------------------------
 page 12                                                                iShares

Technology stocks in the TSE also remained volatile. For example, Celestica, which was 2.4% of the Index as of September 30, 2000, rebounded from a drop in the spring to achieve positive returns over the summer. Toward the end of the reporting period, several earnings warnings released from technology companies including Intel led investors to sell off other technology stocks such as Celestica.

With the outlook for technology and telecommunications stocks becoming less certain, investors turned to more defensive issues in the utilities and financial services areas. As a result, several banks in the TSE, including Canadian Imperial Bank and Toronto Dominion Bank, performed well over the reporting period. The apparent stabilization of US and Canadian interest rates created a more positive backdrop for financial services companies in general.

As the reporting period ended, investors continued to be concerned about several issues. These include slowing economic growth in the United States and other countries, the impact of higher crude-oil prices, and the adverse effect of the euro's weakness on Canadian exporters.

--------------------------------------------------------------------------------
iShares Managers' Discussion & Analyses                                  page 13
iShares S&P 500 Index Fund
Schedule of Investments
September 30, 2000 (unaudited)


Security                                      Shares           Value
--------------------------------------------------------------------

COMMON STOCKS - 99.89%
--------------------------------------------------------------------
General Electric Co.                       1,307,397  $   75,420,460
Cisco Systems Inc.+                          936,745      51,755,161
Microsoft Corp.+                             694,675      41,854,169
Exxon Mobil Corp.                            459,899      40,988,498
Pfizer Inc.                                  833,469      37,454,013
Intel Corp.                                  886,296      36,892,071
Citigroup Inc.                               593,896      32,107,502
Oracle Corp.+                                371,616      29,264,760
American International Group Inc.            305,471      29,229,756
EMC Corporation+                             287,588      28,507,161
Wal-Mart Stores Inc.                         589,625      28,375,703
International Business Machines Corp.        232,444      26,149,950
Sun Microsystems Inc.+                       209,444      24,452,587
Nortel Networks Corp.                        393,863      23,459,465
Merck & Co. Inc.                             303,728      22,608,753
SBC Communications Inc.                      447,518      22,375,900
Coca-Cola Co.                                327,041      18,028,135
Verizon Communications                       358,898      17,384,122
Johnson & Johnson                            183,575      17,244,577
Royal Dutch Petroleum Co.                    283,130      16,970,104
America Online Inc.+                         304,478      16,365,692
Home Depot Inc.                              305,790      16,225,982
Bristol-Myers Squibb Co.                     259,514      14,824,737
AT&T Corp.                                   495,986      14,569,589
Time Warner Inc.                             174,404      13,647,113
Morgan Stanley Dean Witter & Co.             148,573      13,585,144
Lucent Technologies Inc.                     439,376      13,428,429
Hewlett-Packard Co.                          131,686      12,773,542
Lilly (Eli) and Company                      149,163      12,100,848
Viacom Inc. "B"+                             200,292      11,717,082
JDS Uniphase Corp.+                          123,453      11,689,456
Procter & Gamble Co.                         172,727      11,572,709
Tyco International Ltd.                      222,522  $   11,543,329
Corning Inc.                                  38,824      11,530,728
WorldCom Inc.+                               379,473      11,526,492
Bank of America Corp.                        216,934      11,361,918
Texas Instruments Inc.                       228,271      10,771,538
American Express Co.                         175,904      10,686,168
Disney (Walt) Co.                            275,318      10,530,913
Dell Computer Corp.+                         341,240      10,514,458
Qwest Communications International Inc.+     217,910      10,473,299
Pharmacia & Upjohn Inc.                      170,132      10,239,820
BellSouth Corp.                              247,536       9,963,324
Wells Fargo & Company                        215,890       9,917,447
American Home Products Corp.                 172,183       9,739,101
Abbott Laboratories                          204,717       9,736,852
Fannie Mae                                   133,063       9,514,004
Amgen Inc.+                                  135,818       9,483,916
Schering-Plough Corp.                        193,499       8,997,704
PepsiCo Inc.                                 190,621       8,768,566
Philip Morris Companies Inc.                 297,491       8,757,391
Enron Corp.                                   97,033       8,502,517
Medtronic Inc.                               158,259       8,199,794
Motorola Inc.                                285,953       8,078,172
Chase Manhattan Corp.                        172,697       7,976,443
Boeing Co.                                   118,537       7,467,831
Veritas Software Corp.+                       52,547       7,461,674
Chevron Corp.                                 86,225       7,350,681
Broadcom Corp.+                               29,084       7,089,225
QUALCOMM Inc.+                                98,228       6,998,745
Merrill Lynch & Co. Inc.                     105,075       6,934,950
Yahoo! Inc.+                                  72,034       6,555,094
Schwab (Charles) Corp.                       180,408       6,404,484
Applied Materials Inc.+                      107,031       6,348,276
Ford Motor Company+                          248,308       6,285,296
Schlumberger Ltd.                             75,322       6,199,942
Compaq Computer Corp.                        224,614       6,194,854
Siebel Systems Inc.+                          54,242       6,037,813
Bank One Corp.                               151,977       5,870,112
Du Pont (E.I.) de Nemours                    137,785       5,709,466
Automatic Data Processing Inc.                82,893       5,543,469
Bank of New York Co. Inc.                     97,571       5,470,074
McDonald's Corp.                             174,554       5,269,349
Network Appliance Inc.+                       40,627       5,174,864
Walgreen Co.                                 133,471       5,063,556
Anheuser-Busch Companies Inc.                119,646       5,062,521
Freddie Mac                                   91,883       4,967,425
Comcast Corp. "A"+                           118,885       4,866,855
Minnesota Mining & Manufacturing Co.          52,252       4,761,464
Marsh & McLennan Companies Inc.               35,700       4,739,175
Nextel Communications Inc. "A"+              100,427       4,694,962
FleetBoston Financial Corp.                  119,281       4,651,959
General Motors Corp. "A"                      70,852       4,605,380
Clear Channel Communications Inc.+            77,415       4,373,947
MBNA Corp.                                   112,602       4,335,177
United Technologies Corp.                     61,896       4,286,298
Gillette Co.                                 138,247       4,268,376
Sprint Corp. (PCS Group)+                    121,298       4,253,011
First Union Corp.                            129,866       4,180,062
Duke Energy Corp.                             48,667       4,173,195

--------------------------------------------------------------------------------
  page 14                                                              iShares
iShares S&P 500 Index Fund
Schedule of Investments (Continued)
September 30, 2000 (Unaudited)


Security                                        Shares           Value
----------------------------------------------------------------------
COMMON STOCKS (continued)
----------------------------------------------------------------------
AES Corp.+                                      60,393  $    4,136,920
Kimberly-Clark Corp.                            71,158       3,971,506
Palm Inc.+                                      74,696       3,954,220
Analog Devices Inc.+                            46,856       3,868,549
Texaco Inc.                                     72,897       3,827,093
Emerson Electric Co.                            56,485       3,784,495
Honeywell International Inc.                   105,705       3,765,741
Associates First Capital Corp.                  96,324       3,660,312
Unilever NV                                     75,591       3,647,266
Xilinx Inc.+                                    42,557       3,643,943
Solectron Corp.+                                78,969       3,642,445
Global Crossing Ltd.+                          116,447       3,609,857
Colgate-Palmolive Co.                           75,965       3,585,548
Household International Inc.                    62,479       3,537,873
Morgan (J.P.) & Co. Inc.                        21,033       3,436,266
Sprint Corp. (FON Group)                       116,102       3,403,240
Micron Technology Inc.+                         73,473       3,379,758
Allstate Corp.                                  97,118       3,374,850
Seagram Co. Ltd.                                57,736       3,316,212
Fifth Third Bancorp                             61,518       3,314,282
Cardinal Health Inc.                            36,467       3,215,934
PE Corp. (Biosystems Group)                     27,553       3,209,925
Target Corporation                             120,372       3,084,533
Safeway Inc.+                                   65,751       3,069,750
Baxter International Inc.                       38,447       3,068,551
Maxim Integrated Products Inc.+                 37,400       3,008,362
Mellon Financial Corp.                          64,582       2,994,990
Agilent Technologies Inc.+                      59,861       2,929,448
Alcoa Inc.                                     114,432       2,896,560
Halliburton Co.                                 58,801       2,877,574
Guidant Corp.+                                  40,589       2,869,135
Washington Mutual Inc.                          71,311       2,839,069
Firstar Corp.                                  126,785       2,836,814
Southern Co.                                    85,833       2,784,208
State Street Corp.                              21,311       2,770,430
HCA - The Healthcare Company                    73,844       2,741,459
Linear Technology Corp.                         41,172       2,665,887
Bestfoods                                       36,366       2,645,626
Northern Trust Corp.                            29,358       2,609,192
Tellabs Inc.+                                   54,236       2,589,769
Paychex Inc.                                    49,191       2,582,528
American General Corp.                          32,905       2,566,590
Electronic Data Systems Corp.                   61,698       2,560,467
Altera Corp.+                                   52,731       2,517,905
Kohls Corp.+                                    43,215  $    2,492,965
PNC Bank Corp.                                  38,258       2,486,770
Williams Companies Inc.                         58,516       2,472,301
Kroger Co.+                                    109,325       2,466,645
Adobe Systems Inc.                              15,846       2,460,091
ADC Telecommunications Inc.+                    90,946       2,445,595
Providian Financial Corp.                       18,882       2,398,014
CVS Corp.                                       51,696       2,394,171
Lehman Brothers Holdings Inc.                   16,006       2,364,886
Sara Lee Corp.                                 115,118       2,338,334
Lowe's Companies Inc.                           50,642       2,272,560
Gap Inc.                                       112,514       2,264,344
AFLAC Inc.                                      35,113       2,249,427
US Bancorp Inc.                                 98,763       2,246,858
Dow Chemical Co.                                89,555       2,233,278
Illinois Tool Works Inc.                        39,942       2,231,759
Conoco Inc.                                     82,478       2,221,751
Comverse Technology Inc.+                       20,231       2,184,948
Alltel Corp.                                    41,772       2,179,976
CIGNA Corp.                                     20,869       2,178,724
Anadarko Petroleum Corp.                        32,165       2,137,686
MedImmune Inc.+                                 27,643       2,135,422
Phillips Petroleum Co.                          33,635       2,110,596
UnitedHealth Group Inc.                         21,279       2,101,301
Coastal Corp.                                   28,335       2,100,332
First Data Corp.                                53,679       2,096,836
Seagate Technology Inc.+                        30,109       2,077,521
Hartford Financial Services Group Inc.          28,469       2,076,458
Costco Wholesale Corp.+                         59,189       2,067,916
Sysco Corp.                                     44,143       2,044,373
Gateway Inc.+                                   42,625       1,992,719
SunTrust Banks Inc.                             39,487       1,966,946
Computer Associates International Inc.          77,944       1,963,215
Carnival Corp. "A"                              78,069       1,922,449
Harley-Davidson Inc.                            40,073       1,918,495
El Paso Energy Corp.                            30,645       1,888,498
Lockheed Martin Corp.                           56,574       1,864,679
Gannett Co. Inc.                                34,941       1,851,873
Sanmina Corp.+                                  19,642       1,838,982
International Paper Co.                         63,994       1,835,828
Chubb Corp.                                     23,158       1,832,377
Dominion Resources Inc.                         31,536       1,831,059
Capital One Financial Corp.                     25,946       1,817,842
Reliant Energy Inc.                             38,972       1,812,198
Tribune Co.                                     40,855       1,782,299
National City Corp.                             80,325       1,777,191
--------------------------------------------------------------------------------
iShares Schedules of Investments                                         Page 15
iShares S&P 500 Index Fund
Schedule of Investments (Continued)
September 30, 2000 (Unaudited)


Security                                        Shares           Value
----------------------------------------------------------------------
COMMON STOCKS (Continued)
----------------------------------------------------------------------
Best Buy Co. Inc.+                              27,076  $    1,722,711
Omnicom Group Inc.                              23,536       1,716,657
Heinz (H.J.) Co.                                46,050       1,706,728
FedEx Corp.+                                    37,768       1,674,633
American Electric Power Inc.                    42,635       1,668,094
Eastman Kodak Co.                               40,760       1,666,065
General Dynamics Corp.                          26,303       1,652,157
Mercury Interactive Corp.+                      10,512       1,647,756
Computer Sciences Corp.+                        22,171       1,646,197
McGraw-Hill Companies Inc.                      25,765       1,637,688
Transocean Sedco Forex Inc.                     27,878       1,634,348
Baker Hughes Inc.                               43,749       1,624,182
Southwest Airlines Co.                          65,761       1,594,704
RadioShack Corp.                                24,619       1,591,003
BB&T Corp.                                      51,902       1,563,548
FPL Group Inc.                                  23,578       1,550,253
Caterpillar Inc.                                45,830       1,546,762
Wachovia Corp.                                  26,826       1,520,699
Tenet Healthcare Corp.                          41,447       1,507,635
Sears, Roebuck and Co.                          45,465       1,473,975
Allergan Inc.                                   17,168       1,449,623
KeyCorp                                         57,108       1,445,546
Campbell Soup Co.                               55,858       1,445,326
Waste Management Inc.                           82,296       1,435,036
Franklin Resources Inc.                         32,294       1,434,822
Nike Inc. "B"                                   35,773       1,433,156
ConAgra Inc.                                    70,619       1,416,794
Molex Inc.                                      25,991       1,414,885
St. Paul Companies Inc.                         28,098       1,385,583
TXU Corporation                                 34,952       1,384,973
Quaker Oats Co.                                 17,346       1,372,502
PECO Energy Co.                                 22,499       1,362,596
Interpublic Group of Companies Inc.             39,985       1,361,989
General Mills Inc.                              37,875       1,344,562
Scientific-Atlanta Inc.                         21,098       1,342,360
Pitney Bowes Inc.                               33,873       1,335,866
Xerox Corp.                                     88,294       1,329,928
AON Corp.                                       33,840       1,328,220
ALZA Corp.+                                     15,302       1,323,623
Paine Webber Group Inc.                         19,303       1,315,017
Unicom Corp.                                    23,342       1,311,529
Kellogg Co.                                     53,749       1,300,054
Avon Products Inc.                              31,469       1,286,295
Stilwell Financial Inc.+                        29,535       1,284,773
Raytheon Co. "B"                                45,043       1,280,910
Union Pacific Corp.                             32,842  $    1,276,733
Public Service Enterprise Group Inc.            28,463       1,271,940
Dover Corp.                                     26,901       1,262,666
Limited Inc.                                    56,951       1,256,481
PG&E Corp.                                      51,066       1,235,159
Nabisco Group Holdings Corp. "A"                43,269       1,233,167
Clorox Co.                                      31,130       1,231,581
Xcel Energy Inc.                                44,762       1,230,955
Lincoln National Corp.                          25,315       1,218,284
Comerica Inc.                                   20,723       1,211,000
Conexant Systems Inc.+                          28,811       1,206,461
Biogen Inc.+                                    19,648       1,198,528
LSI Logic Corp.+                                40,682       1,189,948
Weyerhaeuser Co.                                29,237       1,180,444
Albertson's Inc.                                56,191       1,180,011
USX-Marathon Group Inc.                         41,344       1,173,136
Burlington Northern Santa Fe Corp.              53,681       1,157,497
Marriott International Inc.                     31,755       1,157,073
McKesson HBOC Inc.                              37,388       1,142,671
Unocal Corp.                                    32,188       1,140,662
Wrigley (William Jr.) Co.                       15,098       1,130,463
Delphi Automotive Systems Corp.                 74,372       1,124,877
Golden West Financial Corp.                     20,947       1,123,283
Apple Computer Inc.+                            43,024       1,107,868
Masco Corp.                                     59,475       1,107,722
Entergy Corp.                                   29,623       1,103,457
Air Products & Chemicals Inc.                   30,396       1,094,256
Loews Corp.                                     13,049       1,087,960
Aetna Inc.                                      18,681       1,084,666
Occidental Petroleum Corp.                      48,862       1,065,802
Burlington Resources Inc.                       28,555       1,051,181
Cendant Corp.+                                  95,568       1,039,302
Deere & Co.                                     31,028       1,031,681
PeopleSoft Inc.+                                36,584       1,022,066
KLA-Tencor Corp.+                               24,646       1,015,107
Devon Energy Corp.                              16,790       1,009,918
USA Education Inc.                              20,634         994,301
Constellation Energy Group Inc.                 19,839         986,990
Hershey Foods Corp.                             18,166         983,235
Starbucks Corp.+                                24,352         975,602
Ralston Purina Co.                              40,670         963,371
Advanced Micro Devices Inc.+                    40,601         959,199
Consolidated Edison Inc.                        28,105         959,083
Apache Corp.                                    16,164         955,697
National Semiconductor Corp.+                   23,422         942,736
--------------------------------------------------------------------------------
Page 16                                                                  iShares
iShares S&P 500 Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                      Shares           Value
--------------------------------------------------------------------

COMMON STOCKS (continued)
--------------------------------------------------------------------
Danaher Corp.                                 18,781  $      934,355
Jefferson-Pilot Corp.                         13,669         927,783
MBIA Inc.                                     13,029         926,688
PPG Industries Inc.                           23,091         916,424
Bed Bath & Beyond Inc.+                       37,202         907,380
Bear Stearns Companies Inc.                   14,322         902,286
Boston Scientific Corp.+                      54,050         888,447
Coca-Cola Enterprises Inc.                    55,648         886,890
Becton Dickinson & Co.                        33,465         884,731
CP&L Energy Inc.                              21,155         881,899
Textron Inc.                                  19,100         880,988
TJX Companies Inc.                            38,913         875,543
Watson Pharmaceutical Inc.+                   13,469         873,801
New York Times Co. "A"                        22,216         873,367
UNUMProvident Corp.                           31,901         869,302
May Department Stores Co.                     42,293         867,007
MGIC Investment Corp.                         14,037         858,012
Staples Inc.+                                 60,409         857,053
Northrop Grumman Corp.                         9,267         842,139
Alcan Aluminium Ltd.                          29,018         839,708
Rohm & Haas Co. "A"                           28,841         838,192
Edison International                          43,304         836,309
Fort James Corp.                              27,249         832,798
Kerr-McGee Corp.                              12,481         826,866
Biomet Inc.                                   23,532         823,620
FirstEnergy Corp.                             30,443         820,058
IMS Health Inc.                               39,415         817,861
Novellus Systems Inc.+                        17,311         806,043
Newell Rubbermaid Inc.                        35,333         806,034
Teradyne Inc.+                                22,946         803,110
Amerada Hess Corp.                            11,997         803,049
Summit Bancorp                                23,206         800,607
Barrick Gold Corp.                            52,480         800,320
PP&L Resources Inc.                           19,101         797,467
Synovus Financial Corp.                       37,505         794,637
Progressive Corporation                        9,687         793,123
Convergys Corp.+                              20,353         791,223
Wellpoint Health Networks Inc.+                8,230         790,080
Praxair Inc.                                  20,906         781,362
Ameren Corp.                                  18,171         760,911
Cincinnati Financial Corp.                    21,333         757,321
Price (T. Rowe) Associates                    16,029         752,361
Columbia Energy Group                         10,591         751,961
Rockwell International Corp.                  24,672         746,328
Norfolk Southern Corp.                        50,808  $      743,067
Tiffany & Co.                                 19,228         741,480
Dun & Bradstreet Corp.                        21,449         738,650
Dollar General Corp.                          43,628         730,769
Ingersoll-Rand Co.                            21,461         726,991
Federated Department Stores Inc.+             27,703         723,741
DTE Energy Co.                                18,919         723,652
Archer-Daniels-Midland Co.                    83,881         723,471
Delta Air Lines Inc.                          16,229         720,162
KeySpan Corp.                                 17,740         711,817
Cabletron Systems Inc.+                       24,173         710,082
Dow Jones & Co. Inc.                          11,654         705,067
SouthTrust Corp.                              22,291         700,773
Cinergy Corp.                                 21,111         697,982
Florida Progress Corp.                        13,066         691,681
Avery Dennison Corp.                          14,854         688,854
Charter One Financial Inc.                    28,019         682,974
PerkinElmer Inc.                               6,512         679,690
Union Carbide Corp.                           17,846         673,687
TRW Inc.                                      16,357         664,503
Regions Financial Corp.                       29,191         662,271
AMR Corp.+                                    19,854         648,978
Lexmark International Group Inc. "A"+         16,954         635,775
Sapient Corp.+                                15,605         634,928
CSX Corp.                                     28,990         632,344
Mattel Inc.                                   56,494         632,027
Amsouth Bancorp                               50,276         628,450
Circuit City Stores Inc.                      26,976         620,448
BMC Software Inc.+                            32,418         619,994
Ecolab Inc.                                   17,091         616,344
CIT Group Inc. (The)                          34,914         610,995
Johnson Controls Inc.                         11,384         605,487
Tosco Corp.                                   19,204         598,925
Tricon Global Restaurants Inc.+               19,483         596,667
Thermo Electron Corp.+                        22,935         596,310
Union Planters Corp.                          17,920         592,480
Eaton Corp.                                    9,589         590,922
Pinnacle West Capital Corp.                   11,199         569,749
St. Jude Medical Inc.+                        11,154         568,854
Countrywide Credit Industries Inc.            15,034         567,533
Hilton Hotels Corp.                           48,948         565,961
Sempra Energy                                 27,163         565,330
Harcourt General Inc.                          9,524         561,916
Fortune Brands Inc.                           21,008         556,712
Ceridian Corp.+                               19,231         539,670
Vulcan Materials Co.                          13,364         537,066
--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 17
iShares S&P 500 Index Fund
Schedule of Investments (Continued)
September 30, 2000 (Unaudited)


Security                                      Shares           Value
--------------------------------------------------------------------

COMMON STOCKS (Continued)
--------------------------------------------------------------------
Georgia-Pacific Corp.                         22,639  $      532,016
Old Kent Financial Corp.                      18,258         528,341
Goodrich (B.F.) Co.                           13,471         527,895
GPU Inc.                                      16,087         521,822
Knight Ridder Inc.                            10,120         514,222
CenturyTel Inc.                               18,591         506,605
Equifax Inc.                                  18,749         505,051
Sealed Air Corp.+                             11,107         502,592
Parker Hannifin Corp.                         14,839         500,816
Brown-Forman Corp. "B"                         9,094         497,896
Sabre Holdings Corp.                          17,149         496,249
American Power Conversion Corp.+              25,732         493,733
Citrix Systems Inc.+                          24,593         493,397
UST Inc.                                      21,550         492,956
Tektronix Inc.                                 6,400         491,600
Block (H & R) Inc.                            13,034         483,073
NCR Corp.+                                    12,603         476,551
Huntington Bancshares Inc.                    32,413         476,066
Torchmark Corp.                               16,983         472,340
Young & Rubicam Inc.                           9,537         472,082
Toys R Us Inc.+                               28,703         466,424
Unisys Corp.+                                 41,380         465,525
Sherwin-Williams Co.                          21,746         464,821
SAFECO Corp.                                  16,939         461,588
Genuine Parts Co.                             23,494         447,854
Phelps Dodge Corp.                            10,459         436,663
Cooper Industries Inc.                        12,339         434,950
Novell Inc.+                                  43,651         433,782
Dana Corp.                                    20,037         430,795
Harrah's Entertainment Inc.+                  15,648         430,320
Healthsouth Corp.+                            51,296         416,780
Leggett & Platt Inc.                          26,086         412,485
Placer Dome Inc.                              43,587         411,352
Willamette Industries Inc.                    14,681         411,068
Penney (J.C.) Company Inc.                    34,668         409,516
Mallinckrodt Group Inc.                        8,889         405,561
Compuware Corp.+                              47,871         400,920
Parametric Technology Corp.+                  36,629         400,630
Donnelley (R.R.) & Sons Co.                   16,193         397,741
CMS Energy Corp.                              14,578         392,695
Inco Ltd.+                                    24,168         389,709
AutoZone Inc.+                                17,133         388,705
Kmart Corp.+                                  63,884         383,304
Black & Decker Corp.                          11,202         382,968
Newmont Mining Corp.                          22,332  $      379,644
ITT Industries Inc.                           11,666         378,416
PACCAR Inc.                                   10,184         377,445
Eastman Chemical Co.                          10,184         376,172
Goodyear Tire & Rubber Co.                    20,759         373,662
VF Corp.                                      15,133         373,596
Whirlpool Corp.                                9,582         372,500
Rowan Companies Inc.+                         12,472         361,688
Sigma-Aldrich Corp.                           10,868         358,644
Westvaco Corp.                                13,301         354,970
Darden Restaurants Inc.                       16,493         343,261
Niagara Mohawk Holdings Inc.+                 21,622         340,547
Nucor Corp.                                   10,942         329,628
Conseco Inc.                                  43,226         329,598
Pall Corp.                                    16,456         328,092
Grainger (W.W.) Inc.                          12,457         327,775
Maytag Corp.                                  10,416         323,547
Office Depot Inc.+                            41,237         322,164
Mead Corp.                                    13,684         319,864
Sunoco Inc.                                   11,752         316,570
Ashland Inc.                                   9,349         314,944
Coors (Adolph) Company "B"                     4,855         306,775
Fluor Corp.                                   10,162         304,860
Wendy's International Inc.                    15,159         304,127
Millipore Corp.                                6,091         295,033
Bard (C.R.) Inc.                               6,685         282,441
Andrew Corp.+                                 10,704         280,311
Liz Claiborne Inc.                             7,204         277,354
Engelhard Corp.                               16,989         276,071
Winn-Dixie Stores Inc.                        19,096         274,505
Nordstrom Inc.                                17,631         274,382
Bausch & Lomb Inc.                             7,023         273,458
FMC Corp.+                                     4,045         271,268
US Airways Group Inc.+                         8,873         270,072
Adaptec Inc.+                                 13,431         268,620
Stanley Works (The)                           11,639         268,424
Super Value Inc.                              17,483         263,338
Temple-Inland Inc.                             6,929         262,436
Hasbro Inc.                                   22,878         261,667
Visteon Corp.                                 17,285         261,436
Centex Corp.                                   7,915         254,269
Pactiv Corp.+                                 22,568         252,480
International Flavors & Fragrances Inc.       13,522         246,776
Quintiles Transnational Corp.+                15,309         243,987
Navistar International Corp.+                  8,040         240,698
Humana Inc.+                                  22,376         240,542
--------------------------------------------------------------------------------
  page 18                                                                iShares
iShares S&P 500 Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                       Shares         Value
--------------------------------------------------------------------

COMMON STOCKS (continued)
--------------------------------------------------------------------
Allied Waste Industries Inc.+                 25,251  $      231,994
Eastern Enterprises                            3,620         231,001
Bemis Co.                                      7,100         228,088
NICOR Inc.                                     6,205         224,543
Manor Care Inc.+                              13,652         214,166
Alberto-Culver Co. "B"                         7,424         213,904
Brunswick Corp.                               11,687         213,288
Great Lakes Chemical Corp.                     7,150         209,584
Hercules Inc.                                 14,304         202,044
Boise Cascade Corp.                            7,590         201,609
Allegheny Technologies Inc.                   11,065         200,553
Consolidated Stores Corp.+                    14,791         199,678
Meredith Corp.                                 6,707         197,857
Autodesk Inc.                                  7,767         197,088
Deluxe Corp.                                   9,635         195,711
Freeport-McMoRan Copper & Gold Inc.+          20,961         184,719
Crane Co.                                      8,064         184,464
Snap-On Inc.                                   7,820         184,259
Crown Cork & Seal Co. Inc.                    16,990         181,581
Pulte Corp.                                    5,495         181,335
Owens-Illinois Inc.+                          19,573         181,050
Homestake Mining Company                      34,559         179,275
USX-U.S. Steel Group Inc.                     11,737         178,256
Kaufman & Broad Home Corp.                     6,440         173,477
Cummins Engine Company Inc.                    5,520         165,255
Peoples Energy Corp.                           4,714         157,330
ONEOK Inc.                                     3,935         156,416
American Greetings Corp. "A"                   8,637         151,147
Ryder System Inc.                              7,947         146,523
Reebok International Ltd.+                     7,540         141,846
Tupperware Corp.                               7,725         139,050
Thomas & Betts Corp.                           7,725         134,705
Dillards Inc. "A"                             12,433         132,101
Louisiana-Pacific Corp.                       13,913         127,826
Ball Corp.                                     3,935         124,690
Potlatch Corp.                                 3,830         121,124
Briggs & Stratton Corp.                        2,990         113,059
Timken Co.                                     8,167         111,786
Worthington Industries Inc.                   11,603         108,778
National Service Industries Inc.               5,425         106,127
Longs Drug Stores Inc.                         5,290         101,171
Cooper Tire & Rubber Co.                       9,773          98,341
McDermott International Inc.                   8,077          88,847
---------------------------------------------------------------------
                                           Shares or
Security                                   Principal          Value
---------------------------------------------------------------------
Polaroid Corp.                                 5,980          80,356
Russell Corp.                                  4,370          69,374
Springs Industries Inc. "A"                    2,330          65,677
Armstrong Holdings Inc.                        5,342          63,770
Grace (W.R.) & Company+                        9,096          62,535
Bethlehem Steel Corp.+                        17,837          53,511
Owens Corning                                  7,362          19,325
--------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $1,691,380,585)                                 1,666,566,562
--------------------------------------------------------------------
SHORT TERM INSTRUMENTS - 1.63%
--------------------------------------------------------------------
Freddie Mac Discount Note
  6.46%, 10/24/00++                       $1,744,635       1,744,635
Goldman Sachs Financial Square Prime
  Obligation Fund++                        3,097,340       3,097,340
Providian Temp Cash Money Market Fund++    4,599,762       4,599,762
Short Term Investment Company Liquid
  Assets Portfolio++                      17,769,020      17,769,020
--------------------------------------------------------------------
TOTAL SHORT TERM INSTRUMENTS
(Cost: $27,210,757)                                       27,210,757
--------------------------------------------------------------------

REPURCHASE AGREEMENT - 0.04%
--------------------------------------------------------------------
Investors Bank & Trust Tri Party
  Repurchase Agreement, dated 09/29/00,
  due 10/02/00, with a maturity value of
  $596,920 and an effective yield of
  6.25%.                                     596,609         596,609
--------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
(Cost: $596,609)                                             596,609
--------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES -- 101.56%
(Cost $1,719,187,951)                                  1,694,373,928
--------------------------------------------------------------------
Other Assets, Less Liabilities -- (1.56%)                (25,950,704)
--------------------------------------------------------------------
NET ASSETS -- 100.00%                                 $1,668,423,224
====================================================================
+   Non-income earning securities.
++ Represents investment of collateral received from securities lending transactions. See Note 5.

See notes to financial statements.

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 19
iShares S&P 500/BARRA Growth Index Fund
Schedule of Investments
September 30, 2000 (Unaudited)


Security                                      Shares        Value
--------------------------------------------------------------------------------

COMMON STOCKS - 99.94%
--------------------------------------------------------------------------------
General Electric Co.                         119,605  $ 6,899,713
Cisco Systems Inc.+                           85,667    4,733,102
Microsoft Corp.+                              63,553    3,829,068
Pfizer Inc.                                   76,249    3,426,439
Intel Corp.                                   81,078    3,374,872
Oracle Corp.+                                 33,999    2,677,421
EMC Corporation+                              26,324    2,609,366
Wal-Mart Stores Inc.                          53,944    2,596,055
International Business Machines Corp.         21,265    2,392,312
Sun Microsystems Inc.+                        19,162    2,237,164
Nortel Networks Corp.                         36,030    2,146,037
Merck & Co. Inc.                              27,784    2,068,172
Coca-Cola Co.                                 29,923    1,649,505
Johnson & Johnson                             16,795    1,577,680
America Online Inc.+                          27,869    1,497,959
Home Depot Inc.                               27,981    1,484,742
Bristol-Myers Squibb Co.                      23,745    1,356,433
Time Warner Inc.                              15,965    1,249,261
Lucent Technologies Inc.                      40,240    1,229,835
Lilly (Eli) and Company                       13,643    1,106,788
Viacom Inc. "B"+                              18,323    1,071,896
JDS Uniphase Corp.+                           11,300    1,069,969
Corning Inc.                                   3,552    1,054,944
Texas Instruments Inc.                        20,881      985,322
Dell Computer Corp.+                          31,233      962,367
Qwest Communications International Inc.+      19,987      960,625
American Home Products Corp.                  15,751      890,916
Abbott Laboratories                           18,730      890,846
Amgen Inc.+                                   12,429      867,894
Schering-Plough Corp.                         17,711      823,562
PepsiCo Inc.                                  17,453      802,838
Medtronic Inc.                                14,478      750,141
Veritas Software Corp.+                        4,822      684,724
Broadcom Corp.+                                2,673      651,544
QUALCOMM Inc.+                                 8,994      640,823
Yahoo! Inc.+                                   6,598      600,418
Schwab (Charles) Corp.                        16,570      588,235
Applied Materials Inc.+                        9,806      581,618
Siebel Systems Inc.+                           4,996      556,117
Automatic Data Processing Inc.                 7,589      507,514
Network Appliance Inc.+                        3,741      476,510
Anheuser-Busch Companies Inc.                 10,948      463,237
Walgreen Co.                                  12,192      462,534
Nextel Communications Inc. "A"+                9,200      430,100
Gillette Co.                                  12,674  $   391,310
Sprint Corp. (PCS Group)+                     11,113      389,650
Palm Inc.+                                     6,760      357,858
Analog Devices Inc.+                           4,298      354,854
Xilinx Inc.+                                   3,921      335,736
Colgate-Palmolive Co.                          6,967      328,842
Micron Technology Inc.+                        6,763      311,098
PE Corp. (Biosystems Group)                    2,517      293,231
Maxim Integrated Products Inc.+                3,427      275,659
Agilent Technologies Inc.+                     5,487      268,520
Guidant Corp.+                                 3,715      262,604
Linear Technology Corp.                        3,773      244,302
Bestfoods                                      3,326      241,966
Paychex Inc.                                   4,526      237,615
Tellabs Inc.+                                  4,975      237,556
Altera Corp.+                                  4,824      230,346
Kohls Corp.+                                   3,962      228,558
ADC Telecommunications Inc.+                   8,416      226,312
Adobe Systems Inc.                             1,449      224,957
Providian Financial Corp.                      1,724      218,948
Sara Lee Corp.                                10,592      215,150
Gap Inc.                                      10,328      207,851
Comverse Technology Inc.+                      1,861      200,988
MedImmune Inc.+                                2,531      195,520
Sysco Corp.                                    4,040      187,103
Computer Associates International Inc.         7,164      180,443
Harley-Davidson Inc.                           3,689      176,611
Omnicom Group Inc.                             2,163      157,764
Best Buy Co. Inc.+                             2,478      157,663
Heinz (H.J.) Co.                               4,218      156,330
Mercury Interactive Corp.+                       965      151,264
RadioShack Corp.                               2,256      145,794
Allergan Inc.                                  1,581      133,496
Campbell Soup Co.                              5,118      132,428
Quaker Oats Co.                                1,599      126,521
Interpublic Group of Companies Inc.            3,685      125,520
General Mills Inc.                             3,488      123,824
Scientific-Atlanta Inc.                        1,943      123,623
ALZA Corp.+                                    1,405      121,532
Kellogg Co.                                    4,905      118,640
Avon Products Inc.                             2,902      118,619
Stilwell Financial Inc.+                       2,670      116,145
Conexant Systems Inc.+                         2,680      112,225
Biogen Inc.+                                   1,809      110,349
LSI Logic Corp.+                               3,741      109,424
Wrigley (William Jr.) Co.                      1,389      104,001

--------------------------------------------------------------------------------
  page 20                                                                iShares
iShares S&P 500/BARRA Growth Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)

                                           Shares or
Security                                   Principal        Value
-----------------------------------------------------------------

COMMON STOCKS (continued)
-----------------------------------------------------------------
USA Education Inc.                             1,910  $    92,038
Bed Bath & Beyond Inc.+                        3,434       83,757
IMS Health Inc.                                3,598       74,658
Teradyne Inc.+                                 2,097       73,395
Convergys Corp.+                               1,869       72,657
Dun & Bradstreet Corp.                         1,974       67,980
Dow Jones & Co. Inc.                           1,080       65,340
Avery Dennison Corp.                           1,373       63,673
Sapient Corp.+                                 1,434       58,346
Lexmark International Group Inc. "A"+          1,537       57,637
Tricon Global Restaurants Inc.+                1,791       54,849
Equifax Inc.                                   1,726       46,494
Sealed Air Corp.+                              1,017       46,019
UST Inc.                                       1,986       45,430
American Power Conversion Corp.+               2,366       45,398
Citrix Systems Inc.+                           2,216       44,458
Young & Rubicam Inc.                             883       43,709
Millipore Corp.                                  564       27,319
US Airways Group Inc.+                           813       24,746
Freeport-McMoRan Copper & Gold Inc.+           1,933       17,035
Tupperware Corp.                                 673       12,114
Owens Corning                                    584        1,533
-----------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $77,185,060)                                    78,503,953
-----------------------------------------------------------------

SHORT TERM INSTRUMENTS - 3.09%
-----------------------------------------------------------------
Freddie Mac Discount Note
  6.46%, 10/24/00++                       $  334,343      334,343
Goldman Sachs Financial Square Prime
  Obligation Fund++                          564,432      564,432
Providian Temp Cash Money Market Fund++ 410,695 410,695 Short Term Investment Company Liquid
  Assets Portfolio++                       1,120,081    1,120,081
-----------------------------------------------------------------
TOTAL SHORT TERM INSTRUMENTS
(Cost: $2,429,551)                                      2,429,551
-----------------------------------------------------------------


Security                                   Principal        Value
-----------------------------------------------------------------

REPURCHASE AGREEMENT - 0.04%
-----------------------------------------------------------------
Investors Bank & Trust Tri Party
  Repurchase Agreement, dated 09/29/00,
  due 10/02/00, with a maturity value of
  $30,253 and an effective yield of
  6.25%.                                  $   30,237  $    30,237
-----------------------------------------------------------------

TOTAL REPURCHASE AGREEMENT
(Cost: $30,237)                                            30,237
-----------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES -- 103.07%
(Cost $79,644,848)                                     80,963,741
-----------------------------------------------------------------

Other Assets, Less Liabilities -- (3.07%)              (2,409,860)
-----------------------------------------------------------------

NET ASSETS -- 100.00%                                 $78,553,881
=================================================================

  +   Non-income earning securities.
 ++ Represents investment of collateral received from securities lending transactions. See Note 5.

See notes to financial statements.

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         Page 21
iShares S&P 500/BARRA Value Index Fund
Schedule of Investments
September 30, 2000 (Unaudited)

Security                                   Shares        Value
--------------------------------------------------------------

COMMON STOCKS - 99.93%
--------------------------------------------------------------
Exxon Mobil Corp.                          33,997  $ 3,029,982
Citigroup Inc.                             43,913    2,374,047
American International Group Inc.          22,584    2,161,007
SBC Communications Inc.                    33,052    1,652,600
Verizon Communications                     26,545    1,285,773
Royal Dutch Petroleum Co.                  20,933    1,254,672
AT&T Corp.                                 36,674    1,077,299
Morgan Stanley Dean Witter & Co.           10,972    1,003,252
Hewlett-Packard Co.                         9,742      944,974
Procter & Gamble Co.                       12,754      854,518
Tyco International Ltd.                    16,447      853,188
WorldCom Inc.+                             28,054      852,140
Bank of America Corp.                      16,023      839,205
American Express Co.                       13,005      790,054
Disney (Walt) Co.                          20,357      778,655
Pharmacia & Upjohn Inc.                    12,668      762,455
Wells Fargo & Company                      16,078      738,583
BellSouth Corp.                            18,281      735,810
Fannie Mae                                  9,825      702,487
Philip Morris Companies Inc.               21,965      646,595
Enron Corp.                                 7,217      632,390
Motorola Inc.                              21,297      601,640
Chase Manhattan Corp.                      12,770      589,814
Boeing Co.                                  8,748      551,124
Chevron Corp.                               6,378      543,724
Merrill Lynch & Co. Inc.                    7,835      517,110
Ford Motor Company+                        18,455      467,142
Compaq Computer Corp.                      16,612      458,159
Schlumberger Ltd.                           5,564      457,987
Bank One Corp.                             11,267      435,188
Du Pont (E.I.) de Nemours                  10,167      421,295
Bank of New York Co. Inc.                   7,202      403,762
McDonald's Corp.                           12,879      388,785
Freddie Mac                                 6,779      366,490
Comcast Corp. "A"+                          8,813      360,782
Minnesota Mining & Manufacturing Co.        3,857      351,469
Marsh & McLennan Companies Inc.             2,642      350,725
FleetBoston Financial Corp.                 8,811      343,629
General Motors Corp. "A"                    5,230      339,950
Clear Channel Communications Inc.+          5,720      323,180
MBNA Corp.                                  8,329      320,666
United Technologies Corp.                   4,564      316,057
First Union Corp.                           9,610      309,322
Duke Energy Corp.                           3,584      307,328
AES Corp.+                                  4,451  $   304,893
Kimberly-Clark Corp.                        5,250      293,016
Texaco Inc.                                 5,383      282,608
Emerson Electric Co.                        4,159      278,653
Honeywell International Inc.                7,807      278,124
Associates First Capital Corp.              7,119      270,522
Solectron Corp.+                            5,851      269,877
Unilever NV                                 5,565      268,511
Global Crossing Ltd.+                       8,589      266,259
Household International Inc.                4,608      260,928
Morgan (J.P.) & Co. Inc.                    1,549      253,068
Sprint Corp. (FON Group)                    8,629      252,938
Allstate Corp.                              7,160      248,810
Fifth Third Bancorp                         4,541      244,646
Seagram Co. Ltd.                            4,254      244,339
Cardinal Health Inc.                        2,709      238,900
Target Corporation                          8,883      227,627
Baxter International Inc.                   2,846      227,146
Safeway Inc.+                               4,850      226,434
Mellon Financial Corp.                      4,782      221,765
Alcoa Inc.                                  8,461      214,169
Halliburton Co.                             4,333      212,046
Firstar Corp.                               9,351      209,229
Washington Mutual Inc.                      5,253      209,135
Southern Co.                                6,312      204,746
State Street Corp.                          1,574      204,620
HCA - The Healthcare Company                5,439      201,923
Northern Trust Corp.                        2,164      192,326
American General Corp.                      2,456      191,568
Electronic Data Systems Corp.               4,545      188,617
PNC Bank Corp.                              2,818      183,170
Williams Companies Inc.                     4,308      182,013
Kroger Co.+                                 8,059      181,831
CVS Corp.                                   3,813      176,590
Lehman Brothers Holdings Inc.               1,186      175,231
Lowe's Companies Inc.                       3,737      167,698
US Bancorp Inc.                             7,278      165,575
AFLAC Inc.                                  2,584      165,537
Dow Chemical Co.                            6,618      165,036
Illinois Tool Works Inc.                    2,952      164,943
Conoco Inc.                                 6,103      164,400
CIGNA Corp.                                 1,538      160,567
Alltel Corp.                                3,075      160,477
Hartford Financial Services Group Inc.      2,192      159,879
Anadarko Petroleum Corp.                    2,382      158,308
Phillips Petroleum Co.                      2,486      155,997

--------------------------------------------------------------------------------
  Page 22                                                               iShares
iShares S&P 500/BARRA Value Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                   Shares        Value
--------------------------------------------------------------

COMMON STOCKS (continued)
--------------------------------------------------------------
Coastal Corp.                               2,084  $   154,477
First Data Corp.                            3,951      154,336
UnitedHealth Group Inc.                     1,559      153,951
Seagate Technology Inc.+                    2,230      153,870
Costco Wholesale Corp.+                     4,364      152,467
Gateway Inc.+                               3,154      147,449
SunTrust Banks Inc.                         2,909      144,905
Carnival Corp. "A"                          5,753      141,668
El Paso Energy Corp.                        2,274      140,135
Lockheed Martin Corp.                       4,197      138,333
Gannett Co. Inc.                            2,596      137,588
Sanmina Corp.+                              1,468      137,442
International Paper Co.                     4,705      134,975
Chubb Corp.                                 1,705      134,908
Dominion Resources Inc.                     2,318      134,589
Reliant Energy Inc.                         2,882      134,013
Capital One Financial Corp.                 1,905      133,469
Tribune Co.                                 3,017      131,617
National City Corp.                         5,915      130,869
FedEx Corp.+                                2,775      123,043
Eastman Kodak Co.                           3,006      122,870
American Electric Power Inc.                3,134      122,618
Computer Sciences Corp.+                    1,650      122,512
General Dynamics Corp.                      1,935      121,542
McGraw-Hill Companies Inc.                  1,895      120,451
Transocean Sedco Forex Inc.                 2,050      120,181
Baker Hughes Inc.                           3,215      119,357
Southwest Airlines Co.                      4,892      118,631
BB&T Corp.                                  3,902      117,548
FPL Group Inc.                              1,733      113,945
Caterpillar Inc.                            3,376      113,940
Wachovia Corp.                              1,992      112,922
Tenet Healthcare Corp.                      3,085      112,217
Sears, Roebuck and Co.                      3,345      108,445
St. Paul Companies Inc.                     2,197      108,340
KeyCorp                                     4,202      106,363
Waste Management Inc.                       6,062      105,706
Nike Inc. "B"                               2,632      105,445
Franklin Resources Inc.                     2,373      105,432
ConAgra Inc.                                5,198      104,285
Molex Inc.                                  1,913      104,139
TXU Corporation                             2,568      101,757
PECO Energy Co.                             1,653      100,110
Pitney Bowes Inc.                           2,514       99,146
Paine Webber Group Inc.                     1,441  $    98,168
Xerox Corp.                                 6,500       97,906
AON Corp.                                   2,491       97,772
Unicom Corp.                                1,711       96,137
Public Service Enterprise Group Inc.        2,108       94,201
Raytheon Co. "B"                            3,310       94,128
Union Pacific Corp.                         2,413       93,805
Dover Corp.                                 1,977       92,795
Limited Inc.                                4,184       92,310
Xcel Energy Inc.                            3,331       91,603
PG&E Corp.                                  3,756       90,848
Nabisco Group Holdings Corp. "A"            3,179       90,601
Clorox Co.                                  2,284       90,361
Lincoln National Corp.                      1,866       89,801
Comerica Inc.                               1,523       89,000
Weyerhaeuser Co.                            2,147       86,685
Albertson's Inc.                            4,108       86,268
USX-Marathon Group Inc.                     3,038       86,203
McKesson HBOC Inc.                          2,789       85,239
Marriott International Inc.                 2,335       85,082
Burlington Northern Santa Fe Corp.          3,944       85,043
Unocal Corp.                                2,368       83,916
Delphi Automotive Systems Corp.             5,497       83,142
Masco Corp.                                 4,446       82,807
Golden West Financial Corp.                 1,540       82,583
Apple Computer Inc.+                        3,169       81,602
Entergy Corp.                               2,172       80,907
Air Products & Chemicals Inc.               2,236       80,496
Loews Corp.                                   963       80,290
Aetna Inc.                                  1,371       79,604
Occidental Petroleum Corp.                  3,591       78,329
Cendant Corp.+                              7,134       77,582
Burlington Resources Inc.                   2,095       77,122
Deere & Co.                                 2,280       75,810
PeopleSoft Inc.+                            2,711       75,739
KLA-Tencor Corp.+                           1,809       74,508
Devon Energy Corp.                          1,235       74,285
Starbucks Corp.+                            1,821       72,954
Constellation Energy Group Inc.             1,460       72,635
Hershey Foods Corp.                         1,335       72,257
Apache Corp.                                1,201       71,009
Advanced Micro Devices Inc.+                2,996       70,780
Ralston Purina Co.                          2,980       70,589
Consolidated Edison Inc.                    2,067       70,536
National Semiconductor Corp.+               1,716       69,069
Danaher Corp.                               1,382       68,754

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 23
iShares S&P 500/BARRA Value Index Fund
Schedule of Investments (continued)
September 30, 2000 (unaudited)


Security                                   Shares        Value
--------------------------------------------------------------

COMMON STOCKS (continued)
--------------------------------------------------------------
MBIA Inc.                                     962  $    68,422
Jefferson-Pilot Corp.                       1,005       68,214
PPG Industries Inc.                         1,695       67,270
Bear Stearns Companies Inc.                 1,050       66,150
Coca-Cola Enterprises Inc.                  4,110       65,503
Boston Scientific Corp.+                    3,971       65,273
New York Times Co. "A"                      1,655       65,062
Becton Dickinson & Co.                      2,457       64,957
Textron Inc.                                1,405       64,806
CP&L Energy Inc.                            1,554       64,782
Watson Pharmaceutical Inc.+                   994       64,486
TJX Companies Inc.                          2,856       64,260
UNUMProvident Corp.                         2,349       64,010
Northrop Grumman Corp.                        702       63,794
May Department Stores Co.                   3,102       63,591
Staples Inc.+                               4,443       63,035
MGIC Investment Corp.                       1,030       62,959
Rohm & Haas Co. "A"                         2,122       61,671
Alcan Aluminium Ltd.                        2,131       61,666
Edison International                        3,186       61,530
Fort James Corp.                            2,009       61,400
FirstEnergy Corp.                           2,254       60,717
Kerr-McGee Corp.                              916       60,685
Biomet Inc.                                 1,730       60,550
Newell Rubbermaid Inc.                      2,599       59,290
Novellus Systems Inc.+                      1,273       59,274
Summit Bancorp                              1,714       59,133
PP&L Resources Inc.                         1,414       59,035
Barrick Gold Corp.                          3,871       59,033
Amerada Hess Corp.                            880       58,905
Synovus Financial Corp.                     2,755       58,372
Wellpoint Health Networks Inc.+               606       58,176
Progressive Corporation                       709       58,049
Praxair Inc.                                1,537       57,445
Ameren Corp.                                1,336       55,945
Cincinnati Financial Corp.                  1,570       55,735
Columbia Energy Group                         784       55,664
Price (T. Rowe) Associates                  1,172       55,011
Norfolk Southern Corp.                      3,747       54,800
Tiffany & Co.                               1,410       54,373
Rockwell International Corp.                1,790       54,148
Dollar General Corp.                        3,209       53,751
Ingersoll-Rand Co.                          1,577       53,421
Archer-Daniels-Midland Co.                  6,178       53,284
DTE Energy Co.                              1,391  $    53,206
Federated Department Stores Inc.+           2,036       53,191
Delta Air Lines Inc.                        1,195       53,028
KeySpan Corp.                               1,305       52,363
Cabletron Systems Inc.+                     1,780       52,287
SouthTrust Corp.                            1,634       51,369
Cinergy Corp.                               1,542       50,982
Florida Progress Corp.                        956       50,608
Charter One Financial Inc.                  2,049       49,938
TRW Inc.                                    1,228       49,888
PerkinElmer Inc.                              475       49,578
Union Carbide Corp.                         1,312       49,528
Regions Financial Corp.                     2,140       48,551
AMR Corp.+                                  1,469       48,018
Mattel Inc.                                 4,164       46,585
CSX Corp.                                   2,130       46,461
Amsouth Bancorp                             3,682       46,025
BMC Software Inc.+                          2,402       45,938
Ecolab Inc.                                 1,267       45,691
Circuit City Stores Inc.                    1,980       45,540
CIT Group Inc. (The)                        2,565       44,887
Tosco Corp.                                 1,429       44,567
Johnson Controls Inc.                         830       44,146
Union Planters Corp.                        1,323       43,742
Eaton Corp.                                   707       43,569
Thermo Electron Corp.+                      1,672       43,472
Harcourt General Inc.                         718       42,362
Pinnacle West Capital Corp.                   815       41,463
Countrywide Credit Industries Inc.          1,098       41,449
St. Jude Medical Inc.+                        811       41,361
Hilton Hotels Corp.                         3,559       41,151
Sempra Energy                               1,974       41,084
Fortune Brands Inc.                         1,544       40,916
Ceridian Corp.+                             1,418       39,793
Goodrich (B.F.) Co.                         1,007       39,462
Georgia-Pacific Corp.                       1,666       39,151
Vulcan Materials Co.                          973       39,102
Old Kent Financial Corp.                    1,342       38,834
GPU Inc.                                    1,183       38,374
Knight Ridder Inc.                            735       37,347
CenturyTel Inc.                             1,362       37,114
Parker Hannifin Corp.                       1,083       36,551
Tektronix Inc.                                475       36,486
Sabre Holdings Corp.                        1,259       36,432
Brown-Forman Corp. "B"                        664       36,354
Huntington Bancshares Inc.                  2,457       36,087

--------------------------------------------------------------------------------
 page 24                                                                iShares
iShares S&P 500/BARRA Value Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)

Security                                   Shares        Value
--------------------------------------------------------------

COMMON STOCKS (continued)
--------------------------------------------------------------
Block (H & R) Inc.                            948  $    35,135
NCR Corp.+                                    929       35,128
Torchmark Corp.                             1,252       34,821
Toys R Us Inc.+                             2,127       34,564
Unisys Corp.+                               3,057       34,391
Sherwin-Williams Co.                        1,598       34,157
SAFECO Corp.                                1,247       33,981
Genuine Parts Co.                           1,722       32,826
Cooper Industries Inc.                        909       32,042
Phelps Dodge Corp.                            766       31,981
Dana Corp.                                  1,486       31,949
Novell Inc.+                                3,182       31,621
Harrah's Entertainment Inc.+                1,136       31,240
Placer Dome Inc.                            3,283       30,983
Leggett & Platt Inc.                        1,919       30,344
Healthsouth Corp.+                          3,701       30,071
Willamette Industries Inc.                  1,070       29,960
Compuware Corp.+                            3,572       29,916
Penney (J.C.) Company Inc.                  2,531       29,897
Mallinckrodt Group Inc.                       651       29,702
Donnelley (R.R.) & Sons Co.                 1,193       29,303
Parametric Technology Corp.+                2,661       29,105
CMS Energy Corp.                            1,076       28,985
Inco Ltd.+                                  1,790       28,864
ITT Industries Inc.                           874       28,350
AutoZone Inc.+                              1,248       28,314
Kmart Corp.+                                4,687       28,122
Newmont Mining Corp.                        1,628       27,676
Eastman Chemical Co.                          747       27,592
VF Corp.                                    1,117       27,576
PACCAR Inc.                                   744       27,575
Black & Decker Corp.                          802       27,418
Goodyear Tire & Rubber Co.                  1,514       27,252
Rowan Companies Inc.+                         931       26,999
Whirlpool Corp.                               685       26,629
Sigma-Aldrich Corp.                           794       26,202
Westvaco Corp.                                967       25,807
Darden Restaurants Inc.                     1,200       24,975
Niagara Mohawk Holdings Inc.+               1,569       24,712
Grainger (W.W.) Inc.                          931       24,497
Conseco Inc.                                3,182       24,263
Office Depot Inc.+                          3,082       24,078
Nucor Corp.                                   792       23,859
Pall Corp.                                  1,184       23,606
Maytag Corp.                                  757  $    23,514
Sunoco Inc.                                   868       23,382
Mead Corp.                                    987       23,071
Ashland Inc.                                  683       23,009
Coors (Adolph) Company "B"                    361       22,811
Fluor Corp.                                   760       22,800
Wendy's International Inc.                  1,106       22,189
Bausch & Lomb Inc.                            532       20,715
Engelhard Corp.                             1,273       20,686
Bard (C.R.) Inc.                              488       20,618
FMC Corp.+                                    304       20,387
Andrew Corp.+                                 777       20,348
Stanley Works (The)                           878       20,249
Liz Claiborne Inc.                            522       20,097
Super Value Inc.                            1,326       19,973
Nordstrom Inc.                              1,279       19,904
Winn-Dixie Stores Inc.                      1,383       19,881
Adaptec Inc.+                                 978       19,560
Visteon Corp.                               1,290       19,511
Temple-Inland Inc.                            513       19,430
Hasbro Inc.                                 1,688       19,307
Pactiv Corp.+                               1,704       19,064
Centex Corp.                                  589       18,922
Quintiles Transnational Corp.+              1,144       18,233
Allied Waste Industries Inc.+               1,900       17,456
International Flavors & Fragrances Inc.       955       17,429
Navistar International Corp.+                 576       17,244
Bemis Co.                                     532       17,090
Humana Inc.+                                1,581       16,996
Eastern Enterprises                           266       16,974
NICOR Inc.                                    445       16,103
Manor Care Inc.+                            1,026       16,095
Alberto-Culver Co. "B"                        551       15,876
Brunswick Corp.                               853       15,567
Great Lakes Chemical Corp.                    528       15,477
Allegheny Technologies Inc.                   851       15,424
Meredith Corp.                                515       15,192
Boise Cascade Corp.                           570       15,141
Consolidated Stores Corp.+                  1,121       15,133
Hercules Inc.                               1,014       14,323
Deluxe Corp.                                  691       14,036
Autodesk Inc.                                 547       13,880
Snap-On Inc.                                  589       13,878
Homestake Mining Company                    2,662       13,809
Pulte Corp.                                   416       13,728
Crane Co.                                     593       13,565


--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 25
iShares S&P 500/BARRA Value Index Fund
Schedule Of Investments (continued)
September 30, 2000 (Unaudited)


                                          Shares Or
Security                                  Principal        Value
----------------------------------------------------------------

COMMON STOCKS (continued)
----------------------------------------------------------------
USX-U.S. Steel Group Inc.                      893   $    13,562
Crown Cork & Seal Co. Inc.                   1,237        13,220
Owens-Illinois Inc.+                         1,388        12,839
Kaufman & Broad Home Corp.                     475        12,795
Cummins Engine Company Inc.                    418        12,514
Peoples Energy Corp.                           361        12,048
American Greetings Corp. "A"                   646        11,305
ONEOK Inc.                                     274        10,892
Ryder System Inc.                              589        10,860
Reebok International Ltd.+                     555        10,441
Thomas & Betts Corp.                           589        10,271
Dillards Inc. "A"                              935         9,934
Louisiana-Pacific Corp.                      1,064         9,776
Ball Corp.                                     304         9,633
Potlatch Corp.                                 285         9,013
Briggs & Stratton Corp.                        228         8,621
Worthington Industries Inc.                    893         8,372
National Service Industries Inc.               418         8,177
Timken Co.                                     572         7,829
Cooper Tire & Rubber Co.                       760         7,648
Longs Drug Stores Inc.                         399         7,631
McDermott International Inc.                   589         6,479
Polaroid Corp.                                 456         6,128
Russell Corp.                                  323         5,128
Springs Industries Inc. "A"                    171         4,820
Armstrong Holdings Inc.                        399         4,763
Grace (W.R.) & Company+                        642         4,414
Bethlehem Steel Corp.+                       1,311         3,932
----------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $57,785,503)                                   59,772,234
----------------------------------------------------------------

REPURCHASE AGREEMENT - 0.05%
----------------------------------------------------------------
Investors Bank & Trust Tri Party
  Repurchase Agreement, dated 09/29/00,
  due 10/02/00, with a maturity value of
  $29,678 and an effective yield of
  6.25%.                                   $29,663        29,663
----------------------------------------------------------------

TOTAL REPURCHASE AGREEMENT
(Cost: $29,663)                                           29,663
----------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES -- 99.98%
(Cost $57,815,166)                                   $59,801,897
----------------------------------------------------------------

Other Assets, Less Liabilities -- 0.02%                   12,995
----------------------------------------------------------------

NET ASSETS -- 100.00%                                $59,814,892
================================================================
+   Non-income earning securities.

See notes to financial statements.


--------------------------------------------------------------------------------
  page 26                                                                iShares
iShares S&P MidCap 400 Index Fund
Schedule of Investments
September 30, 2000 (Unaudited)

Security                                      Shares         Value
------------------------------------------------------------------

COMMON STOCKS - 99.92%
------------------------------------------------------------------
Dynegy Inc.                                   80,966  $  4,615,062
Vitesse Semiconductor Corp.+                  46,909     4,171,969
Calpine Corp.+                                36,014     3,758,961
Millennium Pharmaceuticals Inc.+              24,503     3,578,969
Rational Software Corp.+                      48,745     3,381,684
Intuit Inc.+                                  53,135     3,028,695
Waters Corp.+                                 33,394     2,972,066
Jabil Circuit Inc.+                           49,618     2,815,821
Forest Laboratories Inc. "A"+                 22,786     2,613,269
Integrated Device Technology Inc.+            27,187     2,460,423
Sepracor Inc.+                                19,116     2,345,294
Stryker Corp.                                 51,035     2,191,315
Chiron Corp.+                                 47,731     2,147,895
QLogic Corp.+                                 23,437     2,062,456
IDEC Pharmaceuticals Corp.+                   11,714     2,054,160
Univision Communications Inc.+                53,820     2,011,523
Nabors Industries Inc.+                       38,143     1,998,693
Concord EFS Inc.+                             55,554     1,973,035
Fiserv Inc.+                                  32,183     1,926,957
DST Systems Inc.+                             16,385     1,925,237
IVAX Corporation+                             41,426     1,905,596
Cintas Corp.                                  43,734     1,905,162
Atmel Corp.+                                 120,423     1,828,924
3Com Corp.+                                   92,323     1,771,448
Noble Drilling Corp.+                         34,834     1,750,409
Telephone & Data Systems Inc.                 15,668     1,734,448
Electronic Arts Inc.+                         33,933     1,675,442
Cadence Design Systems Inc.+                  64,321     1,652,246
Robert Half International Inc.+               46,688     1,619,490
CDW Computer Centers Inc.+                    22,832     1,575,408
SCI Systems Inc.+                             37,831     1,551,071
Genzyme General Division+                     22,543     1,537,151
Minimed Inc.+                                 16,726     1,494,886
SunGard Data Systems Inc.+                    34,458     1,475,233
Micrel Inc.+                                  21,980     1,472,660
Broadwing Inc.+                               56,336     1,440,089
Global Marine Inc.+                           45,824     1,414,816
ENSCO International Inc.                      36,091     1,380,481
NVIDIA Corp.+                                 16,823     1,377,383
Quest Diagnostics Inc.+                       11,929     1,368,853
Marshall & Ilsley Corp.                       27,154     1,361,094
Transwitch Corp.+                             21,343     1,360,616
Gilead Sciences Inc.+                         12,203     1,338,517
Ambac Financial Group Inc.                    18,242     1,336,226
BJ Services Co.+                              21,694  $  1,326,046
Health Management Associates Inc. "A"+        63,413     1,319,783
Cypress Semiconductor Corp.+                  31,499     1,309,177
Washington Post Company (The) "B"              2,463     1,300,156
Symbol Technologies Inc.                      35,844     1,288,144
E*trade Group Inc.+                           78,342     1,287,747
Polycom Inc.+                                 18,524     1,240,529
Kinder Morgan Inc.                            29,856     1,222,230
Weatherford International Inc.+               28,352     1,219,136
Park Place Entertainment Corp.+               78,425     1,186,178
SPX Corp.+                                     8,264     1,172,972
Zions Bancorp                                 22,689     1,160,330
Dollar Tree Stores Inc.+                      28,049     1,137,738
Edwards (A.G.) Inc.                           21,502     1,124,823
Vishay Intertechnology Inc.+                  36,058     1,108,784
Macromedia Inc.+                              13,643     1,102,525
Allegheny Energy Inc.                         28,844     1,101,480
Smith International Inc.+                     13,157     1,073,118
National Commerce Bancorp                     53,061     1,057,904
DPL Inc.                                      34,547     1,027,773
Microchip Technology Inc.+                    31,014     1,025,400
Cooper Cameron Corp.+                         13,848     1,020,425
North Fork Bancorp                            45,440       982,640
SEI Investment Co.                            13,886       982,435
Readers Digest Association Inc. (The)
  "A"                                         27,485       970,564
TECO Energy Inc.                              32,789       942,684
Legg Mason Inc.                               15,924       925,583
Montana Power Co.                             27,616       921,684
Wind River Systems Inc.+                      18,902       906,115
Allmerica Financial Corp.                     13,854       885,790
Mylan Laboratories Inc.                       32,571       877,381
Arrow Electronics Inc.+                       25,587       871,557
Family Dollar Stores Inc.                     44,757       861,572
R.J. Reynolds Tobacco Holdings Inc.           26,657       859,688
SCANA Corp.                                   27,380       845,358
First Security Corp.                          51,645       842,459
Northeast Utilities                           38,825       842,017
LG&E Energy Corp.                             33,912       828,725
Jones Apparel Group Inc.+                     31,003       821,579
CheckFree Corp.+                              19,541       818,585
Network Associates Inc.+                      36,020       814,953
American Standard Companies Inc.+             18,267       811,740
International Rectifier Corp.+                16,037       810,871
Hispanic Broadcasting Corp.+                  28,400       791,650
TCF Financial Corp.                           20,994       789,899
Greenpoint Financial Corp.                    26,652       789,566


--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 27
iShares S&P MidCap 400 Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                      Shares         Value
------------------------------------------------------------------

COMMON STOCKS (Continued)
------------------------------------------------------------------
Apollo Group Inc.+                            19,628  $    782,667
PMI Group Inc. (The)                          11,545       782,174
NiSource Inc.                                 31,694       772,541
Energy East Corp.                             34,139       772,395
Murphy Oil Corp.                              11,770       762,843
Comdisco Inc.                                 39,794       758,573
Chris-Craft Industries Inc.+                   9,125       751,672
Potomac Electric Power Co.                    29,656       746,961
TriQuint Semiconductor Inc.+                  20,429       744,382
Old Republic International Corp.              30,632       737,083
Semtech Corp.+                                17,042       734,936
Acxiom Corp.+                                 23,070       732,472
Hillenbrand Industries Inc.                   16,342       731,304
Express Scripts Inc. "A"+                      9,919       716,648
Synopsys Inc.+                                18,663       706,861
American Water Works Inc.                     25,641       706,730
Symantec Corp.+                               15,952       701,888
Cirrus Logic Inc.+                            17,233       694,705
Lattice Semiconductor Corp.+                  12,906       693,698
First Tennessee National Corp.                33,913       693,097
ICN Pharmaceuticals Inc.                      20,728       689,206
Incyte Pharmaceuticals Inc.+                  16,720       687,610
DeVry Inc.+                                   18,159       683,232
Avnet Inc.                                    23,870       677,311
Banknorth Group Inc.                          37,801       675,693
Ocean Energy Inc.+                            43,635       673,615
Oxford Health Plans Inc.+                     21,895       672,929
Southdown Inc.                                 9,370       667,613
Mercantile Bankshares Corp.                   18,356       666,265
Waddell & Reed Financial Inc. "A"             21,474       665,694
Tidewater Inc.                                14,538       661,479
Miller (Herman) Inc.                          20,572       659,590
Sybron International Corp.+                   27,449       658,776
BJ's Wholesale Club Inc.+                     19,103       651,890
Viad Corp.                                    24,503       650,861
Affiliated Computer Services Inc.+            12,923       644,535
International Game Technology Inc.+           18,946       637,059
Wisconsin Energy Corp.                        31,870       635,408
Manpower Inc.                                 19,817       632,906
Utilicorp United Inc.                         24,226       626,848
Westwood One Inc.+                            29,217       626,339
CH Robinson Worldwide Inc.                    11,048       622,658
Grant Prideco Inc.+                           28,308       621,007
DQE Inc.                                      15,453       620,052
Avocent Corporation+                          11,231  $    619,109
Compass Bancshares Inc.                       31,614       616,473
Dime Bancorp Inc.                             28,547       615,545
MarchFirst Inc.+                              39,200       614,950
Shaw Industries Inc.                          33,114       612,609
Energizer Holdings Inc.+                      24,978       611,961
Powerwave Technologies Inc.+                  16,092       610,993
Hormel Foods Corp.                            36,602       610,796
Bowater Inc.                                  13,108       608,703
Alliant Energy Corp.                          20,615       605,566
MCN Energy Group Inc.                         23,589       604,468
Beckman Coulter Inc.                           7,725       595,791
Tech Data Corp.+                              13,872       593,028
Everest Re Group Ltd.                         11,978       592,905
Tyson Foods Inc. "A"                          58,871       588,710
Quantum DLT & Storage Group+                  38,953       586,730
Questar Corp.                                 20,905       581,420
Ultramar Diamond Shamrock Corp.               22,730       576,774
National Fuel Gas Co.                         10,264       575,426
Fastenal Co.                                   9,900       570,488
NSTAR                                         14,095       567,324
Belo (A.H.) Corp.                             30,725       566,492
Puget Sound Energy Inc.                       22,300       565,863
Valero Energy Corp.                           16,065       565,287
Unitrin Inc.                                  17,832       565,052
Georgia-Pacific (Timber Group)                20,858       560,559
Outback Steakhouse Inc.+                      20,344       551,831
Cabot Corp.                                   17,335       549,303
Sovereign Bancorp Inc.                        59,081       546,499
International Speedway Corp. "A"              13,883       541,437
Noble Affiliates Inc.                         14,575       541,097
Sybase Inc.+                                  23,228       534,244
McCormick & Co. Inc.                          17,883       532,019
Foundation Health Systems Inc.+               31,941       531,019
FirstMerit Corp.                              23,098       529,810
Litton Industries Inc.+                       11,814       527,938
Mandalay Resort Group Inc.+                   20,384       522,340
Infocus Corp.+                                 9,855       522,315
GATX Corporation                              12,417       519,962
Trigon Healthcare Inc.+                        9,836       517,005
First Virginia Banks Inc.                     12,067       514,356
Harris Corp.                                  18,079       514,122
Brinker International Inc.+                   17,051       513,661
Astoria Financial Corp.                       13,280       512,940
IPALCO Enterprises Inc.                       22,394       512,263
Hibernia Corp. "A"                            41,567       509,196


--------------------------------------------------------------------------------
page 28                                                                  iShares
iShares S&P MidCap 400 Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                      Shares         Value
------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------
Flowers Industries Inc.                       26,089  $    508,735
Varco International Inc.+                     24,275       505,223
IBP Inc.                                      27,579       505,040
Protective Life Corp.                         16,873       504,081
Williams-Sonoma Inc.+                         14,501       503,910
Hanover Compressor Co.+                       15,294       503,746
Abercrombie & Fitch Co.+                      26,341       502,125
Precision Castparts Corp.                     12,928       496,112
Diebold Inc.                                  18,608       494,275
L-3 Communications Holdings Inc.+              8,696       491,324
Harte-Hanks Inc.                              17,707       482,516
City National Corp.                           12,459       481,229
MONY Group Inc.                               12,062       480,972
Lennar Corp.                                  16,095       477,820
Dentsply International Inc.                   13,520       472,355
Helmerich & Payne Inc.                        13,034       470,853
Associated Bancorp                            17,914       470,243
Sonoco Products Co.                           26,006       469,733
Martin Marietta Materials Inc.                12,224       467,935
Quanta Services Inc.+                         16,797       461,918
IDACorp Inc.                                   9,827       454,499
Wilmington Trust Corp.                         8,435       452,327
United Rentals Inc.+                          18,360       442,935
IMC Global Inc.                               29,987       434,811
OGE Energy Corp.                              20,336       433,411
Kansas City Power & Light Co.                 16,153       431,083
ADTRAN Inc.+                                  10,110       430,149
ALLETE                                        19,393       429,070
Sawtek Inc.+                                  11,112       427,986
VISX Inc.+                                    15,807       425,801
Atlas Air Inc.+                                9,958       420,725
Conectiv Inc.                                 23,217       415,004
Whitman Corp.                                 35,618       411,833
Bergen Brunswig Corp. "A"                     35,196       411,353
First Health Group Corp.+                     12,660       408,285
Neiman-Marcus Group Inc. "A"+                 12,401       402,257
Credence Systems Corp.+                       13,339       400,170
Lincare Holdings Inc.+                        13,923       399,416
Reynolds & Reynolds Co. "A"                   20,025       397,997
Hubbell Inc. "B"                              15,842       397,040
CSG Systems International Inc.+               13,680       396,720
Mentor Graphics Corp.+                        16,761       394,931
Western Resources Inc.                        18,117       391,780
Omnicare Inc.                                 24,072       388,161
HON Industries Inc.                           15,713  $    386,933
American Eagle Outfitters Inc.+               12,193       384,079
Sotheby's Holdings Inc.                       15,385       382,702
Roslyn Bancorp Inc.                           16,918       378,540
Provident Financial Group Inc.                12,734       374,061
Webster Financial Corp.                       13,881       373,919
Sierra Pacific Resources Corp.                20,488       368,784
Suiza Foods Corp.+                             7,272       368,600
Pioneer Natural Resources Co.+                25,927       367,839
Saks Inc.+                                    36,911       364,496
Lyondell Chemical Co.                         30,707       362,726
Galileo International Inc.                    23,392       362,576
Clayton Homes Inc.                            36,036       360,360
Greater Bay Bancorp                            5,188       360,242
Storage Technology Corp.+                     26,531       359,827
ACNielsen Corp.+                              15,102       359,616
Lear Corp.+                                   17,274       355,197
Pacific Century Financial Corp.               20,741       355,190
American Financial Group Inc.                 15,290       354,537
Cytec Industries Inc.+                        10,591       354,137
Scholastic Corp.+                              4,429       352,382
Newport News Shipbuilding Inc.                 7,974       345,872
Teleflex Inc.                                  9,984       343,200
Pentair Inc.                                  12,673       339,003
Edwards Lifesciences Corp.+                   15,260       332,859
Lee Enterprises Inc.                          11,456       330,792
Barnes & Noble Inc.+                          16,763       330,022
Commscope Inc.+                               13,421       328,814
Carlisle Companies Inc.                        7,921       328,721
Payless Shoesource Inc.+                       5,822       326,032
Washington Gas Light Co.                      12,127       325,913
Investment Technology Group Inc.+              8,129       324,652
Vectren Corporation                           15,970       324,391
Six Flags Inc.+                               20,545       318,448
PacifiCare Health Systems Inc. "A"+            9,119       317,455
Solutia Inc.                                  27,814       316,384
Keane Inc.+                                   18,169       316,141
Valassis Communications Inc.+                 14,160       315,060
Westamerica Bancorp                            9,409       314,613
Houghton Mifflin Co.                           8,009       314,353
NOVA Corporation+                             18,301       313,405
Ross Stores Inc.                              21,653       311,262
Dean Foods Co.                                 9,261       307,928
Informix Corp.+                               74,145       305,848
Legato Systems Inc.+                          22,698       305,004
HSB Group Inc.                                 7,601       304,990


--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 29
iShares S&P MidCap 400 Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                      Shares         Value
------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------
Mohawk Industries Inc.+                       13,893  $    303,041
Callaway Golf Co.                             19,704       302,949
Sensormatic Electronics Corp.+                20,108       301,620
Hawaiian Electric Industries Inc.              8,536       297,693
Blyth Industries Inc.                         12,508       293,156
ANTEC Corp.+                                   9,900       292,050
USG Corp.                                     11,606       290,875
Carter-Wallace Inc.                           11,808       288,558
Dial Corp.                                    24,760       287,835
Borders Group Inc.+                           20,531       286,151
AGL Resources Inc.                            14,137       283,624
CNF Transportation Inc.                       12,674       281,996
Jacobs Engineering Group Inc.+                 6,844       275,899
Alexander & Baldwin Inc.                      10,596       275,496
Keystone Financial Inc.                       12,614       274,355
Cleco Corp.                                    5,856       273,768
Lubrizol Corp.                                13,899       273,637
ArvinMeritor Inc.                             18,509       271,851
AK Steel Holding Corp.                        28,619       268,303
Public Service Company of New Mexico          10,321       267,056
DSP Group Inc.+                                7,000       261,625
Donaldson Co. Inc.                            11,831       260,282
Universal Foods Corp.                         12,752       259,822
Media General Inc. "A"                         6,028       259,204
Valspar Corp.                                 11,130       255,879
Rayonier Inc.                                  7,093       254,905
Interstate Bakeries Corp.                     17,261       252,442
Lancaster Colony Corp.                        10,226       251,176
RPM Inc.                                      27,445       248,720
York International Corp.                       9,920       246,760
Minerals Technologies Inc.                     5,345       245,870
Gartner Group Inc. "B"+                       22,479       244,459
Quorum Health Group Inc.+                     18,656       242,528
Overseas Shipholding Group Inc.                8,856       242,433
Albemarle Corp.                               12,003       242,311
Claire's Stores Inc.                          13,428       241,704
Nordson Corp.                                  8,409       239,131
Federal Signal Corp.                          11,867       235,857
Crompton Corp.                                29,725       234,084
Trinity Industries Inc.                        9,912       231,693
Titan Corp. (The)+                            14,020       231,330
Harsco Corp.                                  10,425       230,002
Borg-Warner Automotive Inc.                    6,854       227,039
Kelly Services Inc. "A"                        9,364       221,225
Dole Food Co.                                 14,631  $    219,465
Universal Corporation                          7,392       217,140
Swift Transportation Co. Inc.+                16,567       216,406
Furniture Brands International Inc.+          13,005       216,208
Pennzoil-Quaker State Co.                     20,464       214,872
Modine Manufacturing Co.                       7,625       214,811
CBRL Group Inc.                               14,941       214,777
Steris Corp.+                                 17,672       212,064
Pittston Brink's Group                        13,566       210,273
Tecumseh Products Co. "A"                      4,995       209,166
Kennametal Inc.                                7,926       204,095
Superior Industries International Inc.         6,778       203,340
Bandag Inc.                                    5,428       195,069
Apria Healthcare Group Inc.+                  13,710       191,083
Olin Corp.                                    11,757       190,316
AGCO Corp.                                    15,512       184,205
Church & Dwight Co. Inc.                       9,969       183,180
Kaydon Corp.                                   7,841       180,343
AMETEK Inc.                                    8,340       176,704
Ogden Corp.+                                  12,922       175,255
Granite Construction Inc.                      7,145       173,266
Horace Mann Educators Corp.                   10,578       173,215
Imation Corp.+                                 9,252       172,319
Ferro Corp.                                    9,025       172,039
Bob Evans Farms Inc.                           9,233       170,810
Black Hills Corp.                              6,004       168,487
Carpenter Technology Corp.                     5,752       167,527
Ruddick Corp.                                 12,030       166,916
Lands' End Inc.+                               7,932       166,572
Alaska Air Group Inc.+                         6,924       166,176
Acuson Corp.+                                  7,225       164,369
Longview Fibre Co.                            13,450       161,400
Wallace Computer Services Inc.                10,505       160,201
Flowserve Corp.                                9,746       160,200
Banta Corp.                                    6,534       159,266
Dreyer's Grand Ice Cream Inc.                  7,371       158,937
Papa John's International Inc.+                6,337       158,821
Westpoint Stevens Inc.                        12,925       158,331
Structural Dynamics Research Corp.+            9,433       154,465
Smucker (J.M) Company (The)+                   6,304       153,266
Unifi Inc.+                                   14,903       151,824
GTECH Holdings Corp.+                          9,113       150,934
UCAR International Inc.+                      11,828       150,068
Sylvan Learning Systems Inc.+                  9,597       142,156
Transaction Systems Architects Inc. "A"+       8,667       140,839
Wisconsin Central Transportation Corp.+       12,879       136,034


--------------------------------------------------------------------------------
  page 30                                                                iShares
iShares S&P MidCap 400 Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                      Shares         Value
------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------
Glatfelter (P.H.) Co.                         11,100  $    134,588
Perrigo Co.+                                  19,219       131,530
Modis Professional Services Inc.+             25,262       131,047
Airborne Freight Corp.                        12,753       129,921
Stewart & Stevenson Services Inc.              7,334       127,887
Mynd Corp.+                                    9,208       124,308
Covance Inc.+                                 15,013       122,919
Wellman Inc.                                   8,311       119,990
Airgas Inc.+                                  17,361       118,272
Hunt (J.B.) Transport Services Inc.            9,204       117,351
Rollins Inc.                                   7,864       116,486
Finova Group Inc.                             16,060       116,435
Sequa Corp. "A"+                               2,717       115,473
Standard Register Co.                          7,168       114,688
Arnold Industries Inc.                         6,437       108,624
Fuller (H. B.) Co.                             3,695       106,231
OfficeMax Inc.+                               29,588       105,407
Wausau-Mosinee Paper Corp.                    13,456       104,284
Federal-Mogul Corp.                           18,471       100,436
Ohio Casualty Corp.                           15,738        99,838
Albany International Corp.+                    8,024        96,288
Georgia Gulf Corp.                             8,247        94,325
International Multifoods Corp.                 4,905        85,224
Schulman (A.) Inc.                             7,726        84,986
NCO Group Inc.+                                6,705        79,622
Chesapeake Corp.                               4,012        77,231
Lance Inc.                                     7,581        73,678
Cambridge Technology Partners Inc.+           16,520        72,275
PSS World Medical Inc.+                       18,619        67,494
Magnetek Inc.+                                 6,095        64,759
Cleveland-Cliffs Inc.                          2,761        63,158
Ryerson Tull Inc.                              6,487        61,221
Sykes Enterprises Inc.+                       10,840        58,265
Warnaco Group Inc. "A"                        13,754        55,016
Stewart Enterprises Inc. "A"                  27,953        54,159
NCH Corp.                                      1,386        48,943
Lone Star Steakhouse & Saloon Inc.             6,630        48,896
Navigant Consulting Co.+                      10,598        36,431
MAXXAM Inc.+                                   1,766        35,099
Ethyl Corp.                                   22,111        31,785
------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $242,967,816)                                   253,175,179
------------------------------------------------------------------


Security                                   Principal         Value
------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 5.49%
------------------------------------------------------------------
Freddie Mac Discount Note
  6.46%, 10/24/00++                       $1,914,200  $  1,914,200
Goldman Sachs Financial Square Prime
  Obligation Fund++                        3,650,785     3,650,785
Providian Temp Cash Money Market Fund++ 2,351,328 2,351,328 Short Term Investment Company Liquid
  Assets Portfolio++                       5,993,412     5,993,412
------------------------------------------------------------------
TOTAL SHORT TERM INSTRUMENTS
(Cost: $13,909,725)                                     13,909,725
------------------------------------------------------------------

REPURCHASE AGREEMENT - 0.04%
------------------------------------------------------------------
Investors Bank & Trust Tri Party
  Repurchase Agreement, dated 09/29/00,
  due 10/02/00, with a maturity value of
  $103,563 and an effective yield of
  6.25%.                                     103,509       103,509
------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
(Cost: $103,509)                                           103,509
------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES -- 105.45%
(Cost $256,981,050)                                    267,188,413
------------------------------------------------------------------
Other Assets, Less Liabilities -- (5.45%)              (13,799,405)
------------------------------------------------------------------
NET ASSETS -- 100.00%                                 $253,389,008
==================================================================
  +   Non-income earning securities.
 ++ Represents investment of collateral received from securities lending transactions. See Note 5.

See notes to financial statements.

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 31
iShares S&P MidCap 400/BARRA Growth Index Fund
Schedule of Investments
September 30, 2000 (Unaudited)


Security                                   Shares        Value
--------------------------------------------------------------

COMMON STOCKS - 100.00%
--------------------------------------------------------------
Dynegy Inc.                                21,480  $ 1,224,359
Vitesse Semiconductor Corp.+               12,424    1,104,960
Calpine Corp.+                              9,536      995,320
Millennium Pharmaceuticals Inc.+            6,484      947,069
Rational Software Corp.+                   12,918      896,186
Intuit Inc.+                               14,091      803,187
Waters Corp.+                               8,840      786,760
Jabil Circuit Inc.+                        13,149      746,206
Forest Laboratories Inc. "A"+               6,040      692,713
Integrated Device Technology Inc.+          7,206      652,143
Sepracor Inc.+                              5,060      620,799
Stryker Corp.                              13,521      580,558
Chiron Corp.+                              12,659      569,655
QLogic Corp.+                               6,216      547,008
IDEC Pharmaceuticals Corp.+                 3,101      543,789
Univision Communications Inc.+             14,258      532,893
Nabors Industries Inc.+                    10,110      529,764
Concord EFS Inc.+                          14,716      522,648
Fiserv Inc.+                                8,526      510,494
IVAX Corporation+                          10,974      504,804
Cintas Corp.                               11,584      504,628
Atmel Corp.+                               31,932      484,967
3Com Corp.+                                24,460      469,326
Noble Drilling Corp.+                       9,235      464,059
Electronic Arts Inc.+                       8,982      443,486
Cadence Design Systems Inc.+               17,044      437,818
Robert Half International Inc.+            12,374      429,223
CDW Computer Centers Inc.+                  6,044      417,036
SCI Systems Inc.+                          10,025      411,025
Genzyme General Division+                   5,969      407,011
Minimed Inc.+                               4,438      396,646
Micrel Inc.+                                5,826      390,342
Global Marine Inc.+                        12,139      374,792
ENSCO International Inc.                    9,564      365,823
NVIDIA Corp.+                               4,456      364,835
Quest Diagnostics Inc.+                     3,161      362,725
Transwitch Corp.+                           5,632      359,040
Gilead Sciences Inc.+                       3,231      354,400
BJ Services Co.+                            5,744      351,102
Cypress Semiconductor Corp.+                8,350      347,047
Symbol Technologies Inc.                    9,500      341,406
Polycom Inc.+                               4,908      328,683
SPX Corp.+                                  2,184      309,992
Dollar Tree Stores Inc.+                    7,421      301,014
Vishay Intertechnology Inc.+                9,554      293,786
Macromedia Inc.+                            3,616      292,218
Smith International Inc.+                   3,499  $   285,387
National Commerce Bancorp                  14,059      280,301
DPL Inc.                                    9,145      272,064
Microchip Technology Inc.+                  8,192      270,831
Cooper Cameron Corp.+                       3,670      270,433
SEI Investment Co.                          3,680      260,360
Readers Digest Association Inc. (The) "A"   7,285      257,252
Legg Mason Inc.                             4,221      245,346
Montana Power Co.                           7,305      243,804
Wind River Systems Inc.+                    5,010      240,167
Family Dollar Stores Inc.                  11,894      228,959
CheckFree Corp.+                            5,176      216,826
Network Associates Inc.+                    9,540      215,842
American Standard Companies Inc.+           4,840      215,077
International Rectifier Corp.+              4,250      214,891
Hispanic Broadcasting Corp.+                7,531      209,927
Apollo Group Inc.+                          5,200      207,350
TriQuint Semiconductor Inc.+                5,386      196,252
Semtech Corp.+                              4,508      194,408
Acxiom Corp.+                               6,075      192,881
Synopsys Inc.+                              4,920      186,345
Cirrus Logic Inc.+                          4,585      184,833
Symantec Corp.+                             4,200      184,800
ICN Pharmaceuticals Inc.                    5,530      183,872
Lattice Semiconductor Corp.+                3,420      183,825
DeVry Inc.+                                 4,831      181,766
Oxford Health Plans Inc.+                   5,766      177,214
Waddell & Reed Financial Inc. "A"           5,681      176,111
Sybron International Corp.+                 7,280      174,720
Miller (Herman) Inc.                        5,445      174,580
BJ's Wholesale Club Inc.+                   5,065      172,843
International Game Technology Inc.+         5,020      168,797
Manpower Inc.                               5,246      167,544
Westwood One Inc.+                          7,790      166,998
CH Robinson Worldwide Inc.                  2,926      164,908
Grant Prideco Inc. +                        7,511      164,773
Avocent Corporation+                        2,974      163,942
Powerwave Technologies Inc.+                4,270      162,127
Beckman Coulter Inc.                        2,039      157,258
Fastenal Co.                                2,624      151,208
Georgia-Pacific (Timber Group)              5,535      148,753
McCormick & Co. Inc.                        4,735      140,866
Infocus Corp.+                              2,610      138,330
Williams-Sonoma Inc.+                       3,870      134,483
Varco International Inc.+                   6,416      133,533
Hanover Compressor Co.+                     4,030      132,738
Dentsply International Inc.                 3,580      125,076
Quanta Services Inc.+                       4,480      123,200


--------------------------------------------------------------------------------
  page 32                                                                iShares
iShares S&P MidCap 400/BARRA Growth Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                   Shares        Value
--------------------------------------------------------------

COMMON STOCKS (continued)
--------------------------------------------------------------
United Rentals Inc.+                        4,790  $   115,559
ADTRAN Inc.+                                2,686      114,281
VISX Inc.+                                  4,216      113,569
Sawtek Inc.+                                2,945      113,429
Atlas Air Inc.+                             2,616      110,526
Credence Systems Corp.+                     3,590      107,700
First Health Group Corp.+                   3,334      107,521
CSG Systems International Inc.+             3,615      104,835
Mentor Graphics Corp.+                      4,435      104,500
Galileo International Inc.                  6,265       97,107
Newport News Shipbuilding Inc.              2,095       90,871
Commscope Inc.+                             3,559       87,195
Investment Technology Group Inc.+           2,155       86,065
Payless Shoesource Inc.+                    1,536       86,016
Solutia Inc.                                7,456       84,812
Valassis Communications Inc.+               3,790       84,328
Keane Inc.+                                 4,841       84,233
Westamerica Bancorp                         2,515       84,095
Ross Stores Inc.                            5,796       83,318
NOVA Corporation+                           4,844       82,954
Informix Corp.+                            19,656       81,081
ANTEC Corp.+                                2,664       78,588
Blyth Industries Inc.                       3,349       78,492
Dial Corp.                                  6,656       77,376
DSP Group Inc.+                             1,880       70,265
Donaldson Co. Inc.                          3,135       68,970
Valspar Corp.                               2,980       68,510
Gartner Group Inc. "B"+                     5,990       65,141
Nordson Corp.                               2,262       64,326
Titan Corp. (The)+                          3,734       61,611
Apria Healthcare Group Inc.+                3,640       50,732
Papa John's International Inc.+             1,710       42,857
Dreyer's Grand Ice Cream Inc.               1,975       42,586
Westpoint Stevens Inc.                      3,455       42,324
UCAR International Inc.+                    3,160       40,093
Rollins Inc.                                2,145       31,773
Georgia Gulf Corp.                          2,150       24,591
Sykes Enterprises Inc.+                     3,000       16,125
--------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $33,282,312)                                 36,505,901
--------------------------------------------------------------


Security                                  Principal        Value
----------------------------------------------------------------

REPURCHASE AGREEMENT - 0.04%
----------------------------------------------------------------
Investors Bank & Trust Tri Party
  Repurchase Agreement, dated 09/29/00,
  due 10/02/00, with a maturity value of
  $12,807 and an effective yield of
  6.25%.                                   $12,800   $    12,800
----------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
(Cost: $12,800)                                           12,800
----------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES -- 100.04%
(Cost $33,295,112)                                    36,518,701
----------------------------------------------------------------
Other Assets, Less Liabilities -- (0.04%)                (14,250)
----------------------------------------------------------------
NET ASSETS -- 100.00%                                $36,504,451
================================================================
+   Non-income earning securities.

See notes to financial statements.

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 33
iShares S&P MidCap 400/BARRA Value Index Fund
Schedule of Investments
September 30, 2000 (Unaudited)


Security                                    Shares        Value
---------------------------------------------------------------


COMMON STOCKS - 99.86%
---------------------------------------------------------------
DST Systems Inc.+                            2,785  $   327,236
Telephone & Data Systems Inc.                2,665      295,016
SunGard Data Systems Inc.+                   5,840      250,025
Broadwing Inc.+                              9,565      244,505
Marshall & Ilsley Corp.                      4,620      231,577
Ambac Financial Group Inc.                   3,105      227,441
Health Management Associates Inc. "A"+      10,760      223,943
Washington Post Company (The) "B"              420      221,708
E*trade Group Inc.+                         13,290      218,454
Kinder Morgan Inc.                           5,085      208,167
Weatherford International Inc.+              4,830      207,690
Park Place Entertainment Corp.+             13,310      201,314
Zions Bancorp                                3,850      196,891
Edwards (A.G.) Inc.                          3,655      191,202
Allegheny Energy Inc.                        4,890      186,737
North Fork Bancorp                           7,740      167,377
TECO Energy Inc.                             5,575      160,281
Allmerica Financial Corp.                    2,345      149,933
Mylan Laboratories Inc.                      5,525      148,830
Arrow Electronics Inc.+                      4,335      147,661
R.J. Reynolds Tobacco Holdings Inc.          4,515      145,609
Northeast Utilities                          6,620      143,571
SCANA Corp.                                  4,630      142,951
First Security Corp.                         8,760      142,898
LG&E Energy Corp.                            5,730      140,027
Jones Apparel Group Inc.+                    5,281      139,946
TCF Financial Corp.                          3,580      134,698
Greenpoint Financial Corp.                   4,515      133,757
PMI Group Inc. (The)                         1,950      132,113
Energy East Corp.                            5,815      131,564
NiSource Inc.                                5,360      130,650
Murphy Oil Corp.                             1,990      128,977
Comdisco Inc.                                6,730      128,291
Potomac Electric Power Co.                   5,070      127,701
Chris-Craft Industries Inc.+                 1,545      127,269
Old Republic International Corp.             5,200      125,125
Hillenbrand Industries Inc.                  2,775      124,181
Express Scripts Inc. "A"+                    1,680      121,380
American Water Works Inc.                    4,360      120,173
First Tennessee National Corp.               5,745      117,413
Incyte Pharmaceuticals Inc.+                 2,830      116,384
Avnet Inc.                                   4,050      114,919
Banknorth Group Inc.                         6,410      114,579
Ocean Energy Inc.+                           7,410      114,392
Southdown Inc.                               1,590      113,288
Mercantile Bankshares Corp.                  3,110      112,883
Tidewater Inc.                               2,465      112,158
Viad Corp.                                   4,150      110,234
Affiliated Computer Services Inc.+           2,190  $   109,226
Wisconsin Energy Corp.                       5,390      107,463
Utilicorp United Inc.                        4,105      106,217
Dime Bancorp Inc.                            4,895      105,548
DQE Inc.                                     2,625      105,328
Hormel Foods Corp.                           6,275      104,714
Compass Bancshares Inc.                      5,350      104,325
Bowater Inc.                                 2,245      104,252
MarchFirst Inc.+                             6,640      104,165
Shaw Industries Inc.                         5,620      103,970
Energizer Holdings Inc.+                     4,240      103,880
Alliant Energy Corp.                         3,490      102,519
MCN Energy Group Inc.                        3,990      102,244
Tech Data Corp.+                             2,350      100,463
Everest Re Group Ltd.                        2,025      100,237
Tyson Foods Inc. "A"                         9,985       99,850
Quantum DLT & Storage Group+                 6,610       99,563
Questar Corp.                                3,540       98,456
Ultramar Diamond Shamrock Corp.              3,875       98,328
National Fuel Gas Co.                        1,735       97,268
NSTAR                                        2,410       97,002
Puget Sound Energy Inc.                      3,790       96,171
Belo (A.H.) Corp.                            5,215       96,152
Unitrin Inc.                                 3,020       95,696
Valero Energy Corp.                          2,715       95,534
Cabot Corp.                                  2,970       94,112
Outback Steakhouse Inc.+                     3,445       93,446
Sovereign Bancorp Inc.                      10,010       92,593
International Speedway Corp. "A"             2,370       92,430
Noble Affiliates Inc.                        2,470       91,699
Sybase Inc.+                                 3,970       91,310
Foundation Health Systems Inc.+              5,420       90,107
Litton Industries Inc.+                      2,015       90,045
FirstMerit Corp.                             3,905       89,571
Mandalay Resort Group Inc.+                  3,470       88,919
GATX Corporation                             2,105       88,147
Trigon Healthcare Inc.+                      1,665       87,517
Brinker International Inc.+                  2,890       87,061
Harris Corp.                                 3,055       86,877
First Virginia Banks Inc.                    2,035       86,742
IPALCO Enterprises Inc.                      3,790       86,696
Hibernia Corp. "A"                           7,075       86,669
Astoria Financial Corp.                      2,240       86,520
Flowers Industries Inc.                      4,420       86,190
IBP Inc.                                     4,680       85,703
Protective Life Corp.                        2,850       85,144
Abercrombie & Fitch Co.+                     4,465       85,114
Precision Castparts Corp.                    2,190       84,041
L-3 Communications Holdings Inc.+            1,485       83,902
Diebold Inc.                                 3,150       83,672


--------------------------------------------------------------------------------
  page 34                                                                iShares
iShares S&P MidCap 400/BARRA Value Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
Harte-Hanks Inc.                             3,016  $    82,186
City National Corp.                          2,125       82,078
MONY Group Inc.                              2,040       81,345
Lennar Corp.                                 2,720       80,750
Associated Bancorp                           3,055       80,194
Martin Marietta Materials Inc.               2,085       79,814
Helmerich & Payne Inc.                       2,200       79,475
Sonoco Products Co.                          4,400       79,475
IDACorp Inc.                                 1,680       77,700
Wilmington Trust Corp.                       1,425       76,416
IMC Global Inc.                              5,100       73,950
OGE Energy Corp.                             3,440       73,315
Kansas City Power & Light Co.                2,730       72,857
ALLETE                                       3,270       72,349
Conectiv Inc.                                3,940       70,427
Whitman Corp.                                6,070       70,184
Bergen Brunswig Corp. "A"                    5,990       70,008
Neiman-Marcus Group Inc. "A"+                2,125       68,930
Lincare Holdings Inc.+                       2,380       68,276
Reynolds & Reynolds Co. "A"                  3,400       67,575
Hubbell Inc. "B"                             2,690       67,418
Omnicare Inc.                                4,120       66,435
Western Resources Inc.                       3,070       66,389
HON Industries Inc.                          2,660       65,502
American Eagle Outfitters Inc.+              2,060       64,890
Sotheby's Holdings Inc.                      2,605       64,799
Roslyn Bancorp Inc.                          2,870       64,216
Provident Financial Group Inc.               2,170       63,744
Webster Financial Corp.                      2,355       63,438
Pioneer Natural Resources Co.+               4,435       62,922
Sierra Pacific Resources Corp.               3,475       62,550
Saks Inc.+                                   6,320       62,410
Suiza Foods Corp.+                           1,230       62,346
Storage Technology Corp.+                    4,545       61,642
Clayton Homes Inc.                           6,150       61,500
ACNielsen Corp.+                             2,576       61,341
Lyondell Chemical Co.                        5,190       61,307
Greater Bay Bancorp                            880       61,105
Cytec Industries Inc.+                       1,825       61,023
American Financial Group Inc.                2,610       60,519
Pacific Century Financial Corp.              3,525       60,366
Lear Corp.+                                  2,930       60,248
Scholastic Corp.+                              755       60,070
Teleflex Inc.                                1,690       58,094
Pentair Inc.                                 2,160       57,780
Lee Enterprises Inc.                         1,975       57,028
Edwards Lifesciences Corp.+                  2,590       56,494
Barnes & Noble Inc.+                         2,845       56,011
Washington Gas Light Co.                     2,075  $    55,766
Carlisle Companies Inc.                      1,340       55,610
Vectren Corporation                          2,715       55,148
Six Flags Inc.+                              3,515       54,483
PacifiCare Health Systems Inc. "A"+          1,550       53,959
Houghton Mifflin Co.                         1,345       52,791
Dean Foods Co.                               1,580       52,535
Legato Systems Inc.+                         3,845       51,667
HSB Group Inc.                               1,285       51,561
Sensormatic Electronics Corp.+               3,425       51,375
Mohawk Industries Inc.+                      2,355       51,368
Callaway Golf Co.                            3,340       51,352
Hawaiian Electric Industries Inc.            1,460       50,917
USG Corp.                                    2,000       50,125
Carter-Wallace Inc.                          1,990       48,631
AGL Resources Inc.                           2,410       48,351
CNF Transportation Inc.                      2,170       48,282
Borders Group Inc.+                          3,445       48,015
Lubrizol Corp.                               2,405       47,348
Keystone Financial Inc.                      2,175       47,306
Jacobs Engineering Group Inc.+               1,170       47,166
Alexander & Baldwin Inc.                     1,790       46,540
ArvinMeritor Inc.                            3,160       46,413
Public Service Company of New Mexico         1,770       45,799
Cleco Corp.                                    975       45,581
AK Steel Holding Corp.                       4,850       45,469
Media General Inc. "A"                       1,040       44,720
Universal Foods Corp.                        2,185       44,519
Rayonier Inc.                                1,220       43,844
Interstate Bakeries Corp.                    2,955       43,217
Lancaster Colony Corp.                       1,740       42,739
RPM Inc.                                     4,670       42,322
Minerals Technologies Inc.                     915       42,090
Quorum Health Group Inc.+                    3,165       41,145
Overseas Shipholding Group Inc.              1,500       41,062
York International Corp.                     1,650       41,044
Claire's Stores Inc.                         2,270       40,860
Albemarle Corp.                              2,015       40,678
Trinity Industries Inc.                      1,720       40,205
Federal Signal Corp.                         2,015       40,048
Crompton Corp.                               5,055       39,808
Harsco Corp.                                 1,770       39,051
Borg-Warner Automotive Inc.                  1,145       37,928
Kelly Services Inc. "A"                      1,600       37,800
Dole Food Co.                                2,505       37,575
Universal Corporation                        1,265       37,159
Modine Manufacturing Co.                     1,315       37,046
Furniture Brands International Inc.+         2,215       36,824
Pennzoil-Quaker State Co.                    3,475       36,488
CBRL Group Inc.                              2,535       36,441


--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 35
iShares S&P MidCap 400/BARRA Value Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
Swift Transportation Co. Inc.+               2,770  $    36,183
Pittston Brink's Group                       2,305       35,728
Steris Corp.+                                2,955       35,460
Superior Industries International Inc.       1,180       35,400
Tecumseh Products Co. "A"                      845       35,384
Kennametal Inc.                              1,360       35,020
Olin Corp.                                   2,035       32,942
Bandag Inc.                                    915       32,883
Church & Dwight Co. Inc.                     1,720       31,605
AGCO Corp.                                   2,605       30,934
AMETEK Inc.                                  1,445       30,616
Kaydon Corp.                                 1,315       30,245
Ogden Corp.+                                 2,225       30,177
Bob Evans Farms Inc.                         1,615       29,877
Ferro Corp.                                  1,555       29,642
Horace Mann Educators Corp.                  1,790       29,311
Granite Construction Inc.                    1,195       28,979
Imation Corp.+                               1,550       28,869
Alaska Air Group Inc.+                       1,190       28,560
Lands' End Inc.+                             1,355       28,455
Carpenter Technology Corp.                     965       28,106
Black Hills Corp.                            1,000       28,062
Ruddick Corp.                                2,020       28,028
Acuson Corp.+                                1,230       27,982
Wallace Computer Services Inc.               1,805       27,526
Longview Fibre Co.                           2,260       27,120
Banta Corp.                                  1,110       27,056
Flowserve Corp.                              1,635       26,875
Structural Dynamics Research Corp.+          1,585       25,954
Smucker (J.M) Company (The)+                 1,050       25,528
Unifi Inc.+                                  2,490       25,367
GTECH Holdings Corp.+                        1,515       25,092
Sylvan Learning Systems Inc.+                1,660       24,589
Transaction Systems Architects Inc. "A"+     1,445       23,481
Wisconsin Central Transportation Corp.+      2,160       22,815
Glatfelter (P.H.) Co.                        1,880       22,795
Airborne Freight Corp.                       2,200       22,413
Perrigo Co.+                                 3,225       22,071
Modis Professional Services Inc.+            4,205       21,813
Stewart & Stevenson Services Inc.            1,245       21,710
Mynd Corp.+                                  1,575       21,262
Wellman Inc.                                 1,415       20,429
Covance Inc.+                                2,495       20,428
Hunt (J.B.) Transport Services Inc.          1,570       20,017
Airgas Inc.+                                 2,925       19,927
Sequa Corp. "A"+                               465       19,763

                                          Shares or
Security                                  Principal        Value
----------------------------------------------------------------
Finova Group Inc.                            2,715   $    19,684
Standard Register Co.                        1,230        19,680
Arnold Industries Inc.                       1,105        18,647
Fuller (H. B.) Co.                             620        17,825
Wausau-Mosinee Paper Corp.                   2,280        17,670
OfficeMax Inc.+                              4,950        17,634
Federal-Mogul Corp.                          3,165        17,210
Ohio Casualty Corp.                          2,675        16,970
Albany International Corp.+                  1,355        16,260
Schulman (A.) Inc.                           1,340        14,740
International Multifoods Corp.                 845        14,682
NCO Group Inc.+                              1,135        13,478
Chesapeake Corp.                               675        12,994
Lance Inc.                                   1,325        12,877
Cambridge Technology Partners Inc.+          2,760        12,075
Magnetek Inc.+                               1,080        11,475
PSS World Medical Inc.+                      3,145        11,401
Cleveland-Cliffs Inc.                          490        11,209
Ryerson Tull Inc.                            1,150        10,853
Warnaco Group Inc. "A"                       2,445         9,780
Stewart Enterprises Inc. "A"                 4,815         9,329
Lone Star Steakhouse & Saloon Inc.           1,085         8,002
NCH Corp.                                      225         7,945
Navigant Consulting Co.+                     1,735         5,964
MAXXAM Inc.+                                   290         5,764
Ethyl Corp.                                  3,510         5,046
----------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $18,145,147)                                   19,604,652
----------------------------------------------------------------

REPURCHASE AGREEMENT - 0.03%
----------------------------------------------------------------
Investors Bank & Trust Tri Party
  Repurchase Agreement, dated 09/29/00,
  due 10/02/00, with a maturity value of
  $7,016 and an effective yield of
  6.25%.                                  $  7,012         7,012
----------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
(Cost: $7,012)                                             7,012
----------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES -- 99.89%
(Cost $18,152,159)                                    19,611,664
----------------------------------------------------------------
Other Assets, Less Liabilities -- 0.11%                   20,802
----------------------------------------------------------------
NET ASSETS -- 100.00%                                $19,632,466
================================================================
+   Non-income earning securities.

See notes to financial statements.

--------------------------------------------------------------------------------
  page 36                                                                iShares
iShares S&P SmallCap 600 Index Fund
Schedule of Investments
September 30, 2000 (Unaudited)


Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS - 99.96%
---------------------------------------------------------------
Protein Design Labs Inc.+                    7,860  $   947,130
Vertex Pharmaceuticals Inc.+                 9,855      832,748
COR Therapeutics Inc.+                       9,823      612,096
Silicon Valley Bancshares+                   8,862      516,073
HNC Software Inc.+                           5,865      479,830
Plexus Corp.+                                6,757      476,368
Universal Health Services Inc. "B"+          5,484      469,568
Radian Group Inc.                            6,931      467,843
Alpharma Inc.                                7,311      446,885
KEMET Corp.+                                16,062      443,713
Expeditors International Washington Inc.     9,409      423,993
Techne Corp.+                                3,773      422,576
Vicor Corp.+                                 7,781      422,119
Barr Laboratories Inc.+                      6,346      420,819
Gallagher (Arthur J.) & Co.                  6,963      411,687
National Instruments Corp.+                  9,266      408,862
AmeriCredit Corp.+                          13,938      401,589
Bisys Group Inc.+                            5,098      394,139
Catalina Marketing Corp.+                   10,141      381,555
Dallas Semiconductor Corp.                  11,124      365,701
Newfield Exploration Co.+                    7,826      365,376
APW Ltd.+                                    7,204      351,195
Investors Financial Services Corp.           5,469      345,231
Gentex Corp.+                               13,652      341,300
Plantronics Inc.+                            8,959      340,442
ChoicePoint Inc.+                            7,412      340,026
Coherent Inc.+                               4,919      334,492
Medicis Pharmaceutical Corp. "A"+            5,404      332,346
Eaton Vance Corp.                            6,488      330,888
Commerce Bancorp Inc.                        5,666      329,690
True North Communications Inc.               9,141      326,791
Jack Henry & Associates Inc.                 7,503      325,443
Pride International Inc.+                   12,047      319,246
Dycom Industries Inc.+                       7,646      318,265
RSA Security Inc.+                           7,298      314,726
Priority Healthcare Corp. "B"+               4,124      314,455
Cognex Corp.+                                7,945      313,331
Louis Dreyfus Natural Gas Corp.+             7,857      311,334
Cullen/Frost Bankers Inc.                    9,572      311,090
99 Cents Only Stores+                        6,190      310,661
Cephalon Inc.+                               6,371      308,993
Fidelity National Financial Inc.            12,383      306,479
Technitrol Inc.                              3,008      303,808
Timberland Co.+                              7,405      303,605
Orthodontic Centers of America+              8,943      297,914
Dura Pharmaceuticals Inc.+                   8,204  $   290,217
Methode Electronics Inc. "A"                 6,548      290,158
Cerner Corp.+                                6,229      289,259
Centura Banks Inc.                           7,334      280,984
Raymond James Financial Corp.                8,476      279,178
Patterson Dental Co.+                       12,394      278,865
Smithfield Foods Inc.+                      10,390      272,738
C&D Technologies Inc.                        4,802      272,513
Zebra Technologies Corp. "A"+                5,601      269,198
Alpha Industries Inc.+                       7,881      268,447
Vintage Petroleum Inc.                      11,553      262,831
Varian Medical Systems Inc.+                 5,778      261,093
Aeroflex Inc.+                               5,360      260,630
Whole Foods Market Inc.+                     4,827      259,150
CTS Corp.                                    5,100      258,188
SkyWest Inc.                                 5,018      257,173
Hudson United Bancorp                        8,944      247,078
Harman International Industries Inc.         6,284      245,704
Michaels Stores Inc.+                        6,121      244,840
Cross Timbers Oil Co.                       12,728      244,209
Cheesecake Factory (The)+                    5,638      243,843
First American Financial Corp.              11,670      243,611
Pier 1 Imports Inc.                         17,575      238,361
Toll Brothers Inc.+                          6,706      230,519
Shaw Group Inc.+                             3,267      230,324
Barrett Resources Corp.+                     6,047      228,652
Enzo Biochem Inc.+                           4,686      227,271
FactSet Research Systems Inc.                5,973      224,585
Dain Rauscher Corp.                          2,355      219,015
Washington Federal Inc.                      9,620      218,855
Pioneer Group Inc. (The)+                    4,968      218,437
Aspen Technology Inc.+                       4,808      216,961
Regeneron Pharmaceuticals Inc.+              6,639      216,597
Men's Wearhouse Inc. (The)+                  7,616      215,628
DMC Stratex Networks Inc.+                  13,350      214,434
D.R. Horton Inc.                            12,411      213,310
Zale Corp.+                                  6,489      210,487
Proxim Inc.+                                 4,665      207,593
Tetra Tech Inc.+                             7,255      207,221
Ethan Allen Interiors Inc.                   7,281      206,143
Verity Inc.+                                 5,757      205,453
Downey Financial Corp.                       5,187      204,886
AnnTaylor Stores Corp.+                      5,300      203,719
Beringer Wine Estates Holdings Inc. "B"+     3,649      202,748
Insight Enterprises Inc.+                    7,439      202,699
Bindley Western Industries Inc.              6,305      201,760
First Midwest Bancorp Inc.                   7,558      201,232


--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 37
iShares S&P SmallCap 600 Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
Artesyn Technologies Inc.+                   6,894  $   200,788
NYFIX Inc.+                                  4,470      200,032
Commercial Federal Corp.                    10,398      198,862
National Data Corp.                          6,032      197,925
Anixter International Inc.+                  6,734      196,128
Avista Corp.                                 8,690      195,525
Advance Paradigm Inc.+                       4,626      195,155
Aspect Communications Corp.+                 9,449      194,886
Dendrite International Inc.+                 7,242      194,176
Stillwater Mining Co.+                       7,096      192,089
OM Group Inc.                                4,392      191,601
Cable Design Technologies Corp.+             7,875      191,461
Administaff Inc.+                            2,492      188,644
Pogo Producing Co.                           7,434      188,638
Hain Celestial Group Inc.+                   5,354      188,059
Stone Energy Corp.+                          3,395      186,725
Linens 'N Things Inc.+                       7,319      186,634
Roper Industries Inc.                        5,599      185,817
Heidrick & Struggles International Inc.+     3,565      183,152
Benchmark Electronics Inc.+                  3,508      182,416
C-Cube Microsystems Inc.+                    8,884      182,122
Delta & Pine Land Co.                        7,084      181,970
Constellation Brands Inc.+                   3,348      181,838
Southern Union Co.+                          9,163      181,542
Invacare Corp.                               5,547      178,197
Piedmont Natural Gas Co.                     5,811      177,962
Resmed Inc.+                                 5,625      175,781
Philadelphia Suburban Corp.                  7,562      175,344
S3 Inc.+                                    16,899      174,271
Electro Scientific Industries Inc.+          4,910      172,464
Scotts Co. (The) "A"+                        5,148      172,458
Southwest Bancorp of Texas Inc.+             5,251      171,642
Noven Pharmaceuticals Inc.+                  4,004      171,171
IDEXX Laboratories Inc.+                     6,397      171,120
Cambrex Corp.                                4,585      169,645
Swift Energy Co.+                            4,070      169,159
Anchor Gaming+                               2,117      168,434
United Stationers Inc.+                      6,264      168,345
Mutual Risk Management Ltd.                  7,588      166,462
Teledyne Technologies Inc.+                  5,694      165,838
Cal Dive International Inc.+                 2,888      165,158
Silicon Valley Group Inc.+                   6,250      164,453
Energen Corp.                                5,523      164,309
Coventry Health Care Inc.+                  10,856      164,197
La-Z-Boy Chair Co.                          11,236      163,624
Syncor International Corp.+                  4,411  $   162,380
Penton Media Inc.                            5,859      161,122
Black Box Corp.+                             3,451      160,903
Aware Inc.+                                  4,145      159,582
EGL Inc.+                                    5,264      159,236
AXT Inc.+                                    3,800      158,888
RadiSys Corp.+                               3,129      158,210
CEC Entertainment Inc.+                      4,938      158,016
BARRA Inc.+                                  2,543      157,825
AptarGroup Inc.                              6,576      157,413
Imperial Bancorp+                            8,165      156,156
Polaris Industries Partners LP "A"           4,409      155,417
Actel Corp.+                                 4,317      155,142
Hyperion Solutions Corp.+                    5,991      155,017
Renal Care Group Inc.+                       8,307      154,718
Insituform Technologies Inc. "A"+            4,574      153,801
Idex Corp.                                   5,462      152,595
Jack in the Box Inc.+                        7,096      152,121
United Bancshares Inc.                       7,724      151,584
Whitney Holding Corp.                        4,169      151,387
Alliance Semiconductor Corp.+                7,575      150,553
Delphi Financial Group Inc.+                 3,701      149,890
Corn Products International Inc.             6,474      147,283
Seacor Smit Inc.+                            3,133      146,076
Community First Bankshares Inc.              8,278      145,382
Earthgrains Company (The)                    7,789      143,610
Mueller Industries Inc.+                     6,346      142,388
Spherion Corporation+                       11,748      140,242
Xircom Inc.+                                 5,495      138,749
O'Reilly Automotive Inc.+                    9,458      138,323
Copart Inc.+                                 9,906      137,446
Alliant Techsystems Inc.+                    1,669      137,067
MascoTech Inc.                               8,269      136,955
UIL Holdings Corporation                     2,650      136,309
Forward Air Corp.+                           3,850      135,472
Diagnostic Products Corp.                    2,518      135,028
Florida Rock Industries Inc.                 3,421      134,916
Adaptive Broadband Corp.+                    6,893      134,413
Central Parking Corp.                        6,781      134,349
Pre-Paid Legal Services Inc.+                4,156      134,291
Staten Island Bancorp Inc.                   6,695      133,900
Buckeye Technologies Inc.+                   6,431      133,443
NVR Inc.+                                    1,640      132,840
Alliance Pharmaceutical Corp.+               8,693      132,568
New Jersey Resources Corp.                   3,261      132,478
Veritas DGC Inc.+                            4,566      132,129
Avant! Corp.+                                7,235      132,039


--------------------------------------------------------------------------------
page 38                                                                  iShares
iShares S&P SmallCap 600 Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
Mid Atlantic Medical Services Inc.+          8,715  $   131,814
American Management Systems Inc.+            7,666      131,759
PolyOne Corp.+                              17,843      130,477
On Assignment Inc.+                          4,098      128,575
Ruby Tuesday Inc.                           11,338      127,553
Dril-Quip Inc.+                              3,185      127,002
Brady Corp. "A"                              4,182      126,505
Baldor Electric Co.                          6,225      126,445
Lilly Industries Inc. "B"                    4,286      126,437
Chittenden Corp.                             4,908      126,074
Atlantic Coast Airlines Holdings+            3,889      125,177
Texas Industries Inc.                        3,916      124,823
Kent Electronics Corp.+                      5,227      124,795
Read-Rite Corp.+                            11,033      124,121
Helix Technology Corp.                       4,150      123,981
CH Energy Group Inc.                         3,105      123,812
ADVO Inc.+                                   3,720      122,760
TrustCo Bank Corp.                           9,940      122,386
Wesley Jessen VisionCare Inc.+               3,182      122,308
Pharmaceutical Product Development Inc.+     4,578      121,603
MacDermid Inc.                               5,785      121,485
Tredegar Corporation                         6,994      121,084
Southwest Gas Co.                            5,768      120,768
Graco Inc.                                   3,744      120,744
UGI Corp.                                    4,976      120,668
Firstbank Corp.                              4,927      120,404
Atmos Energy Corp.                           5,820      120,037
National Discounts Brokers Group Inc.+       3,876      119,914
Jeffries Group Inc.                          4,458      119,809
Kulicke & Soffa Industries Inc.+             8,958      119,253
Oshkosh Truck Corp.                          3,066      118,807
Casey's General Store Inc.                   9,112      118,456
Valence Technology Inc.+                     6,782      116,990
Footstar Inc.+                               3,612      116,713
Hooper Holmes Inc.                          12,256      116,555
eLoyalty Corp.+                              9,050      115,387
Aztar Corp.+                                 7,498      115,282
Bio-Technology General Corp.+               10,023      114,638
FileNET Corp.+                               6,301      114,599
Cost Plus Inc.+                              3,802      114,535
Three-Five Systems Inc.+                     3,896      113,958
HS Resources Inc.+                           3,383      113,753
Burlington Coat Factory Warehouse Corp.      7,940      113,641
SPS Technologies Inc.+                       2,336      113,296
Photronics Inc.+                             5,186      113,120
Fair Isaac and Co. Inc.                      2,648  $   113,037
Applebee's International Inc.                4,903      112,769
Dionex Corp.+                                4,078      112,655
Regis Corp.                                  7,510      112,650
ABM Industries Inc.                          4,143      112,638
ESS Technology Inc.+                         7,750      110,922
Susquehanna Bancshares Inc.                  7,237      110,364
Washington Group International Inc.+         9,642      110,280
Pacific Sunwear of California Inc.+          5,876      110,175
US Freightways Corp.                         4,853      110,102
Queens County Bancorp Inc.                   3,797      109,638
Remedy Corp.+                                5,783      109,154
Mercury Computer Systems Inc.+               3,924      109,136
Chico's FAS Inc.+                            3,200      108,800
Trenwick Group Ltd.                          5,684      107,996
Reliance Steel & Aluminum Co.                5,122      107,882
Park Electrochemical Corp.                   1,924      107,023
Cabot Oil & Gas Corp. "A"                    5,249      106,948
MAF Bancorp Inc.                             4,279      106,440
Pinnacle Entertainment Inc.+                 4,888      106,314
G&K Services Inc. "A"                        3,785      106,217
Atwood Oceanics Inc.+                        2,546      106,136
Belden Inc.                                  4,481      105,864
Northwest Natural Gas Co.                    4,641      105,583
Tucker Anthony Sutro Corporation             4,145      105,179
Systems & Computer Technology Corp.+         5,982      105,059
Pinnacle Systems Inc.+                       9,228      103,815
FYI Inc.+                                    2,769      103,491
Great Plains Software Inc.+                  3,666      103,106
Sonic Corp.+                                 3,262      102,753
Polymedica Industries Inc.+                  2,390      102,471
M.D.C. Holdings Inc.                         3,927      102,102
Werner Enterprises Inc.                      8,669      101,861
Hilb Rogal & Hamilton Co.                    2,427      101,176
South Financial Group Inc. (The)             7,928      100,091
Triarc Companies Inc.+                       4,059       99,953
Simpson Manufacturing Co. Inc.+              2,232       99,743
Circle International Group Inc.              3,278       99,159
Memberworks Inc.+                            2,999       98,592
JLG Industries Inc.                          8,005       97,561
UniSource Energy Corp.                       5,947       97,382
Lennox International Inc.                   10,360       97,125
St. Mary Land & Exploration Co.              4,182       96,447
Hutchinson Technology Inc.+                  4,574       96,340
C-COR Electronics Inc.+                      6,236       95,489
Trimble Navigation Ltd.+                     4,264       95,407
Standard-Pacific Corp.                       5,291       95,238

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 39
iShares S&P SmallCap 600 Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
Performance Food Group Co.+                  2,531  $    95,229
Owens & Minor Inc.                           6,043       95,177
Fleming Companies Inc.                       7,237       94,533
American Freightways Corp.+                  5,939       94,282
P-Com Inc.+                                 14,196       94,048
Morgan Keegan Inc.                           5,308       92,890
SCP Pool Corp.+                              3,133       92,815
ZixIt Corp.+                                 3,042       92,781
Cooper Companies Inc.                        2,613       92,435
Organogenesis Inc.+                          6,275       92,242
Enhance Financial Services Group Inc.        7,092       92,196
Datascope Corp.                              2,730       91,455
Analogic Corp.                               2,375       91,289
Ciber Inc.+                                 10,961       90,428
Respironics Inc.+                            5,417       90,396
Profit Recovery Group International
  Inc. (The)+                                9,137       90,228
Input/Output Inc.+                           9,358       90,071
Progress Software Corp.+                     6,578       89,625
Kirby Corp.+                                 4,520       88,705
Pegasus Systems Inc.+                        4,494       87,914
Libbey Inc.                                  2,819       87,741
Manitowoc Co. Inc.                           4,552       87,626
Specialty Equipment Co.+                     3,536       87,295
Allen Telecom Inc.+                          5,146       87,160
CLARCOR Inc.                                 4,451       86,794
Viasat Inc.+                                 3,875       86,703
Stein Mart Inc.+                             7,941       85,862
MAXIMUS Inc.+                                3,876       85,757
Milacron Inc.                                6,440       85,733
Southwest Securities Group Inc.              2,925       85,556
Provident Bankshares Corp.                   5,095       85,341
Hughes Supply Inc.                           4,338       85,112
Valmont Industries Inc.                      4,275       84,966
Selective Insurance Group Inc.               4,750       84,906
General Semiconductor Inc.+                  6,951       84,715
Prime Hospitality Corp.+                     8,268       83,714
NorthWestern Corp.                           4,260       83,070
THQ Inc.+                                    3,551       82,561
Advanced Tissue Sciences Inc.+              11,061       82,266
Fleetwood Enterprises Inc.                   6,058       82,162
Tower Automotive Inc.+                       8,667       81,253
Heartland Express Inc.+                      4,667       81,089
Fritz Companies Inc.+                        6,745       80,940
NBTY Inc.+                                  12,376       80,831
Kellwood Co.                                 4,405       80,391
Harland (John H.) Co.                        5,241  $    80,253
Concord Communications Inc.+                 3,018       79,977
Quiksilver Inc.+                             4,135       79,599
ADAC Laboratories Inc.+                      3,818       79,462
Steel Dynamics Inc.+                         8,622       79,215
Agribrands International Inc.+               1,812       79,049
Michael Foods Inc.                           3,376       78,914
Fossil Inc.+                                 5,911       78,690
Great Atlantic & Pacific Tea Co.             7,070       78,212
Ralcorp Holdings Inc.+                       5,501       77,702
Phoenix Technologies Ltd.+                   4,795       76,420
US Oncology Inc.+                           16,753       75,912
Biomatrix Inc.+                              4,327       75,722
Interface Inc.                               9,479       75,536
Laclede Gas Co.                              3,486       75,385
Nautica Enterprises Inc.+                    5,796       74,986
Startek Inc.+                                2,583       74,907
Arch Chemicals Inc.                          4,091       74,661
Brooktrout Technology Inc.+                  2,260       74,439
BE Aerospace Inc.+                           4,602       74,207
Toro Co.                                     2,349       73,994
Ryland Group Inc.                            2,372       73,532
Landstar System Inc.+                        1,630       72,739
Paxar Corp.+                                 8,126       72,626
Russ Berrie & Co. Inc.                       3,670       72,483
NUI Corp.                                    2,390       72,148
GBC Bancorp                                  2,100       71,531
Wolverine World Wide Inc.                    7,624       70,999
Offshore Logistics Inc.+                     3,939       70,410
Oceaneering International Inc.+              4,225       70,241
Dress Barn Inc.+                             3,339       70,119
Factory 2-U Stores Inc.+                     2,290       69,988
IHOP Corp.+                                  3,642       69,653
RLI Corp.                                    1,805       69,605
Yellow Corporation+                          4,592       69,454
Zenith National Insurance Corp.              3,170       69,344
Kronos Inc.+                                 2,288       68,640
School Specialty Inc.+                       3,205       68,307
Mentor Corp.                                 4,323       68,087
Salton/Maxim Corp.+                          2,104       67,986
Pioneer-Standard Electronics Inc.            5,003       67,853
Rollins Truck Leasing Corp.                 10,749       67,853
Coca-Cola Bottling Co.                       1,612       67,603
Auspex Systems Inc.+                         5,460       67,568
General Communication Inc. "A"+              9,440       67,555
Anchor Bancorp Wisconsin Inc.                4,284       67,205
Intermagnetics General Corp.+                2,522       67,148

--------------------------------------------------------------------------------
  page 40                                                              iShares
iShares S&P Smallcap 600 Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
Cuno Inc.+                                   3,016  $    67,106
Commercial Metals Co.                        2,628       67,014
Applied Industrial Technologies Inc.         3,779       65,424
Regal-Beloit Corp.                           3,853       65,347
Electroglas Inc.+                            3,821       65,196
Brush Wellman Inc.                           3,014       65,178
Morrison Management Specialist Inc.          2,200       65,010
Symmetricom Inc.+                            4,155       64,922
American Italian Pasta Co.+                  3,380       64,854
Avid Technology Inc.+                        4,585       64,190
Roadway Express Inc.                         3,575       64,127
Talk.com Inc.+                              14,521       63,983
Riggs National Corp.                         5,213       63,859
Ionics Inc.+                                 2,995       63,831
Friede Goldman Halter Inc.+                  8,972       63,365
GenCorp. Inc.                                7,770       63,131
Esterline Corp.+                             3,196       62,921
Audiovox Corp. "A"+                          4,169       62,796
Seitel Inc.+                                 4,368       62,790
Standard Microsystems Corp.+                 2,871       62,624
Ultratech Stepper Inc.+                      3,896       62,580
SpeedFam-IPEC Inc.+                          5,471       62,575
Barnes Group Inc.                            3,402       62,512
Project Software & Development Inc.+         4,017       62,452
Plains Resource Inc.+                        3,307       62,420
Patina Oil & Gas Corp.                       3,120       62,400
InterVoice Inc.+                             5,876       61,698
Meade Instruments Corp.+                     3,025       61,067
Bowne & Co. Inc.                             6,229       60,733
Nuevo Energy Co.+                            3,300       60,637
Vital Sign Inc.                              2,284       60,526
WD-40 Company                                2,843       60,414
Volt Information Sciences Inc.+              2,780       59,770
ChemFirst Inc.                               2,832       58,941
Chemed Corp.                                 1,831       58,249
Orbital Sciences Corp.+                      6,940       58,122
Monaco Coach Corp.+                          3,521       58,096
Thomas Industries Inc.                       2,848       57,672
Cato Corp. "A"                               4,613       57,662
Marcus Corp.                                 5,456       57,288
AAR Corp.                                    4,988       57,050
Cohu Inc.                                    3,720       56,963
Arctic Cat Inc.                              4,498       56,787
Shopko Stores Inc.+                          5,462       56,668
Saga Systems Inc.+                           5,380       56,490
CDI Corp.+                                   3,500  $    56,000
Arkansas Best Corp.+                         3,642       55,996
Inter-Tel Inc.                               4,884       55,556
RTI International Metals Inc.+               3,837       55,397
Scott Technologies Inc.+                     3,107       55,052
Foster Wheeler Corp.                         7,590       55,027
AO Smith Corp. "B"                           4,342       54,546
Kaman Corp. "A"                              4,251       53,669
Caraustar Industries Inc.                    4,771       52,779
Phillips-Van Heusen Corporation              5,111       52,707
Telxon Corp.+                                3,001       52,518
Cygnus Inc.+                                 4,754       52,294
Elcor Corp.                                  3,596       52,142
Midwest Express Holdings Inc.+               2,589       52,104
Thor Industries Inc.                         2,238       51,754
Brightpoint Inc.+                           10,259       51,616
Watsco Inc.                                  4,981       51,254
Myers Industries Inc.                        4,032       51,156
E.W. Blanch Holdings Inc.                    2,417       50,153
Telcom Semiconductor Inc.+                   3,365       50,054
American States Water Co.                    1,651       49,943
Pep Boys-Manny Moe & Jack Inc.               9,960       49,800
Quanex Corp.                                 2,575       49,086
Midway Games Inc.+                           6,994       48,958
Winnebago Industries Inc.                    3,901       48,763
Watts Industries Inc. "A"                    4,853       48,530
MICROS Systems Inc.+                         3,213       48,396
Exabyte Corp.+                               4,300       48,375
Robbins & Myers Inc.                         2,017       47,652
Ha-Lo Industries Inc.+                      11,832       47,328
Aaron Rents Inc. "B"                         3,653       47,032
Panera Bread Co. "A"+                        2,238       46,718
Ryan's Family Steak Houses Inc.+             5,954       45,771
SLI Inc.                                     6,249       45,696
New England Business Service Inc.            2,520       45,675
Gardner Denver Inc.+                         2,805       45,581
CACI International Inc. "A"+                 2,110       45,233
SPSS Inc.+                                   1,670       44,777
Fremont General Corp.                       13,015       44,739
Standex International Corp.                  2,302       44,457
Consolidated Products Inc.+                  5,495       43,960
Group 1 Automotive Inc.+                     4,025       43,772
Lawson Products Inc.                         1,798       43,489
Network Equipment Technologies Inc.+         4,041       43,188
QRS Corp.+                                   2,847       42,883
Universal Forest Products Inc.               3,746       42,786
K Swiss Inc. "A"                             1,898       42,705

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 41
iShares S&P Smallcap 600 Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
Checkpoint Systems Inc.+                     5,573  $    42,146
Griffon Corporation+                         5,551       41,979
Sturm Ruger & Co. Inc.                       5,081       41,601
Remington Oil & Gas Corp.+                   3,980       41,541
United Natural Foods Inc.+                   3,352       41,481
Lindsay Manufacturing Co.                    2,217       41,292
Omnova Solutions Inc.                        7,315       40,690
Southwestern Energy Company                  4,625       40,469
Simpson Industries Inc.                      3,298       40,401
Stride Rite Corp.                            7,952       40,257
Parexel International Corp.+                 4,702       39,967
Republic Group Inc.                          2,173       39,929
Wet Seal Inc. "A"+                           2,544       39,909
Midas Inc.                                   2,831       39,634
URS Corp.+                                   2,953       39,127
Astec Industries Inc.+                       3,573       39,080
National Presto Industries Inc.              1,300       38,919
Deltic Timber Corp.                          2,277       38,567
Chiquita Brands International Inc.          12,259       38,309
Tetra Technologies Inc.+                     2,522       38,303
Wabash National Corp.                        4,184       38,179
Schweitzer-Mauduit International Inc.        2,852       38,146
Conmed Corp.+                                2,782       38,079
Pediatrix Medical Group Inc.+                2,936       37,985
Innovex Inc.                                 2,786       37,959
Robotic Vision Systems Inc.+                 6,340       37,842
Pope & Talbot Inc.                           2,642       37,814
Visual Networks Inc.+                        5,705       37,439
4Kids Entertainment Inc.+                    2,210       37,294
Champion Enterprises Inc.+                   8,745       37,166
Information Resources Inc.+                  5,352       36,461
Cascade Natural Gas Corp.                    2,043       35,752
Department 56 Inc.+                          2,706       35,685
BMC Industries Inc.                          5,189       35,674
Gerber Scientific Inc.                       4,099       35,354
Immune Response Corp.+                       5,137       35,317
Theragenics Corp.+                           5,416       35,204
Cash American Investments Inc.               4,808       35,159
SCPIE Holdings Inc.                          1,740       35,018
X-Rite Inc.                                  3,980       34,825
Skyline Corp.                                1,627       34,675
Oshkosh B'gosh Inc. "A"                      2,275       34,623
Insurance Auto Auctions Inc.+                2,134       34,544
Intermet Corp.                               4,708       34,133
Wolverine Tube Inc.+                         2,247       33,424
Mesa Air Group Inc.+                         6,006  $    32,845
Jakks Pacific Inc.+                          3,486       32,790
Lydall Inc.+                                 2,862       32,734
AVT Corp.+                                   5,848       32,530
Tenneco Automotive Inc.                      6,227       32,303
Bangor Hydro-Electric Co.                    1,330       32,169
Labor Ready Inc.+                            7,659       32,072
M.S. Carriers Inc.+                          2,049       32,016
Material Sciences Corp.+                     2,797       31,816
Brown Shoe Company Inc.                      3,402       31,256
Ames Department Stores Inc.+                 5,406       31,253
Bassett Furniture Industries Inc.            2,171       30,801
CPI Corp.                                    1,439       30,579
Analysts International Corp.                 4,234       30,564
Apogee Enterprises Inc.                      5,319       30,252
Coachmen Industries Inc.                     2,847       29,716
ePresence Inc.+                              4,374       29,524
Flow International Corp.+                    2,693       29,286
Consolidated Graphics Inc.+                  2,492       29,281
Sola International Inc.+                     4,520       29,098
K2 Inc.+                                     3,252       29,065
CKE Restaurant Inc.                          9,427       28,870
Edgewater Technology Inc.+                   5,448       28,602
Landry's Seafood Restaurants Inc.            4,174       28,435
Franklin Covey Co.+                          3,788       27,700
Butler Manufacturing Co.                     1,198       27,479
Epicor Software Corp.+                       7,776       27,216
Quaker Chemical Corp.                        1,586       26,962
Dimon Inc.                                   8,266       26,864
Applica Inc.+                                4,229       26,167
Kroll-O'Gara Co. (The)+                      4,314       25,884
Billing Concepts Corp.+                      8,032       25,602
Davox Corp.+                                 2,535       25,508
Gymboree Co.+                                4,676       25,426
Fedders Corp.                                6,495       25,168
Castle (A.M.) & Co.                          2,576       24,794
Osteotech Inc.+                              2,589       24,757
Oxford Industries Inc.                       1,382       24,703
Sierra Health Services Inc.+                 5,263       24,670
Sunrise Medical Inc.+                        4,079       24,474
Goody's Family Clothing Inc.+                6,121       24,101
Jo-Ann Stores Inc.+                          3,259       23,628
Discount Auto Parts Inc.+                    3,044       23,401
Natures Sunshine Products Inc.               3,142       23,369
Digi International Inc.+                     2,925       23,034
Titan International Inc.                     3,911       22,488
Cone Mills Corp.+                            4,949       22,270


--------------------------------------------------------------------------------
  page 42                                                               iShares
iShares S&P Smallcap 600 Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                         Shares        Value
--------------------------------------------------------------------

COMMON STOCKS (continued)
--------------------------------------------------------------------
Nash Finch Co.                                    2,095     $ 21,867
Luby's Inc.                                       4,078       21,664
Penford Corp.                                     1,393       21,591
Central Vermont Public Service Corporation        2,118       21,577
Nelson (Thomas) Inc.                              2,602       21,304
Hologic Inc.+                                     2,820       20,974
J & J Snack Foods Corp.+                          1,599       20,687
Building Materials Holdings Corp.+                2,329       20,670
Laser Vision Centers Inc.+                        4,682       20,337
Ashworth Inc.+                                    2,511       19,774
Huffy Corp.                                       1,872       19,656
Mississippi Chemical Corp.                        4,798       19,192
TBC Corp.+                                        3,882       18,925
Standard Motor Products Inc.                      2,336       18,688
Spacelabs Medical Inc.+                           1,872       18,486
Cross (A.T.) Company+                             3,251       17,474
Royal Appliance Manufacturing Co.+                2,895       17,189
IMCO Recycling Inc.                               2,858       17,148
Hancock Fabrics Inc.                              3,417       17,085
Itron Inc.+                                       2,787       17,070
Commonwealth Industries                           3,031       16,860
Hartmarx Corp.+                                   5,568       16,704
Bombay Co. Inc. (The)+                            6,615       16,124
Lillian Vernon Corporation                        1,651       16,097
Birmingham Steel Corp.                            5,917       15,902
Angelica Corp.                                    1,614       15,636
Haggar Corp.                                      1,222       15,275
Enesco Group Inc.                                 2,572       15,110
Gottschalks Inc.+                                 2,418       14,810
Amcast Industrial Corp.                           1,541       14,543
Hanger Orthopedic Group Inc.+                     3,655       13,706
Mayor's Jewelers Inc.+                            3,616       13,560
Damark International Inc. "A"+                    1,055       12,924
Steel Technologies Inc.                           1,937       12,227
Computer Task Group Inc.                          3,770       11,781
Baker (J.) Inc.                                   2,511       11,299
Cyrk Inc.+                                        3,050       10,484
Action Performance Companies Inc.+                2,992       10,285
Taco Cabana Inc. "A"+                             2,247        9,690
Nashua Corp.                                      1,120        9,450
Curative Health Services Inc.+                    1,734        9,429
Dixie Group Inc.+                                 2,264        8,773
Books-A-Million Inc.+                             3,213        8,434
Green Mountain Power Corp.                        1,029        7,782
Frozen Food Express Industries Inc.+              2,901        7,434


                                             Shares or
Security                                     Principal        Value
-------------------------------------------------------------------
Spartan Motors Inc.                             2,238   $     6,994
Guilford Mills Inc.                             3,696         6,930
Insteel Industries Inc.                         1,495         6,073
-------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $67,292,408)                                      70,602,912
-------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 3.03%
-------------------------------------------------------------------
Freddie Mac Discount Note
  6.46%, 10/24/00++                          $294,909       294,909
Goldman Sachs Financial Square Prime
  Obligation Fund ++                          497,855       497,855
Providian Temp Cash Money Market Fund ++      362,255       362,255
Short Term Investment Company Liquid
  Assets Portfolio++                          987,967       987,967
-------------------------------------------------------------------
TOTAL SHORT TERM INSTRUMENTS
(Cost: $2,142,986)                                        2,142,986
-------------------------------------------------------------------

REPURCHASE AGREEMENT - 0.00%
-------------------------------------------------------------------
Investors Bank & Trust Tri Party
  Repurchase Agreement, dated 09/29/00,
  due 10/02/00, with a maturity value of
  $1,356 and an effective yield of
  6.25%.                                        1,355         1,355
-------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
(Cost: $1,355)                                                1,355
-------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES -- 102.99%
(Cost $69,436,749)                                       72,747,253
-------------------------------------------------------------------
Other Assets, Less Liabilities -- (2.99%)                (2,113,625)
-------------------------------------------------------------------
NET ASSETS -- 100.00%                                   $70,633,628
===================================================================

 +   Non-income earning securities.
++ Represents investment of collateral received from securities lending transactions. See Note 5.

See notes to financial statements.

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 43
iShares S&P SmallCap 600/BARRA Growth Index Fund
Schedule of Investments
September 30, 2000 (Unaudited)


Security                                      Shares        Value
-----------------------------------------------------------------

COMMON STOCKS - 99.99%
-----------------------------------------------------------------
Protein Design Labs Inc.+                      3,926    $ 473,082
Vertex Pharmaceuticals Inc.+                   4,916      415,402
COR Therapeutics Inc.+                         4,906      305,705
Silicon Valley Bancshares+                     4,425      257,687
Plexus Corp.+                                  3,376      238,008
Alpharma Inc.                                  3,647      222,923
KEMET Corp.+                                   7,998      220,945
Expeditors International Washington Inc.       4,710      212,244
Techne Corp.+                                  1,877      210,224
Barr Laboratories Inc.+                        3,167      210,012
Vicor Corp.+                                   3,868      209,839
Gallagher (Arthur J.) & Co.                    3,490      206,346
National Instruments Corp.+                    4,624      204,034
Bisys Group Inc.+                              2,542      196,528
Catalina Marketing Corp.+                      5,071      190,796
Dallas Semiconductor Corp.                     5,537      182,029
Newfield Exploration Co.+                      3,890      181,614
APW Ltd.+                                      3,590      175,012
Investors Financial Services Corp.             2,729      172,268
Plantronics Inc.+                              4,493      170,734
ChoicePoint Inc.+                              3,710      170,196
Gentex Corp.+                                  6,786      169,650
Coherent Inc.+                                 2,482      168,776
Commerce Bancorp Inc.                          2,856      166,184
Eaton Vance Corp.                              3,246      165,546
Medicis Pharmaceutical Corp. "A"+              2,691      165,497
True North Communications Inc.                 4,572      163,449
Jack Henry & Associates Inc.                   3,736      162,049
Dycom Industries Inc.+                         3,827      159,299
Priority Healthcare Corp. "B"+                 2,086      159,058
RSA Security Inc.+                             3,654      157,579
Cognex Corp.+                                  3,976      156,804
99 Cents Only Stores+                          3,102      155,682
Cephalon Inc.+                                 3,192      154,812
Technitrol Inc.                                1,502      151,702
Timberland Co.+                                3,692      151,372
Orthodontic Centers of America+                4,446      148,107
Methode Electronics Inc. "A"                   3,270      144,902
Patterson Dental Co.+                          6,180      139,050
C&D Technologies Inc.                          2,407      136,597
Zebra Technologies Corp. "A"+                  2,790      134,094
Alpha Industries Inc.+                         3,919      133,491
Aeroflex Inc.+                                 2,689      130,753
Varian Medical Systems Inc.+                   2,889      130,547
SkyWest Inc.                                   2,528      129,560
CTS Corp.                                      2,545      128,841
Cross Timbers Oil Co.                          6,398      122,752
Cheesecake Factory (The)+                      2,833      122,527
Barrett Resources Corp.+                       3,030    $ 114,572
Enzo Biochem Inc.+                             2,348      113,878
FactSet Research Systems Inc.                  2,980      112,048
Aspen Technology Inc.+                         2,419      109,157
Pioneer Group Inc. (The)+                      2,480      109,043
Regeneron Pharmaceuticals Inc.+                3,335      108,804
DMC Stratex Networks Inc.+                     6,687      107,410
Proxim Inc.+                                   2,326      103,507
Tetra Tech Inc.+                               3,622      103,453
Verity Inc.+                                   2,893      103,244
Insight Enterprises Inc.+                      3,735      101,779
NYFIX Inc.+                                    2,260      101,135
Artesyn Technologies Inc.+                     3,458      100,714
Beringer Wine Estates Holdings Inc. "B"+       1,805      100,290
Aspect Communications Corp.+                   4,749       97,948
Advance Paradigm Inc.+                         2,301       97,073
Dendrite International Inc.+                   3,618       97,008
Pogo Producing Co.                             3,694       93,735
Administaff Inc.+                              1,236       93,565
Hain Celestial Group Inc.+                     2,656       93,292
Stone Energy Corp.+                            1,689       92,895
Roper Industries Inc.                          2,787       92,494
Heidrick & Struggles International Inc.+       1,781       91,499
Delta & Pine Land Co.                          3,515       90,292
Resmed Inc.+                                   2,799       87,469
Noven Pharmaceuticals Inc.+                    2,019       86,312
Electro Scientific Industries Inc.+            2,446       85,916
Cambrex Corp.                                  2,304       85,248
Cal Dive International Inc.+                   1,453       83,093
Teledyne Technologies Inc.+                    2,843       82,802
Syncor International Corp.+                    2,186       80,472
AXT Inc.+                                      1,913       79,987
Black Box Corp.+                               1,713       79,869
BARRA Inc.+                                    1,281       79,502
EGL Inc.+                                      2,617       79,164
Aware Inc.+                                    2,052       79,002
Renal Care Group Inc.+                         4,205       78,318
Actel Corp.+                                   2,177       78,236
RadiSys Corp.+                                 1,546       78,170
Polaris Industries Partners LP "A"             2,191       77,233
Hyperion Solutions Corp.+                      2,974       76,952
Insituform Technologies Inc. "A"+              2,274       76,463
Jack in the Box Inc.+                          3,503       75,096
Alliant Techsystems Inc.+                        836       68,656
Forward Air Corp.+                             1,947       68,510
Copart Inc.+                                   4,932       68,432
Adaptive Broadband Corp.+                      3,420       66,690
Buckeye Technologies Inc.+                     3,203       66,462
On Assignment Inc.+                            2,113       66,295
Pre-Paid Legal Services Inc.+                  2,050       66,241

--------------------------------------------------------------------------------
  page 44                                                                iShares
iShares S&P SmallCap 600/BARRA Growth Index Fund
Schedule of Investments (Continued)
September 30, 2000 (Unaudited)


Security                                  Shares        Value
-------------------------------------------------------------

COMMON STOCKS (Continued)
-------------------------------------------------------------
Alliance Pharmaceutical Corp.+             4,325  $    65,956
Mid Atlantic Medical Services Inc.+        4,360       65,945
American Management Systems Inc.+          3,812       65,519
Dril-Quip Inc.+                            1,585       63,202
Atlantic Coast Airlines Holdings+          1,933       62,218
Helix Technology Corp.                     2,074       61,961
Wesley Jessen VisionCare Inc.+             1,608       61,808
ADVO Inc.+                                 1,845       60,885
TrustCo Bank Corp.                         4,905       60,393
MacDermid Inc.                             2,854       59,934
Graco Inc.                                 1,857       59,888
Valence Technology Inc.+                   3,429       59,150
Kulicke & Soffa Industries Inc.+           4,420       58,841
Three-Five Systems Inc.+                   1,983       58,003
eLoyalty Corp.+                            4,524       57,681
Hooper Holmes Inc.                         6,058       57,612
Cost Plus Inc.+                            1,903       57,328
FileNET Corp.+                             3,150       57,291
Bio-Technology General Corp.+              4,988       57,050
HS Resources Inc.+                         1,686       56,692
Fair Isaac and Co. Inc.                    1,317       56,219
Dionex Corp.+                              2,030       56,079
Applebee's International Inc.              2,437       56,051
Remedy Corp.+                              2,914       55,002
Chico's FAS Inc.+                          1,610       54,740
Mercury Computer Systems Inc.+             1,955       54,373
Cabot Oil & Gas Corp. "A"                  2,653       54,055
Atwood Oceanics Inc.+                      1,264       52,693
Systems & Computer Technology Corp.+       2,980       52,336
Sonic Corp.+                               1,642       51,723
Pinnacle Systems Inc.+                     4,583       51,559
Great Plains Software Inc.+                1,811       50,934
Triarc Companies Inc.+                     2,034       50,087
Hilb Rogal & Hamilton Co.                  1,201       50,067
Memberworks Inc.+                          1,500       49,313
Trimble Navigation Ltd.+                   2,130       47,659
C-COR Electronics Inc.+                    3,104       47,530
P-Com Inc.+                                7,087       46,951
ZixIt Corp.+                               1,518       46,299
SCP Pool Corp.+                            1,554       46,037
Organogenesis Inc.+                        3,123       45,908
Progress Software Corp.+                   3,275       44,622
Specialty Equipment Co.+                   1,797       44,363
Viasat Inc.+                               1,966       43,989
Libbey Inc.                                1,399       43,544
Manitowoc Co. Inc.                         2,262       43,544
General Semiconductor Inc.+                3,538       43,119
Advanced Tissue Sciences Inc.+             5,495  $    40,869
Heartland Express Inc.+                    2,352       40,866
NBTY Inc.+                                 6,158       40,219
ADAC Laboratories Inc.+                    1,909       39,731
Concord Communications Inc.+               1,494       39,591
Fossil Inc.+                               2,949       39,259
Biomatrix Inc.+                            2,146       37,555
Startek Inc.+                              1,281       37,149
Landstar System Inc.+                        790       35,254
Factory 2-U Stores Inc.+                   1,127       34,444
Mentor Corp.                               2,166       34,115
Kronos Inc.+                               1,137       34,110
Coca-Cola Bottling Co.                       806       33,802
Morrison Management Specialist Inc.        1,133       33,480
Cuno Inc.+                                 1,498       33,331
Talk.com Inc.+                             7,254       31,963
Plains Resource Inc.+                      1,669       31,502
InterVoice Inc.+                           2,968       31,164
Project Software & Development Inc.+       2,003       31,140
Meade Instruments Corp.+                   1,500       30,281
WD-40 Company                              1,418       30,133
Cohu Inc.                                  1,855       28,405
Saga Systems Inc.+                         2,687       28,214
Scott Technologies Inc.+                   1,574       27,889
Cygnus Inc.+                               2,387       26,257
Brightpoint Inc.+                          5,143       25,876
SPSS Inc.+                                   890       23,863
Midas Inc.                                 1,388       19,432
Robotic Vision Systems Inc.+               3,146       18,778
Visual Networks Inc.+                      2,845       18,670
4Kids Entertainment Inc.+                  1,100       18,562
Immune Response Corp.+                     2,562       17,614
X-Rite Inc.                                2,005       17,544
Oshkosh B'gosh Inc. "A"                    1,117       16,999
Labor Ready Inc.+                          3,809       15,950
Davox Corp.+                               1,201       12,085
Damark International Inc. "A"+               519        6,358
-------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $16,464,289)                                16,872,340
-------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES -- 99.99%
(Cost $16,464,289)                                 16,872,340
-------------------------------------------------------------
Other Assets, Less Liabilities -- 0.01%                 2,232
-------------------------------------------------------------
NET ASSETS -- 100.00%                             $16,874,572
=============================================================
+   Non-income earning securities.

See notes to financial statements.

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 45
iShares S&P SmallCap 600/BARRA Value Index Fund
Schedule of Investments
September 30, 2000 (Unaudited)


Security                                  Shares        Value
-------------------------------------------------------------

COMMON STOCKS - 99.93%
-------------------------------------------------------------
HNC Software Inc.+                         2,314  $   189,314
Universal Health Services Inc. "B"+        2,148      183,923
Radian Group Inc.                          2,715      183,263
AmeriCredit Corp.+                         5,473      157,691
Pride International Inc.+                  4,710      124,815
Louis Dreyfus Natural Gas Corp.+           3,107      123,115
Cullen/Frost Bankers Inc.                  3,747      121,777
Fidelity National Financial Inc.           4,839      119,765
Dura Pharmaceuticals Inc.+                 3,219      113,872
Cerner Corp.+                              2,436      113,122
Centura Banks Inc.                         2,873      110,072
Raymond James Financial Corp.              3,339      109,978
Smithfield Foods Inc.+                     4,086      107,258
Vintage Petroleum Inc.                     4,518      102,785
Whole Foods Market Inc.+                   1,887      101,308
Harman International Industries Inc.       2,474       96,733
Hudson United Bancorp                      3,491       96,439
First American Financial Corp.             4,582       95,649
Michaels Stores Inc.+                      2,382       95,280
Pier 1 Imports Inc.                        6,949       94,246
Toll Brothers Inc.+                        2,641       90,784
Shaw Group Inc.+                           1,286       90,663
Dain Rauscher Corp.                          933       86,769
Washington Federal Inc.                    3,733       84,926
Men's Wearhouse Inc. (The)+                2,995       84,796
D.R. Horton Inc.                           4,872       83,743
Zale Corp.+                                2,538       82,326
Downey Financial Corp.                     2,052       81,054
Ethan Allen Interiors Inc.                 2,855       80,832
Bindley Western Industries Inc.            2,508       80,256
First Midwest Bancorp Inc.                 2,987       79,529
AnnTaylor Stores Corp.+                    2,066       79,412
Commercial Federal Corp.                   4,090       78,221
National Data Corp.                        2,374       77,897
Anixter International Inc.+                2,670       77,764
Avista Corp.                               3,381       76,072
OM Group Inc.                              1,728       75,384
Cable Design Technologies Corp.+           3,085       75,004
Stillwater Mining Co.+                     2,762       74,767
Linens 'N Things Inc.+                     2,847       72,598
C-Cube Microsystems Inc.+                  3,525       72,262
Benchmark Electronics Inc.+                1,381       71,812
Southern Union Co.+                        3,583       70,988
Constellation Brands Inc.+                 1,305       70,878
Piedmont Natural Gas Co.                   2,292  $    70,193
Invacare Corp.                             2,152       69,133
Philadelphia Suburban Corp.                2,934       68,032
S3 Inc.+                                   6,592       67,980
Southwest Bancorp of Texas Inc.+           2,054       67,140
Scotts Co. (The) "A"+                      2,000       67,000
IDEXX Laboratories Inc.+                   2,503       66,955
Swift Energy Co.+                          1,600       66,500
United Stationers Inc.+                    2,443       65,656
Mutual Risk Management Ltd.                2,985       65,483
Anchor Gaming+                               820       65,241
Energen Corp.                              2,180       64,855
Coventry Health Care Inc.+                 4,238       64,100
La-Z-Boy Chair Co.                         4,379       63,769
Silicon Valley Group Inc.+                 2,419       63,650
Penton Media Inc.                          2,283       62,783
CEC Entertainment Inc.+                    1,946       62,272
AptarGroup Inc.                            2,569       61,495
Imperial Bancorp+                          3,211       61,410
Idex Corp.                                 2,164       60,457
United Bancshares Inc.                     3,033       59,523
Whitney Holding Corp.                      1,639       59,516
Delphi Financial Group Inc.+               1,459       59,089
Alliance Semiconductor Corp.+              2,947       58,572
Corn Products International Inc.           2,543       57,853
Seacor Smit Inc.+                          1,231       57,395
Earthgrains Company (The)                  3,089       56,953
Community First Bankshares Inc.            3,216       56,481
Mueller Industries Inc.+                   2,494       55,959
Spherion Corporation+                      4,614       55,080
Xircom Inc.+                               2,172       54,843
O'Reilly Automotive Inc.+                  3,691       53,981
MascoTech Inc.                             3,231       53,513
Florida Rock Industries Inc.               1,348       53,162
UIL Holdings Corporation                   1,031       53,032
Diagnostic Products Corp.                    983       52,713
Staten Island Bancorp Inc.                 2,619       52,380
New Jersey Resources Corp.                 1,287       52,284
Central Parking Corp.                      2,609       51,691
Avant! Corp.+                              2,831       51,666
NVR Inc.+                                    636       51,516
Veritas DGC Inc.+                          1,768       51,162
PolyOne Corp.+                             6,974       50,997
Brady Corp. "A"                            1,654       50,033
Ruby Tuesday Inc.                          4,441       49,961
Read-Rite Corp.+                           4,415       49,669

--------------------------------------------------------------------------------
  page 46                                                                iShares
iShares S&P SmallCap 600/BARRA Value Index Fund schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                      Shares        Value
-----------------------------------------------------------------

COMMON STOCKS (continued)
-----------------------------------------------------------------
Baldor Electric Co.                            2,423     $ 49,217
Chittenden Corp.                               1,906       48,960
Kent Electronics Corp.+                        2,045       48,824
Lilly Industries Inc. "B"                      1,653       48,763
Pharmaceutical Product Development Inc.+       1,819       48,317
CH Energy Group Inc.                           1,201       47,890
Southwest Gas Co.                              2,286       47,863
Texas Industries Inc.                          1,501       47,844
Jeffries Group Inc.                            1,778       47,784
Atmos Energy Corp.                             2,310       47,644
National Discounts Brokers Group Inc.+         1,524       47,149
Firstbank Corp.                                1,926       47,067
Tredegar Corporation                           2,712       46,952
UGI Corp.                                      1,934       46,900
Casey's General Store Inc.                     3,557       46,241
Oshkosh Truck Corp.                            1,185       45,919
Aztar Corp.+                                   2,953       45,402
Footstar Inc.+                                 1,397       45,141
Burlington Coat Factory Warehouse Corp.        3,150       45,084
ESS Technology Inc.+                           3,125       44,727
ABM Industries Inc.                            1,637       44,506
Regis Corp.                                    2,949       44,235
Photronics Inc.+                               2,006       43,756
SPS Technologies Inc.+                           901       43,699
Susquehanna Bancshares Inc.                    2,855       43,539
Washington Group International Inc.+           3,787       43,314
Trenwick Group Ltd.                            2,262       42,978
US Freightways Corp.                           1,894       42,970
Queens County Bancorp Inc.                     1,478       42,677
Pacific Sunwear of California Inc.+            2,264       42,450
Reliance Steel & Aluminum Co.                  1,988       41,872
Pinnacle Entertainment Inc.+                   1,923       41,825
Belden Inc.                                    1,770       41,816
Park Electrochemical Corp.                       745       41,441
MAF Bancorp Inc.                               1,653       41,118
FYI Inc.+                                      1,099       41,075
G&K Services Inc. "A"                          1,461       40,999
Tucker Anthony Sutro Corporation               1,610       40,854
Northwest Natural Gas Co.                      1,790       40,723
Werner Enterprises Inc.                        3,411       40,079
Polymedica Industries Inc.+                      925       39,659
M.D.C. Holdings Inc.                           1,520       39,520
South Financial Group Inc. (The)               3,123       39,428
Circle International Group Inc.                1,287       38,932
UniSource Energy Corp.                         2,366     $ 38,743
Simpson Manufacturing Co. Inc.+                  857       38,297
JLG Industries Inc.                            3,139       38,257
Performance Food Group Co.+                    1,007       37,888
Lennox International Inc.                      4,038       37,856
Owens & Minor Inc.                             2,398       37,769
Standard-Pacific Corp.                         2,096       37,728
American Freightways Corp.+                    2,358       37,433
Hutchinson Technology Inc.+                    1,776       37,407
St. Mary Land & Exploration Co.                1,620       37,361
Fleming Companies Inc.                         2,855       37,293
Datascope Corp.                                1,087       36,414
Morgan Keegan Inc.                             2,080       36,400
Enhance Financial Services Group Inc.          2,775       36,075
Cooper Companies Inc.                          1,005       35,552
Profit Recovery Group International Inc.
  (The)+                                       3,591       35,461
Ciber Inc.+                                    4,296       35,442
Input/Output Inc.+                             3,675       35,372
Analogic Corp.                                   913       35,093
Respironics Inc.+                              2,090       34,877
Pegasus Systems Inc.+                          1,776       34,743
CLARCOR Inc.                                   1,776       34,632
Kirby Corp.+                                   1,736       34,069
Stein Mart Inc.+                               3,137       33,919
Southwest Securities Group Inc.                1,159       33,901
Hughes Supply Inc.                             1,724       33,825
Milacron Inc.                                  2,537       33,774
Allen Telecom Inc.+                            1,986       33,638
Provident Bankshares Corp.                     1,998       33,467
MAXIMUS Inc.+                                  1,501       33,210
Selective Insurance Group Inc.                 1,857       33,194
Prime Hospitality Corp.+                       3,255       32,957
Valmont Industries Inc.                        1,653       32,853
Fleetwood Enterprises Inc.                     2,386       32,360
NorthWestern Corp.                             1,645       32,078
Fritz Companies Inc.+                          2,667       32,004
Tower Automotive Inc.+                         3,407       31,941
THQ Inc.+                                      1,362       31,667
Harland (John H.) Co.                          2,068       31,666
Agribrands International Inc.+                   720       31,410
Kellwood Co.                                   1,701       31,043
Ralcorp Holdings Inc.+                         2,186       30,877
Steel Dynamics Inc.+                           3,359       30,861
Quiksilver Inc.+                               1,597       30,742
Great Atlantic & Pacific Tea Co.               2,740       30,311

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 47
iShares S&P SmallCap 600/BARRA Value Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                  Shares        Value
-------------------------------------------------------------

COMMON STOCKS (continued)
-------------------------------------------------------------
Michael Foods Inc.                         1,295  $    30,271
US Oncology Inc.+                          6,599       29,902
Interface Inc.                             3,748       29,867
BE Aerospace Inc.+                         1,830       29,509
Nautica Enterprises Inc.+                  2,276       29,446
Phoenix Technologies Ltd.+                 1,846       29,421
Laclede Gas Co.                            1,345       29,086
Ryland Group Inc.                            929       28,799
Arch Chemicals Inc.                        1,577       28,780
Russ Berrie & Co. Inc.                     1,454       28,717
Brooktrout Technology Inc.+                  869       28,623
GBC Bancorp                                  840       28,613
Paxar Corp.+                               3,197       28,573
Toro Co.                                     905       28,508
Wolverine World Wide Inc.                  3,019       28,114
NUI Corp.                                    930       28,074
Dress Barn Inc.+                           1,297       27,237
Yellow Corporation+                        1,797       27,180
IHOP Corp.+                                1,417       27,100
Pioneer-Standard Electronics Inc.          1,998       27,098
Oceaneering International Inc.+            1,621       26,949
Auspex Systems Inc.+                       2,174       26,903
RLI Corp.                                    697       26,878
Offshore Logistics Inc.+                   1,502       26,848
Zenith National Insurance Corp.            1,221       26,709
School Specialty Inc.+                     1,251       26,662
Rollins Truck Leasing Corp.                4,216       26,614
Anchor Bancorp Wisconsin Inc.              1,696       26,606
General Communication Inc. "A"+            3,712       26,564
Salton/Maxim Corp.+                          808       26,109
Intermagnetics General Corp.+                973       25,906
Commercial Metals Co.                      1,013       25,831
Riggs National Corp.                       2,084       25,529
Regal-Beloit Corp.                         1,494       25,338
Symmetricom Inc.+                          1,615       25,234
Brush Wellman Inc.                         1,165       25,193
Electroglas Inc.+                          1,470       25,082
Seitel Inc.+                               1,742       25,041
Applied Industrial Technologies Inc.       1,445       25,017
American Italian Pasta Co.+                1,302       24,982
Friede Goldman Halter Inc.+                3,527       24,909
GenCorp. Inc.                              3,047       24,757
Roadway Express Inc.                       1,378       24,718
Avid Technology Inc.+                      1,761       24,654
Ionics Inc.+                               1,153  $    24,573
Esterline Corp.+                           1,234       24,294
Patina Oil & Gas Corp.                     1,210       24,200
Standard Microsystems Corp.+               1,109       24,190
SpeedFam-IPEC Inc.+                        2,114       24,179
Audiovox Corp. "A"+                        1,602       24,130
Barnes Group Inc.                          1,313       24,126
Ultratech Stepper Inc.+                    1,502       24,126
Volt Information Sciences Inc.+            1,103       23,715
Bowne & Co. Inc.                           2,397       23,371
Vital Sign Inc.                              881       23,347
Nuevo Energy Co.+                          1,253       23,024
Orbital Sciences Corp.+                    2,723       22,805
AAR Corp.                                  1,978       22,622
Shopko Stores Inc.+                        2,176       22,576
ChemFirst Inc.                             1,083       22,540
Chemed Corp.                                 708       22,523
Thomas Industries Inc.                     1,105       22,376
Monaco Coach Corp.+                        1,345       22,193
Arctic Cat Inc.                            1,751       22,106
Cato Corp. "A"                             1,762       22,025
Marcus Corp.                               2,086       21,903
Inter-Tel Inc.                             1,924       21,885
CDI Corp.+                                 1,357       21,712
Arkansas Best Corp.+                       1,409       21,663
Telxon Corp.+                              1,228       21,490
Foster Wheeler Corp.                       2,959       21,453
RTI International Metals Inc.+             1,485       21,440
Caraustar Industries Inc.                  1,894       20,952
AO Smith Corp. "B"                         1,666       20,929
Kaman Corp. "A"                            1,649       20,819
Phillips-Van Heusen Corporation            2,002       20,646
Watsco Inc.                                1,982       20,395
Elcor Corp.                                1,397       20,256
Midwest Express Holdings Inc.+               997       20,065
Thor Industries Inc.                         861       19,911
E.W. Blanch Holdings Inc.                    949       19,692
Telcom Semiconductor Inc.+                 1,320       19,635
Myers Industries Inc.                      1,546       19,615
Watts Industries Inc. "A"                  1,948       19,480
American States Water Co.                    637       19,269
Pep Boys-Manny Moe & Jack Inc.             3,844       19,220
Midway Games Inc.+                         2,743       19,201
Winnebago Industries Inc.                  1,534       19,175
Quanex Corp.                               1,001       19,082
Exabyte Corp.+                             1,693       19,046


--------------------------------------------------------------------------------
  page 48                                                                iShares
ishares S&P SmallCap 600/BARRA Value Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                     Shares        Value
----------------------------------------------------------------

COMMON STOCKS (continued)
----------------------------------------------------------------
MICROS Systems Inc.+                          1,229     $ 18,512
Robbins & Myers Inc.                            780       18,428
Ha-Lo Industries Inc.+                        4,596       18,384
Ryan's Family Steak Houses Inc.+              2,370       18,219
Panera Bread Co. "A"+                           872       18,203
Aaron Rents Inc. "B"                          1,410       18,154
SLI Inc.                                      2,470       18,062
CACI International Inc. "A"+                    830       17,793
Gardner Denver Inc.+                          1,089       17,696
New England Business Service Inc.               961       17,418
Group 1 Automotive Inc.+                      1,597       17,367
Fremont General Corp.                         5,045       17,342
Lawson Products Inc.                            713       17,246
Standex International Corp.                     893       17,246
Consolidated Products Inc.+                   2,142       17,136
Checkpoint Systems Inc.+                      2,210       16,713
K Swiss Inc. "A"                                740       16,650
Remington Oil & Gas Corp.+                    1,589       16,585
Griffon Corporation+                          2,186       16,532
Universal Forest Products Inc.                1,433       16,368
Network Equipment Technologies Inc.+          1,526       16,309
QRS Corp.+                                    1,081       16,283
Sturm Ruger & Co. Inc.                        1,974       16,162
Southwestern Energy Company                   1,842       16,118
United Natural Foods Inc.+                    1,301       16,100
Omnova Solutions Inc.                         2,883       16,037
Parexel International Corp.+                  1,875       15,938
Stride Rite Corp.                             3,139       15,891
Simpson Industries Inc.                       1,273       15,594
Republic Group Inc.                             841       15,453
Wet Seal Inc. "A"+                              981       15,389
Wabash National Corp.                         1,677       15,303
Lindsay Manufacturing Co.                       817       15,217
URS Corp.+                                    1,137       15,065
National Presto Industries Inc.                 501       14,999
Chiquita Brands International Inc.            4,793       14,978
Astec Industries Inc.+                        1,366       14,941
Conmed Corp.+                                 1,089       14,906
Deltic Timber Corp.                             877       14,854
Pope & Talbot Inc.                            1,037       14,842
Schweitzer-Mauduit International Inc.         1,101       14,726
Tetra Technologies Inc.+                        965       14,656
Pediatrix Medical Group Inc.+                 1,125       14,555
Champion Enterprises Inc.+                    3,423       14,548
Information Resources Inc.+                   2,130     $ 14,511
Innovex Inc.                                  1,057       14,402
Gerber Scientific Inc.                        1,641       14,154
Theragenics Corp.+                            2,162       14,053
Cash American Investments Inc.                1,898       13,879
BMC Industries Inc.                           2,010       13,819
Cascade Natural Gas Corp.                       785       13,737
Department 56 Inc.+                           1,029       13,570
Intermet Corp.                                1,866       13,528
SCPIE Holdings Inc.                             669       13,464
Insurance Auto Auctions Inc.+                   825       13,355
Skyline Corp.                                   617       13,150
M.S. Carriers Inc.+                             833       13,016
Mesa Air Group Inc.+                          2,370       12,961
Lydall Inc.+                                  1,125       12,867
Wolverine Tube Inc.+                            865       12,867
Tenneco Automotive Inc.                       2,478       12,855
Bangor Hydro-Electric Co.                       524       12,674
Jakks Pacific Inc.+                           1,345       12,651
Material Sciences Corp.+                      1,093       12,433
Ames Department Stores Inc.+                  2,134       12,337
CPI Corp.                                       574       12,197
Analysts International Corp.                  1,669       12,048
Bassett Furniture Industries Inc.               844       11,974
Brown Shoe Company Inc.                       1,301       11,953
AVT Corp.+                                    2,114       11,759
ePresence Inc.+                               1,722       11,623
Coachmen Industries Inc.                      1,109       11,575
Apogee Enterprises Inc.                       2,034       11,568
Landry's Seafood Restaurants Inc.             1,676       11,418
K2 Inc.+                                      1,277       11,413
Flow International Corp.+                     1,049       11,408
Edgewater Technology Inc.+                    2,162       11,350
CKE Restaurant Inc.                           3,655       11,193
Franklin Covey Co.+                           1,525       11,152
Consolidated Graphics Inc.+                     923       10,845
Butler Manufacturing Co.                        472       10,827
Sola International Inc.+                      1,674       10,776
Quaker Chemical Corp.                           628       10,676
Epicor Software Corp.+                        3,014       10,549
Dimon Inc.                                    3,231       10,501
Fedders Corp.                                 2,587       10,025
Kroll-O'Gara Co. (The)+                       1,645        9,870
Applica Inc.+                                 1,594        9,863
Sunrise Medical Inc.+                         1,642        9,852
Billing Concepts Corp.+                       3,075        9,802

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 49
iShares S&P SmallCap 600/BARRA Value Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                          Shares        Value
---------------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------------
Gymboree Co.+                                      1,798      $ 9,777
Oxford Industries Inc.                               545        9,742
Jo-Ann Stores Inc.+                                1,341        9,722
Osteotech Inc.+                                    1,013        9,687
Castle (A.M.) & Co.                                1,001        9,635
Goody's Family Clothing Inc.+                      2,418        9,521
Sierra Health Services Inc.+                       1,986        9,309
Discount Auto Parts Inc.+                          1,189        9,140
Natures Sunshine Products Inc.                     1,209        8,992
Digi International Inc.+                           1,123        8,844
Titan International Inc.                           1,534        8,821
Luby's Inc.                                        1,657        8,803
Nash Finch Co.                                       813        8,486
Cone Mills Corp.+                                  1,874        8,433
Central Vermont Public Service Corporation           817        8,323
Nelson (Thomas) Inc.                               1,013        8,294
Penford Corp.                                        529        8,200
Hologic Inc.+                                      1,093        8,129
J & J Snack Foods Corp.+                             628        8,125
Laser Vision Centers Inc.+                         1,866        8,105
Ashworth Inc.+                                     1,025        8,072
Building Materials Holdings Corp.+                   905        8,032
Mississippi Chemical Corp.                         1,921        7,684
TBC Corp.+                                         1,569        7,649
Huffy Corp.                                          724        7,602
Royal Appliance Manufacturing Co.+                 1,177        6,988
IMCO Recycling Inc.                                1,158        6,948
Hancock Fabrics Inc.                               1,389        6,945
Commonwealth Industries                            1,245        6,925
Standard Motor Products Inc.                         865        6,920
Itron Inc.+                                        1,123        6,878
Cross (A.T.) Company+                              1,274        6,848
Spacelabs Medical Inc.+                              677        6,685
Bombay Co. Inc. (The)+                             2,643        6,442
Hartmarx Corp.+                                    2,142        6,426
Lillian Vernon Corporation                           640        6,240
Birmingham Steel Corp.                             2,270        6,101
Angelica Corp.                                       617        5,977
Amcast Industrial Corp.                              633        5,974
Enesco Group Inc.                                  1,015        5,963
Haggar Corp.                                         469        5,862
Gottschalks Inc.+                                    947        5,800
Hanger Orthopedic Group Inc.+                      1,422        5,332
Mayor's Jewelers Inc.+                             1,302        4,882


                                               Shares or
Security                                       Principal        Value
---------------------------------------------------------------------

Computer Task Group Inc.                         1,546    $     4,831
Steel Technologies Inc.                            765          4,829
Baker (J.) Inc.                                  1,061          4,774
Cyrk Inc.+                                       1,175          4,039
Action Performance Companies Inc.+               1,165          4,005
Taco Cabana Inc. "A"+                              875          3,773
Nashua Corp.                                       424          3,578
Books-A-Million Inc.+                            1,346          3,533
Curative Health Services Inc.+                     632          3,437
Dixie Group Inc.+                                  871          3,375
Frozen Food Express Industries Inc.+             1,221          3,129
Green Mountain Power Corp.                         389          2,942
Spartan Motors Inc.                                900          2,813
Guilford Mills Inc.                              1,426          2,674
Insteel Industries Inc.                            601          2,442
---------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $13,581,874)                                        14,408,064
---------------------------------------------------------------------

REPURCHASE AGREEMENT - 0.04%
---------------------------------------------------------------------
Investors Bank & Trust Tri Party
  Repurchase Agreement, dated 09/29/00,
  due 10/02/00, with a maturity value of
  $5,545 and an effective yield of
  6.25%.                                        $5,542          5,542
---------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
(Cost: $5,542)                                                  5,542
---------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES -- 99.97%
(Cost $13,587,416)                                         14,413,606
---------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.03%                         4,625
---------------------------------------------------------------------
NET ASSETS -- 100.00%                                     $14,418,231
=====================================================================


+   Non-income earning securities.

See notes to financial statements.

--------------------------------------------------------------------------------
  page 50                                                                iShares
iShares S&P Europe 350 Index Fund
Schedule of Investments
September 30, 2000 (Unaudited)


Security                                              Shares            Value
-----------------------------------------------------------------------------

COMMON STOCKS - 98.89%
-----------------------------------------------------------------------------

AUSTRIA - 0.08%
-----------------------------------------------------------------------------
Bank Austria AG                                          156      $     8,476
OMV AG                                                    32            2,313
VA Technologie AG                                         24            1,208
-----------------------------------------------------------------------------
                                                                       11,997
-----------------------------------------------------------------------------

BELGIUM - 0.90%
-----------------------------------------------------------------------------
Algemene Maatschappij voor Nijverheidskredit NV          248           10,026
Credit Communal de Belgique SA                           188           28,028
Electrabel SA                                             92           19,319
Fortis "B"                                             1,488           45,774
Groupe Bruxelles Lambert SA                               40            9,713
KBC Bancassurance Holding NV                             264           11,069
UCB SA                                                   256            8,901
-----------------------------------------------------------------------------
                                                                      132,830
-----------------------------------------------------------------------------

DENMARK - 0.15%
-----------------------------------------------------------------------------
Tele Danmark A/S                                         400           21,995
-----------------------------------------------------------------------------
                                                                       21,995
-----------------------------------------------------------------------------

FINLAND - 3.66%
-----------------------------------------------------------------------------
Nokia OYJ                                             12,000          486,402
Sonera Group OYJ                                         800           20,337
Stora Enso OYJ                                         1,200           10,052
UPM-Kymmene OYJ                                          800           20,457
-----------------------------------------------------------------------------
                                                                      537,248
-----------------------------------------------------------------------------

FRANCE - 14.14%
-----------------------------------------------------------------------------
Accor SA                                                 548           20,345
Air Liquide                                              252           29,562
Alcatel SA                                             3,168          202,738
Alstom                                                   308            7,109
Assurances Generales de France                           252           13,569
Aventis SA                                             1,864          139,855
AXA UAP                                                  864          112,872
Banque National de Paris                               1,052           92,767
Bouygues SA                                              440           22,177
Canal Plus                                               180           26,963
Cap Gemini SA                                            240           45,124
Carrefour Supermarche SA                               1,588          117,324
Castorama Dubois Investissement SA                        44            9,710
Christian Dior SA                                        236         $ 12,718
Compagnie de Saint Gobain                                232           29,182
Compagnie Generale des Etablissements Michelin "B"       376           10,455
Credit Lyonnais SA                                       600           21,873
Dassault Systemes SA                                     100            8,134
Essilor International SA                                  16            3,940
Etablissements Economiques du Casino
  Guichard-Perrachon SA                                   96            9,059
France Telecom SA                                      1,016          108,874
Groupe Danone                                            364           49,995
Lafarge SA                                               292           20,104
Lagardere S.C.A.                                         380           23,027
Legrand SA                                                36            5,911
L'Oreal SA                                               864           67,075
LVMH                                                     804           60,714
Pechiney SA "A"                                          180            7,198
Pinault-Printemps-Redoute SA                             180           31,698
PSA Peugeot Citroen                                       96           17,058
Renault SA                                               372           15,958
Sagem SA                                                  40            8,541
Sanofi-Synthelabo SA                                     916           49,241
Schneider SA                                             376           23,697
Societe Generale "A"                                   1,080           60,392
Societe Television Francaise 1                           352           20,196
Sodexho Alliance SA                                       56            8,903
STMicroelectronics NV                                  1,084           53,153
Suez Lyonnaise des Eaux SA                               476           73,823
Thomson CSF                                              160            6,742
Total SA "B"                                           1,976          289,190
Usinor SA                                                676            6,140
Valeo SA                                                 164            7,111
Vivendi                                                1,660          123,377
-----------------------------------------------------------------------------
                                                                    2,073,594
-----------------------------------------------------------------------------

GERMANY - 9.27%
-----------------------------------------------------------------------------
Adidas AG                                                200           10,945
Allianz AG                                               400          131,169
BASF AG                                                1,600           56,846
Bayer AG                                               2,000           73,970
Bayerische Hypo-und Vereinsbank AG                       800           43,782
Bayerische Motoren Werke AG                              800           27,328
Commerzbank AG                                         1,200           35,590
Continental AG                                           400            7,026

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 51
iShares S&P Europe 350 Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                   Shares        Value
--------------------------------------------------------------
COMMON STOCKS (continued)
--------------------------------------------------------------
GERMANY (continued)
--------------------------------------------------------------
DaimlerChrysler AG                          2,200  $    98,126
Degussa-Huels AG                              200        5,455
Deutsche Bank AG                            1,600      132,758
Deutsche Lufthansa AG                       1,000       20,434
Deutsche Telekom AG                         3,400      116,746
Dresdner Bank AG                              800       34,849
EM TV & Merchandising AG                      200       10,451
Epcos AG+                                     200       16,242
Infineon Technologies AG+                     400       19,931
Linde AG                                      200        8,086
MAN AG                                        200        5,243
Metro AG                                      400       16,383
Muenchener
  Rueckversicherungs-Gesellschaft AG          200       59,494
Preussag AG                                   200        6,126
RWE AG                                      1,000       35,131
SAP AG                                        200       38,486
Schering AG                                   400       25,987
Siemens AG                                  1,400      180,115
Thyssen Krupp AG                            1,000       13,443
Veba AG                                     1,800       92,789
Volkswagen AG                                 800       36,720
--------------------------------------------------------------
                                                     1,359,651
--------------------------------------------------------------

IRELAND - 0.42%
--------------------------------------------------------------
Allied Irish Bank PLC                       2,280       24,593
Bank of Ireland                             2,536       20,281
CRH PLC                                     1,024       16,306
--------------------------------------------------------------
                                                        61,180
--------------------------------------------------------------

ITALY - 4.57%
--------------------------------------------------------------
Alitalia SpA+                               4,000        7,079
Assicurazioni Generali SpA                  3,200      102,958
Banca di Roma SpA                          10,000       10,637
Banca Intesa SpA                           12,000       46,289
Bipop Carire SpA                            4,000       35,202
Enel SpA                                   10,780       41,773
ENI SpA                                    14,000       74,147
Mediaset SpA                                2,000       29,800
Mediobanca Banca SpA                        1,000       10,619
Olivetti SpA                               10,000       27,540
Pirelli SpA                                 4,000     $ 11,758
Riunione Adriatica di Sicurta SpA           1,000       13,152
Rolo Banca SpA                                400        7,097
San Paolo - IMI SpA                         3,000       48,778
Telecom Italia Mobile SpA                   8,000       64,684
Telecom Italia SpA                          6,000       32,731
Telecom Italia SpA "A"                      6,000       63,766
Unicredito Italiano SpA                     8,000       41,734
--------------------------------------------------------------
                                                       669,744
--------------------------------------------------------------

NETHERLANDS - 8.52%
--------------------------------------------------------------
ABN AMRO Holding NV                         3,400       79,231
Aegon NV                                    2,376       89,659
Akzo Nobel NV                                 796       33,586
ASM Lithography Holding NV+                   880       29,207
Burhmann NV                                   160        4,025
DSM NV                                        188        5,436
Elsevier NV                                 1,708       19,147
Equant NV+                                    392       14,273
Fortis Amev NV                              1,368       41,901
Getronics NV                                  940        9,442
Gucci Group NV                                 76        7,688
Hagemeyer NV                                  252        6,695
Heineken NV                                   376       20,909
ING Groep NV                                2,272      151,374
Koninklijke Ahold NV                        1,488       42,201
Numico NV                                     376       19,300
Philips Electronics NV                      3,655      157,345
Randstad Holding NV                           192        4,813
Royal Dutch Petroleum Co.                   5,540      334,926
Royal KPN NV                                1,531       33,345
TNT Post Group NV                             744       17,305
Unilever NV                                 1,588       77,095
United Pan-Europe Communications NV+          460        9,006
VNU NV                                        528       26,566
Wolters Kluwer NV                             772       15,673
--------------------------------------------------------------
                                                     1,250,148
--------------------------------------------------------------

NORWAY - 0.21%
--------------------------------------------------------------
Norsk Hydro ASA                               400       16,740
Orkla ASA                                     400        7,753
Petroleum Geo-Services+                       400        6,784
--------------------------------------------------------------
                                                        31,277
--------------------------------------------------------------


--------------------------------------------------------------------------------
  page 52                                                                iShares
iShares S&P Europe 350 Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                   Shares        Value
--------------------------------------------------------------

COMMON STOCKS (continued)
--------------------------------------------------------------

PORTUGAL - 0.57%
--------------------------------------------------------------
Banco Comercial Portugues SA "R"            4,540  $    23,845
Banco Espirito Santo e Comercial de
  Lisboa SA                                   240        3,813
Brisa-Auto Estradas de Portugal SA            792        6,585
Cimentos De Portugal SA                       248        5,681
EDP - Electricidade de Portugal SA          4,084       12,906
Portugal Telecom                            2,592       26,655
Telecel-Comunicacoes Pessoais SA+             292        3,663
--------------------------------------------------------------
                                                        83,148
--------------------------------------------------------------

SPAIN - 4.36%
--------------------------------------------------------------
Acerinox SA                                   128        3,390
Autopistas Concesionaria Espanola SA          372        2,922
Banco Bilbao Vizcaya SA                     8,760      132,379
Banco Popular Espanol SA                      572       17,545
Banco Santander Central Hispano SA         12,224      134,229
Bankinter SA                                  180        7,198
Endesa SA                                   2,940       55,276
Gas Natural SDG SA                            360        6,003
Iberdrola SA                                2,180       27,710
Repsol SA                                   2,312       42,551
Tabacalera SA "A"                             820       11,834
Telefonica SA+                              9,060      179,538
Terra Networks SA+                            180        7,309
Union Electrica Fenosa SA                     676       12,179
--------------------------------------------------------------
                                                       640,063
--------------------------------------------------------------

SWEDEN - 3.73%
--------------------------------------------------------------
Atlas Copco AB "B"                            400        6,869
Electrolux AB "B"                             800       10,044
Hennes & Mauritz AB                         1,200       24,030
Nordic Baltic Holding AB                    6,000       42,956
Sandvik AB                                    800       16,062
Securitas AB "B"                              800       17,473
Skandia Forsakrings AB                      2,400       47,563
Skandinaviska Enskilda Banken (SEB)         1,200       14,505
Skanska AB "B"                                400       13,717
Svenska Cellulosa AB "B"                      400        7,056
Svenska Handelsbanken AB "B"                1,600       25,732
Telefonakfiebolaget Ericsson AB            19,200      291,852
Telia AB+                                   2,400       15,813
Volvo AB "B"                                  800       12,908
--------------------------------------------------------------
                                                       546,580
--------------------------------------------------------------

SWITZERLAND - 8.20%
--------------------------------------------------------------
ABB Ltd.                                      800  $    77,800
Adecco SA                                      40       25,933
Ciba Specialty Chemicals AG                   400       21,997
Cie de Financement Foncier                     20       60,145
Clariant AG                                    40       11,531
Credit Suisse Group                           680      127,143
Nestle SA                                     100      208,394
Novartis AG                                   200      306,802
Roche Holding AG                                8       70,391
SAirGroup                                      40        5,719
Schweizerische Rueckversicherungs-
  Gesellschaft                                 40       76,411
Union Bank of Switzerbank                   1,160      154,443
Zurich Allied AG                              120       55,502
--------------------------------------------------------------
                                                     1,202,211
--------------------------------------------------------------

UNITED KINGDOM - 40.11%
--------------------------------------------------------------
Abbey National PLC                          3,952       52,273
Aegis Group PLC                             3,000        6,628
Airtours PLC                                  988        3,121
Alliance & Leicester PLC                    1,484       12,622
Allied Domecq PLC                           2,968       14,782
Allied Zurich PLC                           4,380       49,552
AMVESCAP PLC                                1,652       35,646
Anglian Water PLC                             756        6,491
Anglo American PLC                            648       34,447
Arm Holdings PLC+                           2,316       25,876
Associated British Foods PLC                1,080        5,427
BAA PLC                                     2,968       23,314
Bank of Scotland                            3,476       30,669
Barclays PLC                                4,116      114,178
Bass PLC                                    2,440       23,854
BBA Group PLC                               1,224        6,765
BG Group PLC                                9,736       61,656
Billiton PLC                                4,516       16,101
Blue Circle Industries PLC                  1,992       12,077
BOC Group PLC                               1,368       18,014
Bodycote International PLC                    720        1,782
Boots Co. PLC                               2,500       18,862
BP Amoco PLC                               61,060      542,793
BPB Industries PLC                          1,272        4,549
British Aerospace PLC                       8,316       44,951
British Airways PLC                         3,004       12,720
British American Tobacco PLC                6,048       39,038


--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 53
iShares S&P Europe 350 Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                   Shares        Value
--------------------------------------------------------------

COMMON STOCKS (continued)
--------------------------------------------------------------

UNITED KINGDOM (continued)
--------------------------------------------------------------
British Land Co. PLC                        1,440  $     9,497
British Sky Broadcasting Group PLC+         1,828       28,123
British Telecommunications PLC             17,596      184,895
Bunzl PLC                                   1,272        7,125
Cable & Wireless PLC                        7,708      109,815
Cadbury Schweppes PLC                       5,644       33,323
Capita Group PLC                            1,812       16,001
Carlton Communications PLC                  1,780       13,877
Centrica PLC                               11,108       35,541
CGU PLC                                     6,240       88,347
CMG PLC                                     1,660       32,114
Cobham PLC                                    256        4,001
Colt Telecom PLC+                           1,408       40,244
Computacenter PLC                             264        1,307
Cookson Group PLC                           2,016        5,646
Corus Group PLC                             8,664        6,594
Daily Mail and General Trust "A"              772       11,113
Diageo PLC                                  8,840       78,845
Dixons Group PLC                            5,308       16,533
Electrocomponents PLC                       1,204       12,927
EMAP PLC                                      704        9,364
EMI Group PLC                               2,188       17,510
Energis PLC                                 2,332       16,439
Enterprise Oil PLC                          1,384       11,137
Exel PLC                                      824       13,030
FirstGroup PLC                              1,204        3,888
FKI PLC                                     1,596        4,187
Gallaher Group PLC                          1,748       10,488
GKN PLC "B"                                 2,004       19,932
Glaxo Wellcome PLC                         10,128      305,499
Granada Compass PLC+                        2,800       26,111
Great Universal Stores PLC                  2,796       17,779
Halifax PLC                                 6,244       53,291
Hammerson PLC                                 792        4,875
Hanson PLC                                  2,040       11,351
Hays PLC                                    4,796       27,838
HSBC Holdings PLC                          22,760      323,586
IMI PLC                                       976        3,033
Imperial Chemical Industries PLC            2,024       11,531
Imperial Tobacco Group PLC                  1,448       13,803
Invensys PLC                                9,720       21,368
J Sainsbury PLC                             3,260       18,007
Johnson Matthey PLC                           616  $     8,576
Kingfisher PLC                              3,824       24,994
Ladbroke Group PLC                          4,164       11,908
Land Securities PLC                         1,452       16,513
Laporte PLC                                   544        4,076
Laporte PLC "B"+                            4,896           44
LASMO PLC                                   3,472        6,709
Legal & General Group PLC                  14,280       34,506
Lloyds TSB Group PLC                       14,684      136,936
Logica PLC                                  1,116       36,516
Lonrho PLC                                    492        6,544
Marconi PLC                                 7,576      103,680
Marks & Spencer PLC                         7,988       23,965
Misys PLC                                   1,596       15,025
National Grid Group PLC                     4,124       35,746
National Power PLC                          3,116       21,690
Next PLC                                      952       10,172
Northern Rock PLC                           1,172        6,855
Nycomed Amersham PLC "A"                    1,760       17,284
Old Mutual PLC                              9,572       23,059
Pearson PLC                                 1,648       45,643
Pearson PLC Rights (Expires 10/02/00)+        449       12,435
Peninsular & Oriental Steam Navigation
  Co. PLC                                   1,860       16,287
Pilkington PLC                              3,056        3,715
Powergen PLC                                1,808       13,814
Provident Financial PLC                       688        8,566
Prudential Corp. PLC                        5,448       74,155
Psion PLC                                     888        9,685
Railtrack Group PLC                         1,428       23,405
Rank Group PLC                              1,948        4,765
Reckitt Benckiser PLC                       1,460       17,887
Reed International PLC                      3,184       25,151
Rentokil Initial PLC                        6,340       14,172
Reuters Group PLC                           3,956       74,894
Rio Tinto PLC                               3,092       45,011
RMC Group PLC                                 728        6,332
Rolls Royce PLC                             3,984       10,054
Royal Bank of Scotland Group PLC            6,576      138,587
Royal Sun Alliance Industries Group PLC     3,972       26,636
Safeway PLC                                 2,912       12,384
Sage Group PLC                              3,520       26,271
Schroders PLC                                 376        7,624
Scottish & Southern Energy PLC              2,380       19,416

--------------------------------------------------------------------------------
  page 54                                                              iShares
iShares S&P Europe 350 Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                   Shares        Value
--------------------------------------------------------------

COMMON STOCKS (continued)
--------------------------------------------------------------

UNITED KINGDOM (continued)
--------------------------------------------------------------
Scottish Newcastle Breweries PLC            1,732  $    10,584
Scottish Power PLC                          5,136       39,850
Sema Group PLC                                864       14,812
Severn Trent PLC                              952       10,327
Shell Transport & Trading Co. PLC          27,620      225,324
Slough Estates PLC                          1,044        5,454
Smith W.H. Group PLC                          696        3,250
SmithKline Beecham PLC                     15,628      213,527
Smiths Industries PLC                         880        9,162
South African Breweries PLC                 1,568       10,637
Spirent PLC                                 1,728       17,034
Stagecoach Holdings PLC                     3,092        3,210
Standard Chartered PLC                      2,536       36,711
Tate & Lyle PLC                             1,196        4,163
Telewest Communications PLC+                3,932        7,583
Tesco PLC                                  19,004       69,302
Thames Water PLC                              976       17,504
3i Group PLC                                1,680       41,786
TI Group PLC                                1,404        7,470
Tomkins PLC                                 2,640        6,477
Trinity Mirror PLC                            804        5,846
Unilever PLC                                8,088       52,385
United News & Media PLC                     1,400       15,073
United Utilities PLC                        1,528       15,548
Vodafone Group PLC ADR                    165,468      616,865
Whitbread PLC                               1,380        8,882
Williams PLC                                2,032        9,760
WM Morrison Supermarkets PLC                4,024       10,095
Wolseley PLC                                1,596        7,784
Woolwich PLC                                4,228       23,760
WPP Group PLC                               2,152       25,698
Zeneca Group PLC                            4,908      257,209
--------------------------------------------------------------
                                                     5,882,862
--------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $15,590,738)                                 14,504,528
--------------------------------------------------------------

                                          Shares or
Security                                  Principal        Value
----------------------------------------------------------------

PREFERRED STOCKS - 0.67%
----------------------------------------------------------------

GERMANY - 0.67%
----------------------------------------------------------------
SAP AG - Vorzug                                400   $    98,156
----------------------------------------------------------------
                                                          98,156
----------------------------------------------------------------
TOTAL PREFERRED STOCKS
(Cost: $90,522)                                           98,156
----------------------------------------------------------------

REPURCHASE AGREEMENT - 0.21%
----------------------------------------------------------------
Investors Bank & Trust Tri Party
  Repurchase Agreement, dated 09/29/00,
  due 10/02/00, with a maturity value of
  $30,822 and an effective yield of
  6.25%.                                   $30,806        30,806
----------------------------------------------------------------

TOTAL REPURCHASE AGREEMENT
(Cost: $30,806)                                           30,806
----------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES -- 99.77%
(Cost $15,712,066)                                    14,633,490
----------------------------------------------------------------

Other Assets, Less Liabilities -- 0.23%                   34,259
----------------------------------------------------------------

NET ASSETS -- 100.00%                                $14,667,749
================================================================


+   Non-income earning securities.

See notes to financial statements.

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 55
iShares S&P/TSE 60 Index Fund
Schedule of Investments
September 30, 2000 (Unaudited)


Security                                   Shares       Value
-------------------------------------------------------------

COMMON STOCKS - 99.52%
-------------------------------------------------------------
Nortel Networks Corp.                      34,500  $2,073,074
Canadian Imperial Bank of Commerce         23,700     780,228
Celestica Inc.+                             9,900     682,452
Toronto Dominion Bank                      18,300     537,949
Seagrams Co. Ltd.                           7,800     449,760
BCE Inc.                                   15,900     370,640
Bank of Nova Scotia                        12,000     349,162
Bombardier Inc. "B"                        19,800     342,378
Shaw Communications Inc. "B"               13,500     309,756
Canadian National Railway Company           9,600     282,203
Thomson Corp.                               6,300     249,302
Rogers Communications "B"+                  9,600     227,614
Canadian Pacific Ltd.                       8,700     226,237
Precision Drilling Corp.+                   6,000     214,884
Inco Ltd.+                                 13,200     212,450
Mitel Corp.+                                9,900     197,526
Magna International Inc. "A"                4,500     196,029
Placer Dome Inc.                           19,200     179,409
Teleglobe Inc.                              7,800     164,186
United Dominion Industries Ltd.             6,900     163,598
Brascan Corp.                              11,700     151,346
Quebecor World Inc.                         4,500     102,055
Dofasco Inc.                                6,300      96,369
Domtar Inc.                                11,100      95,231
ATI Technologies Inc.+                     11,100      90,433
Potash Corp. of Saskatchewan Inc.           1,500      78,312
Suncor Energy Inc.                          3,300      72,865
Alcan Aluminum Ltd.                         2,100      61,033
BioChem Pharma Inc.+                        2,700      59,527
Noranda Corp.                               6,000      56,864
Hudson Bay Company                          5,100      52,235
Nova Chemicals Corp.                        2,400      45,571
Abitibi-Consolidated Inc.                   2,400      22,426
Geac Computer Corp. Ltd.+                   3,900      21,788
National Bank of Canada                     1,200      18,994
Canadian Tire Corp. Ltd. "A"                1,200      15,243
Manulife Financial Corp.                      300       6,305
-------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $8,862,755)                                  9,255,434
-------------------------------------------------------------

REPURCHASE AGREEMENT - 0.11%
---------------------------------------------------------------
Investors Bank & Trust Tri Party
  Repurchase Agreement, dated 09/29/00,
  due 10/02/00 with a maturity value of
  $9,782 and an effective yield of
  6.25%.                                   $ 9,776   $    9,776
---------------------------------------------------------------

TOTAL REPURCHASE AGREEMENT
(Cost: $9,776)                                            9,776
---------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES -- 99.63%
(Cost $8,872,531)                                     9,265,210
---------------------------------------------------------------

Other Assets, Less Liabilities -- 0.37%                  34,618
---------------------------------------------------------------

NET ASSETS -- 100.00%                                $9,299,828
===============================================================

+   Non-income earning securities.

See notes to financial statements.

--------------------------------------------------------------------------------
  page 56                                                              iShares

Statements of Assets and Liabilities
September 30, 2000 (Unaudited)

                                                                             iShares S&P
                                                         -------------------------------------------------------

                                                                            500/BARRA    500/BARRA      MidCap
                                                                500          Growth        Value         400
                                                             Index Fund    Index Fund   Index Fund    Index Fund
----------------------------------------------------------------------------------------------------------------
ASSETS
Investments at cost                                        $1,719,187,951  $79,644,848  $57,815,166  $256,981,050
                                                           ------------------------------------------------------
Investments in securities, at market value (Note 1)        $1,694,373,928  $80,963,741  $59,801,897  $267,188,413
Receivables:
   Investment securities sold                                           -            -            -       429,149
   Dividends and interest                                       1,518,450       44,512       68,942       205,302
                                                           ------------------------------------------------------
Total Assets                                                1,695,892,378   81,008,253   59,870,839   267,822,864
                                                           ------------------------------------------------------

LIABILITIES
Payables:
   Investment securities purchased                                      -            -       41,317       443,858
   Collateral for securities on loan (Note 5)

                                                               27,210,757    2,429,551            -    13,909,725
   Advisory fees (Note 2)                                         258,397       24,821       14,630        80,273
                                                           ------------------------------------------------------
Total Liabilities                                              27,469,154    2,454,372       55,947    14,433,856
                                                           ------------------------------------------------------

NET ASSETS                                                 $1,668,423,224  $78,553,881  $59,814,892  $253,389,008
                                                           ======================================================

Net assets consist of:
   Paid-in capital                                         $1,689,263,902  $77,091,045  $57,453,854  $223,569,555
   Undistributed net investment income                            472,767       15,780       19,055        26,373
   Undistributed net realized gain                              3,500,578      128,163      355,252    19,585,717
   Net unrealized appreciation (depreciation)
                                                              (24,814,023)   1,318,893    1,986,731    10,207,363
                                                           ------------------------------------------------------
NET ASSETS                                                 $1,668,423,224  $78,553,881  $59,814,892  $253,389,008
                                                           ======================================================
iShares outstanding                                            11,600,000      950,000      950,000     2,350,000
                                                           ======================================================

Net asset value per iShare                                 $       143.83  $     82.69  $     62.96  $     107.83
                                                           ======================================================

--------------------------------------------------------------------------------

See notes to financial statements.





--------------------------------------------------------------------------------
iShares Financial Statements                                             page 57

September 30, 2000 (Unaudited)

                                                                            iShares S&P
                                                        --------------------------------------------------
                                                          MidCap       MidCap                   SmallCap
                                                         400/BARRA    400/BARRA    SmallCap     600/BARRA
                                                          Growth        Value         600        Growth
                                                        Index Fund   Index Fund   Index Fund   Index Fund
----------------------------------------------------------------------------------------------------------
ASSETS
Investments at cost                                     $33,295,112  $18,152,159  $69,436,749  $16,464,289
                                                        --------------------------------------------------
Investments in securities, at market value (Note 1)     $36,518,701  $19,611,664  $72,747,253  $16,872,340
Receivables:
   Investment securities sold                               112,220       24,924      105,407       11,423
   Dividends and interest                                     5,458       29,281       35,179        2,908
                                                        --------------------------------------------------
Total Assets                                             36,636,379   19,665,869   72,887,839   16,886,671
                                                        --------------------------------------------------

LIABILITIES
Payables:
   Investment securities purchased                          117,313       25,467       93,693            -
   Collateral for securities on loan (Note 5)                     -            -    2,142,986            -

   Due to bank                                                    -            -            -        5,128
   Advisory fees (Note 2)                                    14,615        7,936       17,532        6,971
                                                        --------------------------------------------------
Total Liabilities                                           131,928       33,403    2,254,211       12,099
                                                        --------------------------------------------------

NET ASSETS                                              $36,504,451  $19,632,466  $70,633,628  $16,874,572
                                                        ==================================================

Net assets consist of:
   Paid-in capital                                      $33,171,721  $18,051,201  $66,410,758  $16,395,276
   Undistributed net investment income (loss)                (2,042)       4,089       10,817       (2,408)

   Undistributed net realized gain                          111,183      117,671      901,549       73,653
   Net unrealized appreciation                            3,223,589    1,459,505    3,310,504      408,051
                                                        --------------------------------------------------
NET ASSETS                                              $36,504,451  $19,632,466  $70,633,628  $16,874,572
                                                        ==================================================

iShares outstanding                                         250,000      250,000      650,000      200,000
                                                        ==================================================

Net asset value per iShare                              $    146.02  $     78.53  $    108.67  $     84.37
                                                        ==================================================

--------------------------------------------------------------------------------

See notes to financial statements.






--------------------------------------------------------------------------------
  page 58                                                                iShares

September 30, 2000 (Unaudited)

                                                      iShares S&P
                                          ------------------------------------
                                           SmallCap
                                           600/BARRA
                                             Value     Europe 350    /TSE 60
                                          Index Fund   Index Fund   Index Fund
------------------------------------------------------------------------------

ASSETS
Investments at cost                       $13,587,416  $15,712,066  $8,872,531
                                          ------------------------------------
Foreign currency, at cost                 $         -  $    19,689  $   28,661
                                          ------------------------------------
Investments in securities, at market
  value (Note 1)                          $14,413,606  $14,633,490  $9,265,210
Foreign currency, at value                          -       20,335      28,169
Cash                                                -            -         512
Receivables:
   Investment securities sold                  35,203            -     327,620
   Dividends and interest                      11,926       28,943      13,740
                                          ------------------------------------
Total Assets                               14,460,735   14,682,768   9,635,251
                                          ------------------------------------

LIABILITIES
Payables:
   Investment securities purchased             36,657            -     327,463
   Advisory fees (Note 2)                       5,847       15,019       7,960
                                          ------------------------------------
Total Liabilities                              42,504       15,019     335,423
                                          ------------------------------------

NET ASSETS                                $14,418,231  $14,667,749  $9,299,828
                                          ====================================

Net Assets Consist of:
   Paid-in capital                        $13,588,572  $15,747,904  $8,847,179
   Undistributed (distributions in
     excess of) net investment income           3,728         (241)      3,890
   Undistributed net realized gain
     (loss)                                      (259)      (1,624)     56,714
   Net unrealized appreciation
     (depreciation)                           826,190   (1,078,290)    392,045
                                          ------------------------------------
NET ASSETS                                $14,418,231  $14,667,749  $9,299,828
                                          ====================================
iShares outstanding                           200,000      200,000     150,000
                                          ====================================

Net asset value per iShare                $     72.09  $     73.34  $    62.00
                                          ====================================

------------------------------------------------------------------------------

See notes to financial statements.






------------------------------------------------------------------------------
iShares Financial Statements                                        page 59

Statements of Operations
For the period ended September 30, 2000 (Unaudited)

                                                                iShares S&P
                                          -------------------------------------------------------
                                                          500/BARRA     500/BARRA       Midcap
                                               500          Growth        Value          400
                                           Index Fund*   Index Fund**  Index Fund**  Index Fund**
-------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
   Dividends+                             $   4,644,284   $  149,323    $  280,666   $   772,151
   Interest++                                    19,166        1,105           576         8,527
                                          ------------------------------------------------------
Total investment income                       4,663,450      150,428       281,242       780,678
                                          ------------------------------------------------------

EXPENSES (NOTE 2)
   Advisory fees                                381,695       51,265        27,872       138,960
                                          ------------------------------------------------------
Total expenses                                  381,695       51,265        27,872       138,960
                                          ------------------------------------------------------
Net investment income                         4,281,755       99,163       253,370       641,718
                                          ------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   Net realized gain from investments         3,500,578      128,163       355,252    19,585,717
   Net change in unrealized appreciation
     (depreciation) on investments          (24,814,023)   1,318,893     1,986,731    10,207,363
                                          ------------------------------------------------------
Net realized and unrealized gain (loss)     (21,313,445)   1,447,056     2,341,983    29,793,080
                                          ------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS
                                          $ (17,031,690)  $1,546,219    $2,595,353   $30,434,798
                                          ======================================================
------------------------------------------------------------------------------------------------
+Net of foreign withholding tax of:       $      21,347   $      201    $    1,539   $         -
++Includes securities lending income of:  $       4,532   $       95    $        -   $     3,421

------------------------------------------------------------------------------------------------

  * For the period from May 15, 2000 (commencement of operations) to September 30, 2000.
 ** For the period from May 22, 2000 (commencement of operations) to September 30, 2000.

See notes to financial statements.

--------------------------------------------------------------------------------
   page 60                                                              iShares

For the period ended September 30, 2000 (Unaudited)

                                                               iShares S&P
                                          -----------------------------------------------------
                                             MidCap        MidCap                    SmallCap
                                           400/BARRA     400/BARRA     SmallCap     600/BARRA
                                             Growth        Value          600         Growth
                                          Index Fund**  Index Fund**  Index Fund*  Index Fund**
-----------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
   Dividends                               $   13,333    $   76,446   $  112,776     $  5,103
   Interest+                                      186           120        2,961           39
                                          ---------------------------------------------------
Total investment income                        13,519        76,566      115,737        5,142
                                          ---------------------------------------------------

EXPENSES (NOTE 2)
   Advisory fees                               15,561         8,457       32,470        7,550
                                          ---------------------------------------------------
Total expenses                                 15,561         8,457       32,470        7,550
                                          ---------------------------------------------------
Net investment income (loss)                   (2,042)       68,109       83,267       (2,408)
                                          ---------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
   Net realized gain from investments         111,183       117,671      901,549       73,653
   Net change in unrealized appreciation
     on investments                         3,223,589     1,459,505    3,310,504      408,051
                                          ---------------------------------------------------
Net realized and unrealized gain            3,334,772     1,577,176    4,212,053      481,704
                                          ---------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                          $3,332,730    $1,645,285   $4,295,320     $479,296
                                          ===================================================
-----------------------------------------------------------------------------------------------
+Includes securities lending income of:    $        -    $        -   $    2,323     $      -

-----------------------------------------------------------------------------------------------

 * For the period from May 22, 2000 (commencement of operations) to September 30, 2000.
** For the period from July 24, 2000 (commencement of operations) to September 30, 2000.

See notes to financial statements.

--------------------------------------------------------------------------------
iShares Financial Statements                                             page 61

For the period ended September 30, 2000 (Unaudited)

                                                                                        iShares S&P
                                                                          ----------------------------------------
                                                                            SmallCap
                                                                           600/BARRA
                                                                             Value       Europe 350      /TSE 60
                                                                          Index Fund**  Index Fund***  Index Fund*
------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
   Dividends+                                                               $ 33,219    $     50,635    $ 37,027
   Interest                                                                      107             416         838
                                                                            ------------------------------------
Total investment income                                                       33,326          51,051      37,865
                                                                            ------------------------------------

EXPENSES (NOTE 2)
   Advisory fees                                                               6,334          16,172      14,175
                                                                            ------------------------------------
Total expenses                                                                 6,334          16,172      14,175
                                                                            ------------------------------------
Net investment income                                                         26,992          34,879      23,690
                                                                            ------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   Net realized gain (loss) from:
      Investments                                                               (259)           (303)     57,680
      Foreign currency transactions                                                -          (1,321)       (966)
                                                                            ------------------------------------
   Net realized gain (loss)                                                     (259)         (1,624)     56,714
                                                                            ------------------------------------
   Net change in unrealized appreciation (depreciation) on:
      Investments                                                            826,190      (1,078,576)    392,679
      Translation of assets and liabilities in foreign currencies                  -             286        (634)
                                                                            ------------------------------------
   Net change in unrealized appreciation
     (depreciation)                                                          826,190      (1,078,290)    392,045
                                                                            ------------------------------------
Net realized and unrealized gain (loss)                                      825,931      (1,079,914)    448,759
                                                                            ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             $852,923    $ (1,045,035)   $472,449
                                                                            ====================================
----------------------------------------------------------------------------------------------------------------
+Net of foreign withholding tax of:                                         $      -    $      5,654    $  6,536

----------------------------------------------------------------------------------------------------------------

  * For the period from June 12, 2000 (commencement of operations) to September 30, 2000.
 ** For the period from July 24, 2000 (commencement of operations) to September 30, 2000.
*** For the period from July 25, 2000 (commencement of operations) to September 30, 2000.

See notes to financial statements.

--------------------------------------------------------------------------------
  page 62                                                               iShares

Statements of Changes in Net Assets
For the period ended September 30, 2000 (Unaudited)

                                                                                     iShares S&P
                                                     ---------------------------------------------------------------------------
                                                                          500/BARRA           500/BARRA             MIDCAP
                                                           500              Growth              Value                400
                                                       Index Fund*       Index Fund**        Index Fund**        Index Fund**
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
   Net investment income                             $    4,281,755      $    99,163         $   253,370         $    641,718
   Net realized gain                                      3,500,578          128,163             355,252           19,585,717
   Net change in unrealized appreciation
     (depreciation)                                     (24,814,023)       1,318,893           1,986,731           10,207,363
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             (17,031,690)       1,546,219           2,595,353           30,434,798
                                                     ---------------------------------------------------------------------------

Distributions To iShareholders:
   From net investment income                            (3,808,988)         (83,383)           (234,315)            (615,345)
                                                     ---------------------------------------------------------------------------
Total distributions to iShareholders                     (3,808,988)         (83,383)           (234,315)            (615,345)
                                                     ---------------------------------------------------------------------------

iShares Transactions:
   iShares sold                                       1,853,792,513       77,091,045          57,453,854          314,895,395
   iShares redeemed                                    (164,528,611)               -                   -          (91,325,840)
                                                     ---------------------------------------------------------------------------
Net increase in net assets from iShares
  transactions                                        1,689,263,902       77,091,045          57,453,854          223,569,555
                                                     ---------------------------------------------------------------------------
Increase in net assets                                1,668,423,224       78,553,881          59,814,892          253,389,008

NET ASSETS:
Beginning of period                                               -                -                   -                    -
                                                     ---------------------------------------------------------------------------
End of period                                        $1,668,423,224      $78,553,881         $59,814,892         $253,389,008
                                                     ===========================================================================

Undistributed net investment income
  included in net assets at end of
  period                                             $      472,767      $    15,780         $    19,055         $     26,373
                                                     ===========================================================================

iSHARES ISSUED AND REDEEMED:
   iShares sold                                          12,750,000          950,000             950,000            3,200,000
   iShares redeemed                                      (1,150,000)               -                   -             (850,000)
                                                     ---------------------------------------------------------------------------
Net increase in iShares outstanding                      11,600,000          950,000             950,000            2,350,000
                                                     ===========================================================================

--------------------------------------------------------------------------------
 * For the period from May 15, 2000 (commencement of operations) to September 30, 2000.
** For the period from May 22, 2000 (commencement of operations) to September 30, 2000.

See notes to financial statements.

--------------------------------------------------------------------------------
iShares Financial Statements                                             page 63

For the period ended September 30, 2000 (unaudited)

                                                                             iShares S&P
                                          ---------------------------------------------------------------------------------
                                                 MidCap                MidCap                                SmallCap
                                               400/BARRA             400/BARRA           SmallCap           600/BARRA
                                                 Growth                Value                600               Growth
                                              Index Fund**          Index Fund**        Index Fund*        Index Fund**
---------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
   Net investment income (loss)               $    (2,042)          $    68,109         $    83,267        $    (2,408)
   Net realized gain                              111,183               117,671             901,549             73,653
   Net change in unrealized appreciation        3,223,589             1,459,505           3,310,504            408,051
                                          ---------------------------------------------------------------------------------
Net increase in net assets resulting
  from operations                               3,332,730             1,645,285           4,295,320            479,296
                                          ---------------------------------------------------------------------------------

Distributions To iShareholders:
   From net investment income                           -               (64,020)            (72,450)                 -
                                          ---------------------------------------------------------------------------------
Total distributions to iShareholders                    -               (64,020)            (72,450)                 -
                                          ---------------------------------------------------------------------------------

iShares Transactions:
   iShares sold                                33,171,721            18,051,201          66,410,758         16,395,276
                                          ---------------------------------------------------------------------------------
Net increase in net assets from iShares
  transactions                                 33,171,721            18,051,201          66,410,758         16,395,276
                                          ---------------------------------------------------------------------------------
Increase in net assets                         36,504,451            19,632,466          70,633,628         16,874,572

NET ASSETS:
Beginning of period                                     -                     -                   -                  -
                                          ---------------------------------------------------------------------------------
End of period                                 $36,504,451           $19,632,466         $70,633,628        $16,874,572
                                          =================================================================================

Undistributed net investment income
  (loss) included in net assets at end
  of period                                   $    (2,042)          $     4,089         $    10,817        $    (2,408)
                                          =================================================================================

iSHARES ISSUED AND REDEEMED:
   iShares sold                                   250,000               250,000             650,000            200,000
                                          ---------------------------------------------------------------------------------
Net increase in iShares outstanding               250,000               250,000             650,000            200,000
                                          =================================================================================

--------------------------------------------------------------------------------
 * For the period from May 22, 2000 (commencement of operations) to September 30, 2000.
** For the period from July 24, 2000 (commencement of operations) to September 30, 2000.

See notes to financial statements.

--------------------------------------------------------------------------------
  page 64                                                                iShares

For the period ended September 30, 2000 (Unaudited)

                                                                    iShares S&P
                                          ----------------------------------------------------------------
                                                SmallCap
                                               600/BARRA
                                                 Value                 Europe 350              /TSE 60
                                              Index Fund**            Index Fund***          Index Fund*
----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
   Net investment income                      $    26,992              $    34,879           $   23,690
   Net realized gain (loss)                          (259)                  (1,624)              56,714
   Net change in unrealized appreciation
     (depreciation)                               826,190               (1,078,290)             392,045
                                          ----------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       852,923               (1,045,035)             472,449
                                          ----------------------------------------------------------------

Distributions to iShareholders:
   From net investment income                     (23,264)                 (35,120)             (19,800)
                                          ----------------------------------------------------------------
Total distributions to iShareholders              (23,264)                 (35,120)             (19,800)
                                          ----------------------------------------------------------------

ishares Transactions:
   iShares sold                                13,588,572               15,747,904            8,847,179
                                          ----------------------------------------------------------------
Net increase in net assets from iShares
  transactions                                 13,588,572               15,747,904            8,847,179
                                          ----------------------------------------------------------------
Increase in net assets                         14,418,231               14,667,749            9,299,828

NET ASSETS:
Beginning of period                                     -                        -                    -
                                          ----------------------------------------------------------------
End of period                                 $14,418,231              $14,667,749           $9,299,828
                                          ================================================================

Undistributed (distributions in excess
  of) net investment income included in
  net assets at end of period                 $     3,728              $      (241)          $    3,890
                                          ================================================================

iSHARES ISSUED AND REDEEMED:
   iShares sold                                   200,000                  200,000              150,000
                                          ----------------------------------------------------------------
Net increase in iShares outstanding               200,000                  200,000              150,000
                                          ================================================================

--------------------------------------------------------------------------------

  * For the period from June 12, 2000 (commencement of operations) to September 30, 2000.
 ** For the period from July 24, 2000 (commencement of operations) to September 30, 2000.
 *** For the period from July 25, 2000 (commencement of operations) to September 30, 2000.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
iShares Financial Statements                                             page 65

Financial Highlights
(For a share outstanding throughout each period)
For the period ended september 30, 2000 (unaudited)

                                                                                iShares S&P
                                          ---------------------------------------------------------------------------------------
                                                                  500/BARRA               500/BARRA                 Midcap
                                                500                 Growth                  Value                    400
                                            Index Fund*          Index Fund**            Index Fund**            Index Fund**
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $   145.24             $ 82.15                 $ 60.20                 $  92.63
                                          ---------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                          0.44                0.10                    0.29                     0.28
   Net realized and unrealized gain
     (loss)                                      (1.45)               0.53                    2.74                    15.19
                                          ---------------------------------------------------------------------------------------
Total from investment operations                 (1.01)               0.63                    3.03                    15.47
                                          ---------------------------------------------------------------------------------------
Less distributions from:
   Net investment income                         (0.40)              (0.09)                  (0.27)                   (0.27)
                                          ---------------------------------------------------------------------------------------
Total distributions                              (0.40)              (0.09)                  (0.27)                   (0.27)
                                          ---------------------------------------------------------------------------------------
Net asset value, end of period              $   143.83             $ 82.69                 $ 62.96                 $ 107.83
                                          =======================================================================================

Total return (not annualized)                    (0.70)%              0.76%                   5.04%                   16.71%
                                          =======================================================================================

Ratios/supplemental Data:
   Net assets, end of period (000s)         $1,668,423             $78,554                 $59,815                 $253,389
   Ratio of expenses to average net
     assets+                                      0.09%               0.18%                   0.18%                    0.20%
   Ratio of net investment income to
     average net assets+                          1.05%               0.35%                   1.62%                    0.91%
   Portfolio turnover rate++                         2%                 13%                     12%                      12%
---------------------------------------------------------------------------------------------------------------------------------

  * For the period from May 15, 2000 (commencement of operations) to September 30, 2000.
 ** For the period from May 22, 2000 (commencement of operations) to September 30, 2000.
  +   Annualized for periods of less than one year.
 ++ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
page 66                                                                  iShares

(For a Share outstanding throughout each period)
For the period ended September 30, 2000 (Unaudited)

                                                                               iShares S&P
                                          ---------------------------------------------------------------------------------------
                                                 Midcap                  Midcap                                    SmallCap
                                               400/Barra               400/Barra             SmallCap             600/Barra
                                                 Growth                  Value                  600                 Growth
                                              Index Fund**            Index Fund**          Index Fund*          Index Fund**
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $135.73                 $ 72.40               $ 97.95              $ 83.34
                                          ---------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income (loss)                   (0.01)                   0.28                  0.14                (0.01)
   Net realized and unrealized gain               10.30                    6.11                 10.71                 1.04
                                          ---------------------------------------------------------------------------------------
Total from investment operations                  10.29                    6.39                 10.85                 1.03
                                          ---------------------------------------------------------------------------------------
less distributions from:
   Net investment income                              -                   (0.26)                (0.13)                   -
                                          ---------------------------------------------------------------------------------------
Total distributions                                   -                   (0.26)                (0.13)                   -
                                          ---------------------------------------------------------------------------------------
Net asset value, end of period                  $146.02                 $ 78.53               $108.67              $ 84.37
                                          =======================================================================================

Total return (not annualized)                      7.58%                   8.83%                11.08%                1.24%
                                          =======================================================================================

Ratios/Supplemental data:
   Net assets, end of period (000s)             $36,504                 $19,632               $70,634              $16,875
   Ratio of expenses to average net
     assets+                                       0.25%                   0.25%                 0.20%                0.25%
   Ratio of net investment income
     (loss) to average net assets+                (0.03)%                  1.98%                 0.51%               (0.08)%
   Portfolio turnover rate++                          8%                      7%                   15%                  11%

--------------------------------------------------------------------------------
  *   For the period from May 22, 2000 (commencement of operations) to
      September 30, 2000.
 ** For the period from July 24, 2000 (commencement of operations) to September 30, 2000.
  +   Annualized for periods of less than one year.
 ++ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

--------------------------------------------------------------------------------
iShares Financial Highlights                                             page 67

(For a share outstanding throughout each period)
For the period ended September 30, 2000 (Unaudited)

                                              iShares S&P
                                ----------------------------------------
                                  SmallCap
                                 600/BARRA
                                   Value       Europe 350      /TSE 60
                                Index Fund**  Index Fund***  Index Fund*
------------------------------------------------------------------------
Net asset value, beginning of
  period                          $  68.34      $  79.32       $  59.00
                                ----------------------------------------
Income from investment
  operations:
   Net investment income              0.13          0.18           0.16
   Net realized and unrealized
     gain (loss)                      3.74         (5.98)          2.97
                                ----------------------------------------
Total from investment
  operations                          3.87         (5.80)          3.13
                                ----------------------------------------
less distributions from:
   Net investment income             (0.12)        (0.18)         (0.13)
                                ----------------------------------------
Total distributions                  (0.12)        (0.18)         (0.13)
                                ----------------------------------------
Net asset value, end of period    $  72.09      $  73.34       $  62.00
                                ========================================

Total return (not annualized)         5.66%        (7.31)%         5.30%
                                ========================================

Ratios/Supplemental data:
   Net assets, end of period
     (000s)                       $ 14,418      $ 14,668       $  9,300
   Ratio of expenses to
     average net assets+              0.25%         0.60%          0.50%
   Ratio of net investment
     income to average net
     assets+                          1.05%         1.28%          0.83%
   Portfolio turnover rate++             7%            0%+++         24%

--------------------------------------------------------------------------------
  * For the period from June 12, 2000 (commencement of operations) to September 30, 2000.
 ** For the period from July 24, 2000 (commencement of operations) to September 30, 2000.
 *** For the period from July 25, 2000 (commencement of operations) to September 30, 2000.
  +   Annualized for periods of less than one year.
 ++ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
 +++  Portfolio turnover rate rounds to less than 1%.

See notes to financial statements.

--------------------------------------------------------------------------------
page 68                                                                  iShares
iShares Trust
Notes to the Financial Statements (Unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES

    The iShares Trust (the "Trust") currently consists of 37 investment portfolios or funds. Each fund in the Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was established as a Delaware business trust pursuant to a Declaration of Trust dated December 16, 1999.

    The Trust currently offers the following funds:

iShares S&P Series                              iShares Dow Jones Series                   iShares Russell Series
------------------                              ------------------------                   ----------------------
 .  iShares S&P 500 Index Fund                   .  iShares Dow Jones U.S. Total Market     .  iShares Russell 3000 Index Fund
 .  ishares S&P 500/BARRA Growth Index              Index Fund                              .  iShares Russell 3000 Growth Index
   Fund                                         .  iShares Dow Jones U.S. Basic               Fund
 .  iShares S&P 500/BARRA Value Index               Materials Sector Index Fund             .  iShares Russell 3000 Value Index Fund
   Fund                                         .  iShares Dow Jones U.S. Consumer         .  iShares Russell 2000 Index Fund
 .  iShares S&P Midcap 400 Index Fund               Cyclical Sector Index Fund              .  iShares Russell 2000 Growth Index
 .  iShares S&P Midcap 400/BARRA                 .  iShares Dow Jones U.S. Consumer            Fund
   Growth Index Fund                               Non-Cyclical Sector Index Fund          .  iShares Russell 2000 Value Index Fund
 .  iShares S&P Midcap 400/BARRA Value           .  iShares Dow Jones U.S. Energy Sector    .  iShares Russell 1000 Index Fund
   Index Fund                                      Index Fund                              .  iShares Russell 1000 Growth Index
 .  iShares S&P SmallCap 600 Index Fund          .  iShares Dow Jones U.S. Financial           Fund
 .  iShares S&P SmallCap 600/BARRA                  Sector Index Fund                       .  iShares Russell 1000 Value Index Fund
   Growth Index Fund                            .  iShares Dow Jones U.S. Healthcare
 .  iShares S&P Smallcap 600/barra                  Healthcare Sector Index Fund
   Value Index Fund                             .  iShares Dow Jones U.S.
 .  iShares S&P 100 Index Fund*                     Industrial Sector Index Fund
 .  iShares S&P Global 100 Index                 .  iShares Dow Jones U.S.
   Fund**                                          Technology Sector Index Fund
 .  iShares S&P Europe 350 Index                 .  iShares Dow Jones U.S.
   Fund                                            Telecommunications Sector Index
 .  iShares S&P/TSE 60 Index Fund                   Fund
                                                .  iShares Dow Jones U.S.
                                                   Utilities Sector Index Fund
                                                .  iShares Dow Jones U.S.
                                                   Chemicals Index Fund
                                                .  iShares Dow Jones U.S.
                                                   Financial Services Index Fund
                                                .  iShares Dow Jones U.S.
                                                   Internet Index Fund
                                                .  iShares Dow Jones U.S. Real
                                                   Estate Index Fund

 * Public offering date on or about October 27, 2000.
** Public offering date on or about December 1, 2000.

    These financial statements relate to the iShares S&P Series of investment portfolios (each a "Fund", collectively the "Funds"). The iShares S&P Europe 350 and TSE 60 Index Funds invest in the securities of foreign issuers, which may subject them to investment risks not normally associated with investing in the securities of United States corporations.

--------------------------------------------------------------------------------
iShares Notes to Financials                                             page 69
iSHARES TRUST
Notes to the Financial Statements (Unaudited) (Continued)

    The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions. Actual results could differ from those estimates.

    SECURITY VALUATION

    Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are primarily traded. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, including restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by the Board of Trustees.

    SECURITY TRANSACTIONS AND INCOME RECOGNITION

    Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains and losses on investment transactions are determined using the specific identification method.

    FOREIGN CURRENCY TRANSLATION

    The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange on the valuation date. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

    Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

    DISTRIBUTIONS TO SHAREHOLDERS

    Distributions to shareholders from net investment income are declared and distributed quarterly by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

    FEDERAL INCOME TAXES

    Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute annually substantially all of its income and any gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal taxes was required at September 30, 2000.

    FORWARD CURRENCY CONTRACTS

    A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A forward currency contract is traded over-the-counter and not on organized commodities or securities

--------------------------------------------------------------------------------
  page 70                                                              iShares
iSHARES TRUST
Notes to the Financial Statements (Unaudited) (Continued)

exchanges. Certain of the Funds may enter into foreign currency forward contracts to facilitate local securities settlement or to protect against currency exposure in connection with its distributions to shareholders. Contracts are recorded at market value and marked to market daily.

    Risks of entering into forward currency contracts include the possibility that a Fund could not close out its positions because of an illiquid market and that the Fund could experience losses if the value of its currency forwards were poorly correlated with its other investments.

    As of September 30, 2000, there were no open forward currency contracts.

    FUTURES CONTRACTS

    The Funds may purchase stock index futures contracts to simulate full investment in the respective underlying index, to facilitate trading or to reduce transaction costs. A futures contract is an agreement between two parties to buy and sell a specified amount of a specific instrument or index at a specified future time and at a specific price. Each Fund will only enter into futures contracts that are traded on a U.S. or foreign exchange. Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash or cash equivalents equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the index underlying the futures contract. Such receipts or payments are known as "variation margin" and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Funds are required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with long futures transactions in an amount generally equal to the entire futures contract amount. The primary risks associated with the use of futures contracts are that the changes in the value of the contracts may not correlate perfectly with changes in the market value of stocks held in the Fund, and the possibility of an illiquid market.

    As of September 30, 2000, there were no open long futures contracts outstanding.

    REPURCHASE AGREEMENTS

    Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities, which are delivered to the Funds' custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

    The repurchase agreements entered into on September 30, 2000 by the Funds were fully collateralized by U.S. Government obligations with a rate of 8.13%, a maturity date of 08/15/21 and an aggregate market value of $906,542.

2.  AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors ("BGFA") manages the investment of each Fund's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under this agreement, BGFA is responsible for all expenses ("Covered Expenses") of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the executions of portfolio transactions, distribution fees and extraordinary expenses.

--------------------------------------------------------------------------------
iShares Notes to Financials                                              page 71
iShares Trust
Notes to the Financial Statements (Unaudited) (Continued)

    For its investment management services to each Fund, BGFA is entitled to a management fee based on the average daily net assets of each Fund as follows:

  ----------------------------------
                          Management
  iShares S&P Index Fund         Fee
  ----------------------------------
  500                           0.09%
  500/BARRA Growth              0.18
  500/BARRA Value               0.18
  MidCap 400                    0.20
  MidCap 400/BARRA Growth       0.25
  MidCap 400/BARRA Value        0.25
  SmallCap 600                  0.20
  SmallCap 600/BARRA Growth     0.25
  SmallCap 600/BARRA Value      0.25
  Europe 350                    0.60
  /TSE 60                       0.50
  ----------------------------------

    Investors Bank & Trust Company ("IBT") serves as Administrator, Custodian, Transfer Agent and Securities Lending Agent for the Funds. As compensation for its services, IBT receives certain out-of-pocket costs, transaction fees, and asset-based fees which are accrued daily and paid monthly. These fees are Covered Expenses as defined above.

    SEI Investments Distribution Company serves as the Distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. The Distributor will deliver the Prospectus and Statement of Additional Information, if so requested, to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it.

    Certain of the officers of the Trust are also employees of IBT, the Administrator, Custodian, Transfer Agent and Securities Lending Agent for the Funds.

3.  INVESTMENT PORTFOLIO TRANSACTIONS

    Purchases and sales of investments (excluding in-kind transactions and short-term securities) for the period ended September 30, 2000, were as follows:

  ------------------------------------------------
  iShares S&P Index Fund    Purchases        Sales
  ------------------------------------------------
  500                     $25,617,534  $21,569,248
  500/BARRA Growth         10,975,047   10,998,246
  500/BARRA Value           5,308,358    5,279,158
  MidCap 400               24,615,582   24,264,212
  MidCap 400/BARRA Growth   2,932,222    2,790,387
  MidCap 400/BARRA Value    1,329,088    1,311,284
  SmallCap 600              7,024,325    7,030,402
  SmallCap 600/BARRA Growth 1,824,435    1,826,685
  SmallCap 600/BARRA Value  1,010,346    1,009,843
  Europe 350                   40,675       46,922
  /TSE 60                   2,592,360    2,236,492
  ------------------------------------------------


--------------------------------------------------------------------------------
  page 72                                                                iShares
iShares Trust
Notes To The Financial Statements (Unaudited) (Continued)

  In-kind transactions for the period ended September 30, 2000, were as follows:


  ----------------------------------------------------
                                 In-kind       In-kind
  iShares S&P Index Fund       Purchases         Sales
  ----------------------------------------------------
  500                     $1,848,357,812  $164,526,091
  500/BARRA Growth            77,080,096             -
  500/BARRA Value             57,401,051             -
  MidCap 400                 314,615,613    91,584,884
  MidCap 400/BARRA Growth     33,029,294             -
  MidCap 400/BARRA Value      18,009,672             -
  SmallCap 600                66,396,936             -
  SmallCap 600/BARRA Growth   16,392,886             -
  SmallCap 600/BARRA Value    13,581,630             -
  Europe 350                  15,687,810             -
  /TSE 60                      8,449,207             -
  ----------------------------------------------------


    At September 30, 2000, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

  -----------------------------------------------------------------------------------
                                                                       Net Unrealized
                                     Tax    Unrealized     Unrealized    Appreciation
  iShares S&P Index Fund            Cost  Appreciation   Depreciation  (Depreciation)
  -----------------------------------------------------------------------------------
  500                     $1,719,187,951  $108,135,018  $(132,949,041) $  (24,814,023)
  500/BARRA Growth            79,644,848     7,752,637     (6,433,744)      1,318,893
  500/BARRA Value             57,815,166     5,039,179     (3,052,448)      1,986,731
  MidCap 400                 256,981,050    23,517,398    (13,310,035)     10,207,363
  MidCap 400/BARRA Growth     33,295,112     5,278,006     (2,054,417)      3,223,589
  MidCap 400/BARRA Value      18,152,159     2,098,404       (638,899)      1,459,505
  SmallCap 600                69,436,749     7,946,847     (4,636,343)      3,310,504
  SmallCap 600/BARRA Growth   16,464,289     1,813,362     (1,405,311)        408,051
  SmallCap 600/BARRA  Value   13,587,416     1,629,737       (803,547)        826,190
  Europe 350                  15,712,066       340,510     (1,419,086)     (1,078,576)
  /TSE 60                      8,872,531       677,834       (285,155)        392,679
  -----------------------------------------------------------------------------------

4.  iSHARES TRANSACTIONS

    At September 30, 2000, there were an unlimited number of no par value shares of beneficial interest ("iShares") authorized. iShares are issued and redeemed by each Fund only in large blocks of 50,000 iShares ("Creation Unit") or multiples thereof. Except when aggregated in Creation Units, iShares are not redeemable.

   The consideration for purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities constituting a substantial replication, or a portfolio sampling representation, of the stocks involved in the relevant Fund's underlying index and an amount of cash. A purchase transaction fee and a redemption transaction fee are charged to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of iShares.



-------------------------------------------------------------------------------
iShares Notes to Financials                                              page 73
iShares Trust
Notes To The Financial Statements (Unaudited) (Continued)

5.  LOANS OF PORTFOLIO SECURITIES

    Each Fund may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The collateral is maintained at a value equal to at least 100% of the current market value of the loaned securities. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

    The market value of the securities on loan at September 30, 2000 and the value of the related collateral were as follows:



  ------------------------------------------------
                             Value of     Value Of
  iShares S&P Index Fund   Securities   Collateral

  ------------------------------------------------
  500                     $26,383,199  $27,210,757
  500/BARRA Growth          2,364,424    2,429,551
  MidCap 400               13,513,691   13,909,725
  SmallCap 600              2,059,332    2,142,986
  ------------------------------------------------


--------------------------------------------------------------------------------
  page 74                                                           iShares

iShares                       45 Fremont Street   www.ishares.com     1-800-ISHARES
 ------
 BARCLAYS GLOBAL INVESTMENT   San Francisco, CA                       1 800 474 2737
                              94105























iShares are distributed by SEI
Investments Distribution Co.
Barclays Global Fund Advisors
serves as an adviser to iShares
and is a subsidiary of Barclays
Global Investors, N.A., neither                                                                               F-007-01
of which is affiliated with SEI.                                   (C)2000 Barclays Global Investors. All
                                   iShares are not sponsored,      rights reserved. iShares is a servicemark  Not FDIC insured
IBT serves as administrator,       endorsed, sold or promoted      of Barclays Global Investors, N.A. All     Have no bank guarantee
custodian, securities lending      by Standard & Poor's. Nor       other trademarks, servicemarks or          May lose value
agent and transfer agent for       does this company make any      registered trademarks are the property
the iShares S&P Series.            representation regarding the    of their respective owners.
                                   advisability of investing
                                   in iShares.